------------------------



         SELIGMAN
-----------------
   MUNICIPAL FUND                                         [Graphic Omitted]
     SERIES, INC.




                                                        -----------------------

                                                            ANNUAL REPORT

                                                          SEPTEMBER 30, 2001


                                                             -----o-----

                                                              PROVIDING

                                                            INCOME EXEMPT

                                                             FROM REGULAR

                                                                INCOME

                                                                 TAX




                                                                [Logo]
                                                        J. &  W. SELIGMAN & CO.
                                                             INCORPORATED
                                                           ESTABLISHED 1864

SELIGMAN -- TIMES CHANGE...VALUES ENDURE

J. & W. SELIGMAN & CO. INCORPORATED IS A FIRM WITH A LONG TRADITION OF INVESTMENT EXPERTISE, OFFERING A BROAD ARRAY OF INVESTMENT CHOICES TO HELP TODAY'S INVESTORS SEEK THEIR LONG-TERM FINANCIAL GOALS.


[Graphic Omitted]

JAMES, JESSE, AND
JOSEPH SELIGMAN, 1870

TIMES CHANGE...

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 137 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the first part of the 20th century, as America became an industrial power, the firm helped fund the growing capital needs of the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 -- today, the nation's largest diversified publicly-traded closed-end investment company -- Seligman began shifting its emphasis from investment banking to investment management. Despite the stock market crash and ensuing depression, Seligman was convinced of the importance that investment companies could have in building wealth for individual investors, and began managing its first mutual fund in 1930.

In the decades that followed, Seligman has continued to offer forward-looking investment solutions, including equity funds that specialize in small companies, technology, or international securities, and bond funds that focus on high-yield issuers, US government bonds, or municipal securities.

 ...VALUES ENDURE

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm's business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will guide Seligman in the new millennium.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

To the Shareholders .........................................................  1
Interview With Your Portfolio Manager .......................................  2
Performance Overview and Portfolio Summary ..................................  4
Portfolios of Investments ................................................... 19
Statements of Assets and Liabilities ........................................ 38
Statements of Operations .................................................... 40
Statements of Changes in Net Assets ......................................... 42
Notes to Financial Statements ............................................... 47
Financial Highlights ........................................................ 57
Report of Independent Auditors .............................................. 70
Board of Directors .......................................................... 71
Executive Officers AND For More Information ................................. 72
Glossary of Financial Terms ................................................. 73
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS

The tragic events of September 11 shook the entire world, and J. & W. Seligman & Co. Incorporated was no exception. We were shocked and saddened by the devastation and loss of life that took place just miles from our offices in New York City, as well as at the Pentagon and in Pennsylvania. Our heartfelt condolences go out to our many friends, colleagues, neighbors, and others who were personally affected.

Even as we struggle to cope with a changed world, the business of our country goes on. The year ended September 30, 2001, was a positive one for municipal bonds, and they produced strong returns. The municipal market benefited from several trends during the year. The weakening US economy caused significant volatility in the stock market, and the resulting poor investment results attracted many investors to the relative stability and competitive taxable equivalent yields of municipals. Municipal yields were less volatile than those of Treasury bonds during the past year. Beginning in January 2001, the Federal Reserve Board began lowering interest rates aggressively in order to spur an economic recovery. This favorable interest rate environment sparked a significant increase in municipal new issuance, in particular refunding bonds, and the increased supply was matched by strong demand.

The terrorist attacks of September 11 occurred at a time of continued economic sluggishness and faltering consumer confidence. In their immediate aftermath, economic activity in the US virtually ground to a halt. As a result, the economy suffered significant short-term damage, and there was increased uncertainty on the part of businesses and consumers.

The Fed and the federal government responded quickly and decisively. On September 17, the Fed cut interest rates 50 basis points, followed by two additional 50-basis-point cuts on October 2 and November 6. Rates now stand at a 39-year low, and the Fed hopes the resulting increase in liquidity will provide a boost to the economy. The federal government is crafting an economic stimulus package that will likely include both increased spending and tax cuts.

Municipal issuance was disrupted immediately after September 11, but it has now resumed. Because the weak economy has caused tax receipts to decline, states and municipalities are experiencing revenue shortfalls. Most have responded by reducing expenditures and/or drawing on reserves. Tax increases may be necessary as budget surpluses are depleted. While there is cause for concern, it is important to keep in mind that states and municipalities are generally much healthier now than they were during the last major economic downturn. Most recently, municipal credit quality has continued to improve, albeit at a declining rate, and demand for municipals remains strong. We will closely monitor both the municipal market and the Series' holdings for any signs of deterioration. A majority of the Series' holdings are insured and AAA-rated, the highest rating available.

The American people and our economy have, in past crises, proven remarkably resilient. The tragedy hurt our economy in the short term, but the long-term productive capacity of the US economy remains unchanged. We expect that the economy will respond favorably in 2002 to federal monetary and fiscal stimulus measures. We believe market sentiment still favors municipal bonds, and we expect continued strong investment results from the Funds in Seligman Municipal Fund Series.

We appreciate your confidence in Seligman Municipal Fund Series. A discussion with your Portfolio Manager, as well as each Series' portfolio of investments, financial statements, and performance history, follows this letter.

By order of the Board of Directors,


/s/ William C. Morris
---------------------
William C. Morris
Chairman


                           /s/ Brian T. Zino
                           -----------------
                           Brian T. Zino
                           President

November 9, 2001

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
THOMAS G. MOLES

Q: WHAT ECONOMIC AND MARKET FACTORS INFLUENCED SELIGMAN MUNICIPAL FUND SERIES DURING THE PAST YEAR?

A: US economic growth began to decline during the third quarter of 2000. At the time, most economists were optimistic that the ensuing slowdown would be shallow and short-lived due to a resilient consumer sector. However, mounting corporate layoffs and disappointing stock market returns gradually eroded consumer confidence. In an attempt to prevent a serious downturn, the Federal Reserve Board, in a series of easing moves, lowered the federal funds rate to 2.0% from 6.5%, while Congress approved tax cuts to help revive economic growth. These actions might have sufficed to turn the economy around were it not for the September 11 terrorist attacks. The outlook for the nation changed on that day, and subsequent economic reports point to worsening conditions.

     Market yields declined over the past 12 months, resulting in positive investment results for municipal funds. Long-term municipal yields, as measured by the Bond Buyer 20-Bond General Obligation Index, fell by almost one-half point during the period. Municipal yields fluctuated within a much tighter range than the 10-year Treasury bond, but matched the yield spread of the 30-year Treasury bond. Municipal new issue volume rose significantly in 2001, spurred by lower interest rates. Year-to-date, municipal supply is up 34% compared to the same period last year. Much of the increase is attributable to a surge in refunding issuance, which rose a dramatic 227%. Refunding bonds are generally issued to retire outstanding, higher-cost debt. Among individual states, volume figures varied widely. Of the 10 largest state issuers, Washington had a 128% increase in municipal supply, while New York's decreased by 3%. New York experienced a greater number of deal postponements than the general market subsequent to September 11. Nevertheless, New York would still have lagged behind other states in adding to municipal supply.

     Equity market volatility and economic uncertainty have sparked renewed interest in municipal investments. Increasingly, investors have found the municipal market's record of safety and stability particularly appealing, and this has enabled the demand for municipal bonds to keep pace with the robust supply. In addition, high-quality municipal bonds continue to offer a significant yield advantage in comparison to the after-tax yields of Treasury bonds. The relative attractiveness of municipal bonds is the result of a continuation of narrow yield spreads between municipal bonds and Treasury bonds. Municipal credit quality improved during the past quarter. Standard & Poor's reported that, for the 22nd consecutive quarter, overall credit rating upgrades exceeded downgrades by a ratio of 3 to 1. In the health care sector, downgrades continue to exceed upgrades by a ratio of 9 to 1. However, the industry has slowly but steadily been making progress. While health care providers face many challenges, prospects for the future are encouraging.

Q:   WHAT WAS YOUR STRATEGY?

A: Our investment strategy during the past 12 months has been consistent with our expectations for below-trend economic growth and declining long-term interest rates. Throughout the year, we engaged in duration extension trades, purchasing bonds in the 20-to-40 year maturity range, while reducing defensive positions. Long-term bonds continue to offer the highest yields as well as the greatest potential for price appreciation as interest rates fall (conversely, as interest rates rise, longer maturity bonds typically underperform shorter maturity bonds). Cash positions were kept to a minimum due to the widening yield spread between short-term and long-term bonds, as well as the lack of capital gain opportunities in the short-term market. The callability of Series holdings

--------------------------------------------------------------------------------
A TEAM APPROACH

Seligman Municipal Fund Series is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Fund by a group of seasoned professionals who are responsible for research and trading consistent with the Fund's investment objective. Team members include Theresa Barion, Eileen Comerford, Audrey Kuchtyak, and Debra McGuinness.
--------------------------------------------------------------------------------

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
THOMAS G. MOLES

     becomes more of a concern in a declining interest rate environment. Where appropriate, short-call positions were reduced and replaced with bonds offering a minimum of 10 years of call protection.

     The majority of Series purchases were of AAA insured municipal bonds. Yield spreads between high- and lower-quality bonds continue to be narrow. For some time, lower-quality bonds have not offered enough additional yield to compensate for the increased risk. In addition, lower-quality bonds generally underperform during periods of economic weakness. Given the potential for continued sluggishness in the economy, we currently favor municipal bonds issued to fund essential services such as transportation, education, and water sewer facilities.

     The events of September 11 had an especially negative effect on New York City and on the airline industry. The New York and National Series currently have exposure to New York City debt, the New York Series has exposure to The Port Authority of New York & New Jersey debt, and the Georgia Series owns a bond of Fulton County, GA Development Authority Special Facilities Rev. (Delta Air Lines, Inc. Project). With the exception of this last issue, all airport bonds in the Series are insured and rated AAA. We will be closely monitoring these municipal issues in the coming months for signs of credit deterioration.

Q:   WHAT IS YOUR OUTLOOK?

A: The events of September 11 and the weeks that followed have profoundly affected the nation. Our sense of security has been shaken, and it will take time to recover. At this date, it appears that the current economic slowdown is likely to be longer than originally expected despite the efforts of the Federal Reserve and Congress to stimulate economic activity. Nevertheless, we remain hopeful that continued accommodative monetary and fiscal policy will ultimately elicit a meaningful recovery. While the US has many challenges to face in the months to come, we take comfort in the knowledge that our nation has a long history of triumph over adversity.

     At J. & W. Seligman & Co. Incorporated, we believe that municipal bond funds, including Seligman Municipal Fund Series, will continue to play an important role in helping investors meet their long-term financial goals. Further, we trust that our conservative approach to managing the Series will provide our shareholders with many years of competitive investment returns.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

     The following charts compare a $10,000 hypothetical investment made in each Series of Seligman Municipal Fund Series Class A shares, with and without the initial 4.75% maximum sales charge, and assume that all distributions within the period are invested in additional shares, for the 10-year period ended September 30, 2001, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same period. The performances of each Series of Seligman Municipal Fund Series Class C and Class D shares are not shown in the charts but are included in the table below each chart. It is important to keep in mind that the Lehman Index does not include any fees or sales charges, and does not reflect state-specific bond market performance. The table below each chart also includes relevant portfolio characteristics for each Series. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE INVESTMENT RESULTS.

NATIONAL SERIES


        [The table below represents a line chart in the printed piece.]

                                         NATIONAL SERIES CLASS A
                                 ----------------------------------------
                                      With         Without         Lehman
                                 Sales Charge   Sales Charge        Index
                                 ------------   ------------        -----
      30-Sep-91                      9530           10000          10000
      31-Dec-91                      9805           10289          10336
      31-Mar-92                      9782           10264          10367
      30-Jun-92                      10172          10673          10761
      30-Sep-92                      10350          10861          11046.1
      31-Dec-92                      10578          11101          11247.2
      31-Mar-93                      11114          11663          11664.4
      30-Jun-93                      11549          12120          12045.9
      30-Sep-93                      12006          12599          12453
      31-Dec-93                      12069          12665          12627.4
      31-Mar-94                      11079          11626          11934.1
      30-Jun-94                      11146          11697          12066.6
      30-Sep-94                      11067          11613          12148.6
      31-Dec-94                      10869          11405          11973.7
      31-Mar-95                      11765          12346          12820.2
      30-Jun-95                      12066          12661          13129.2
      30-Sep-95                      12337          12946          13507.3
      31-Dec-95                      13054          13698          14063.8
      31-Mar-96                      12770          13401          13893.6
      30-Jun-96                      12857          13491          14000.6
      30-Sep-96                      13197          13849          14322.6
      31-Dec-96                      13488          14154          14687.9
      31-Mar-97                      13412          14075          14654.1
      30-Jun-97                      13923          14610          15159.6
      30-Sep-97                      14438          15151          15617.5
      31-Dec-97                      14888          15623          16040.7
      31-Mar-98                      15065          15808          16225.2
      30-Jun-98                      15287          16042          16471.8
      30-Sep-98                      15737          16514          16977.5
      31-Dec-98                      15731          16508          17079.3
      31-Mar-99                      15817          16598          17231.3
      30-Jun-99                      15561          16329          16926.4
      30-Sep-99                      15248          16000          16858.7
      31-Dec-99                      14903          15639          16727.2
      31-Mar-00                      15486          16251          17217.3
      30-Jun-00                      15606          16376          17477.2
      30-Sep-00                      15991          16781          17900.2
      31-Dec-00                      16741          17568          18682.4
      31-Mar-01                      17003          17843          19097.2
      30-Jun-01                      17045          17886          19221.3
      30-Sep-01                      17519          18383          19761.4

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 2001

                                                                                AVERAGE ANNUAL
                                                       ----------------------------------------------------------------------
                                                                                                 CLASS C         CLASS D
                                          SIX           ONE           FIVE           10     SINCE INCEPTION   SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS        5/27/99          2/1/94
                                        -------        ----           -----         -----   ---------------   ---------------
CLASS A**
With Sales Charge                       (2.08)%        4.18%          4.78%         5.77%           n/a              n/a
Without Sales Charge                     2.85          9.36           5.79          6.28            n/a              n/a
CLASS C**
With Sales Charge and CDSC               0.35          6.27            n/a           n/a           3.15%             n/a
Without Sales Charge and CDSC            2.36          8.38            n/a           n/a           3.58              n/a
CLASS D**
With 1% CDSC                             1.36          7.38            n/a           n/a            n/a              n/a
Without CDSC                             2.36          8.38           4.84           n/a            n/a             3.85%
LEHMAN INDEX***                          3.48         10.40           6.65          7.05           6.20+++          5.86++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 2001

                9/30/01       3/31/01       9/30/00                               DIVIDENDS+    CAPITAL GAIN+     SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------  ------------
CLASS A          $7.98         $7.94         $7.65               CLASS A           $0.374            --            4.09%
CLASS C           7.98          7.94          7.65               CLASS C            0.302            --            3.35
CLASS D           7.98          7.94          7.65               CLASS D            0.302            --            3.39
HOLDINGS BY MARKET SECTOR(o)                                     MOODY'S/S&P RATINGS(o)
Revenue Bonds                                86%                 Aaa/AAA           46%
General Obligation Bonds(oo)                 14                  Aa/AA             27
                                                                 A/A               23
WEIGHTED AVERAGE MATURITY                    25.5 years          Baa/BBB            4

----------
See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

COLORADO SERIES

        [The table below represents a line chart in the printed piece.]

                                    COLORADO SERIES CLASS A
                            ----------------------------------------
                                 With         Without         Lehman
                            Sales Charge   Sales Charge        Index
                            ------------   ------------       ------
            30-Sep-91           9525          10000          10000
            31-Dec-91           9727          10212          10336
            31-Mar-92           9706          10190          10367
            30-Jun-92          10027          10527          10761
            30-Sep-92          10241          10751          11046.1
            31-Dec-92          10473          10995          11247.2
            31-Mar-93          10821          11361          11664.4
            30-Jun-93          11168          11725          12045.9
            30-Sep-93          11524          12099          12453
            31-Dec-93          11637          12217          12627.4
            31-Mar-94          11070          11622          11934.1
            30-Jun-94          11169          11726          12066.6
            30-Sep-94          11188          11746          12148.6
            31-Dec-94          11041          11591          11973.7
            31-Mar-95          11741          12326          12820.2
            30-Jun-95          11943          12538          13129.2
            30-Sep-95          12145          12751          13507.3
            31-Dec-95          12582          13210          14063.8
            31-Mar-96          12433          13053          13893.6
            30-Jun-96          12561          13187          14000.6
            30-Sep-96          12723          13357          14322.6
            31-Dec-96          13008          13657          14687.9
            31-Mar-97          12991          13639          14654.1
            30-Jun-97          13337          14002          15159.6
            30-Sep-97          13652          14332          15617.5
            31-Dec-97          13987          14684          16040.7
            31-Mar-98          14136          14841          16225.2
            30-Jun-98          14344          15059          16471.8
            30-Sep-98          14747          15482          16977.5
            31-Dec-98          14798          15535          17079.3
            31-Mar-99          14843          15584          17231.3
            30-Jun-99          14656          15387          16926.4
            30-Sep-99          14353          15069          16858.7
            31-Dec-99          14019          14718          16727.2
            31-Mar-00          14531          15255          17217.3
            30-Jun-00          14711          15445          17477.2
            30-Sep-00          15020          15768          17900.2
            31-Dec-00          15830          16620          18682.4
            31-Mar-01          16150          16956          19097.2
            30-Jun-01          16259          17070          19221.3
            30-Sep-01          16768          17603          19761.4

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 2001

                                                                                AVERAGE ANNUAL
                                                      ------------------------------------------------------------------------
                                                                                                 CLASS C           CLASS D
                                          SIX           ONE           FIVE           10      SINCE INCEPTION   SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS        5/27/99           2/1/94
                                        -------        ----           -----         -----    ---------------   ---------------
CLASS A**
With Sales Charge                       (1.30)%        6.15%          4.62%         5.30%          n/a              n/a
Without Sales Charge                     3.65         11.44           5.64          5.82           n/a              n/a
CLASS C**
With Sales Charge and CDSC               1.16          8.31            n/a           n/a          3.80%             n/a
Without Sales Charge and CDSC            3.12         10.39            n/a           n/a          4.27              n/a
CLASS D**
With 1% CDSC                             2.12          9.39            n/a           n/a           n/a              n/a
Without CDSC                             3.12         10.39           4.68           n/a           n/a             3.72%
LEHMAN INDEX***                          3.48         10.40           6.65          7.05          6.20+++          5.86++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 2001

                9/30/01       3/31/01       9/30/00                               DIVIDENDS+    CAPITAL GAIN+     SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------  ------------
CLASS A          $7.47         $7.37         $7.02               CLASS A           $0.340            --            3.71%
CLASS C           7.46          7.37          7.02               CLASS C            0.279            --            2.96
CLASS D           7.46          7.37          7.02               CLASS D            0.279            --            2.99

HOLDINGS BY MARKET SECTOR(o)                                     MOODY'S/S&P RATINGS(o)
Revenue Bonds                                89%                 Aaa/AAA           62%
General Obligation Bonds(oo)                 11                  Aa/AA             11
                                                                 A/A               12
WEIGHTED AVERAGE MATURITY                    21.1 years          Baa/BBB           15

----------
See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

GEORGIA SERIES

         [The table below represents a line chart in the printed piece.]

                                     GEORGIA SERIES CLASS A
                            ----------------------------------------
                                 With         Without         Lehman
                            Sales Charge   Sales Charge        Index
                            ------------   ------------       ------
          30-Sep-91          9525.59          10000            10000
          31-Dec-91          9774.18          10261            10336
          31-Mar-92          9767.74          10254.2          10367
          30-Jun-92          10165.5          10671.8          10761
          30-Sep-92          10421.9          10941            11046.1
          31-Dec-92          10653.9          11184.5          11247.2
          31-Mar-93          10962.7          11508.7          11664.4
          30-Jun-93          11333.7          11898.1          12045.9
          30-Sep-93          11876.6          12468.2          12453
          31-Dec-93          11954.4          12549.7          12627.4
          31-Mar-94          11138.5          11693.3          11934.1
          30-Jun-94          11207            11765.1          12066.6
          30-Sep-94          11221.1          11780.1          12148.6
          31-Dec-94          11041.2          11591.1          11973.7
          31-Mar-95          11891.9          12484.2          12820.2
          30-Jun-95          12249.5          12859.6          13129.2
          30-Sep-95          12529.5          13153.6          13507.3
          31-Dec-95          13156.5          13811.8          14063.8
          31-Mar-96          12885.7          13527.4          13893.6
          30-Jun-96          13000.6          13648.1          14000.6
          30-Sep-96          13352            14017            14322.6
          31-Dec-96          13664.9          14345.5          14687.9
          31-Mar-97          13550.6          14255.5          14654.1
          30-Jun-97          14072.3          14773.1          15159.6
          30-Sep-97          14506.6          15229.1          15617.5
          31-Dec-97          14897            15639            16040.7
          31-Mar-98          15065.5          15815.9          16225.2
          30-Jun-98          15313.9          16076.6          16471.8
          30-Sep-98          15730.6          16514            16977.5
          31-Dec-98          15781.8          16567.8          17079.3
          31-Mar-99          15878.3          16669.2          17231.3
          30-Jun-99          15576.3          16352.1          16926.4
          30-Sep-99          15316.8          16079.6          16858.7
          31-Dec-99          14985.8          15732.2          16727.2
          31-Mar-00          15612.5          16390.1          17217.3
          30-Jun-00          15811.3          16598.8          17477.2
          30-Sep-00          16227.6          17035.8          17900.2
          31-Dec-00          17007.9          17854.9          18682.4
          31-Mar-01          17333.8          18197.2          19097.2
          30-Jun-01          17376.1          18241.5          19221.3
          30-Sep-01          17665            18545            19761.4

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 2001

                                                                                   AVERAGE ANNUAL
                                                       -----------------------------------------------------------------------
                                                                                                 CLASS C           CLASS D
                                          SIX           ONE           FIVE           10      SINCE INCEPTION   SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS        5/27/99           2/1/94
                                        -------        ----           -----         -----    ---------------   ---------------
CLASS A**
With Sales Charge                       (3.15)%        3.53%          4.70%         5.85%          n/a               n/a
Without Sales Charge                     1.73          8.68           5.72          6.37           n/a               n/a
CLASS C**
With Sales Charge and CDSC              (0.59)         5.61            n/a           n/a          3.32%              n/a
Without Sales Charge and CDSC            1.41          7.71            n/a           n/a          3.75               n/a
CLASS D**
With 1% CDSC                             0.41          6.71            n/a           n/a           n/a               n/a
Without CDSC                             1.41          7.71           4.80           n/a           n/a              4.16%
LEHMAN INDEX***                          3.48         10.40           6.65          7.05          6.20+++           5.86++++
NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 2001

                9/30/01       3/31/01       9/30/00                               DIVIDENDS+    CAPITAL GAIN+     SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------  ------------
CLASS A          $7.89         $7.93         $7.64               CLASS A           $0.358          $0.043          3.83%
CLASS C           7.91          7.94          7.66               CLASS C            0.289           0.043          3.08
CLASS D           7.91          7.94          7.66               CLASS D            0.289           0.043          3.11

HOLDINGS BY MARKET SECTOR(o)                                     MOODY'S/S&P RATINGS(o)
Revenue Bonds                                80%                 Aaa/AAA           41%
General Obligation Bonds(oo)                 20                  Aa/AA             27
                                                                 A/A               26
WEIGHTED AVERAGE MATURITY                    21.9 years          Baa/BBB            3
                                                                 Ba/BB              3

----------
See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

LOUISIANA SERIES

         [The table below represents a line chart in the printed piece.]

                                    LOUISIANA SERIES CLASS A
                            ----------------------------------------
                                 With         Without         LEHMAN
                            Sales Charge   Sales Charge        INDEX
                            ------------   ------------       ------
          30-Sep-91           9522.7          10000            10000
          31-Dec-91          9779.54          10269.7          10336
          31-Mar-92          9768.26          10257.9          10367
          30-Jun-92          10170            10679.8          10761
          30-Sep-92          10370.5          10890.3          11046.1
          31-Dec-92          10545.7          11074.3          11247.2
          31-Mar-93          10947            11495.7          11664.4
          30-Jun-93          11277.9          11843.2          12045.9
          30-Sep-93          11624.9          12207.6          12453
          31-Dec-93          11752.9          12342            12627.3
          31-Mar-94          11120.2          11677.5          11934.1
          30-Jun-94          11167.7          11727.4          12066.6
          30-Sep-94          11179.2          11739.6          12148.6
          31-Dec-94          11061.3          11615.8          11973.7
          31-Mar-95          11788.3          12379.2          12820.2
          30-Jun-95          12019.9          12622.4          13129.2
          30-Sep-95          12330.1          12948.1          13507.3
          31-Dec-95          12952.5          13601.8          14063.8
          31-Mar-96          12742.3          13381            13893.6
          30-Jun-96          12783.4          13424.2          14000.6
          30-Sep-96          13109.6          13766.7          14322.6
          31-Dec-96          13404.3          14076.2          14687.9
          31-Mar-97          13390.2          14061.4          14654.1
          30-Jun-97          13834.9          14528.4          15159.7
          30-Sep-97          14180.6          14891.4          15617.5
          31-Dec-97          14537.4          15266.1          16040.7
          31-Mar-98          14695            15431.6          16225.2
          30-Jun-98          14876            15621.7          16471.8
          30-Sep-98          15326.3          16094.5          16977.5
          31-Dec-98          15400            16171.9          17079.3
          31-Mar-99          15466            16241.2          17231.4
          30-Jun-99          15199.2          15961            16926.4
          30-Sep-99          14952.8          15702.3          16858.7
          31-Dec-99          14688.1          15424.3          16727.2
          31-Mar-00          15233.5          15997            17217.3
          30-Jun-00          15411.6          16184.1          17477.2
          30-Sep-00          15805.2          16597.5          17900.2
          31-Dec-00          16553.1          17382            18682.4
          31-Mar-01          16832.7          17676.4          19097.2
          30-Jun-01          16948.1          17797            19221.3
          30-Sep-01          17379            18250            19761.4

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 2001

                                                                                   AVERAGE ANNUAL
                                                       -----------------------------------------------------------------------
                                                                                                 CLASS C           CLASS D
                                          SIX           ONE           FIVE           10      SINCE INCEPTION   SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS        5/27/99           2/1/94
                                        -------        ----           -----         -----    ---------------   ---------------
CLASS A**
With Sales Charge                       (1.79)%        4.54%          4.73%         5.68%           n/a              n/a
Without Sales Charge                     3.06          9.77           5.76          6.20            n/a              n/a
CLASS C**
With Sales Charge and CDSC               0.59          6.69            n/a           n/a           3.79%             n/a
Without Sales Charge and CDSC            2.58          8.78            n/a           n/a           4.22              n/a
CLASS D**
With 1% CDSC                             1.58          7.78            n/a           n/a            n/a              n/a
Without CDSC                             2.58          8.78           4.81           n/a            n/a             4.12%
LEHMAN INDEX***                          3.48         10.40           6.65          7.05           6.20+++          5.86++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 2001

                9/30/01       3/31/01       9/30/00                               DIVIDENDS+    CAPITAL GAIN+     SEC YIELD++
                -------       -------       -------                               ----------    -------------     -----------
CLASS A          $8.15         $8.09         $7.80               CLASS A           $0.378          $0.019          3.51%
CLASS C           8.15          8.09          7.80               CLASS C            0.305           0.019          2.76
CLASS D           8.15          8.09          7.80               CLASS D            0.305           0.019          2.78

HOLDINGS BY MARKET SECTOR(o)                                     MOODY'S/S&P RATINGS(o)
Revenue Bonds                                83%                 Aaa/AAA           82%
General Obligation Bonds(oo)                 17                  Aa/AA              9
                                                                 Baa/BBB            9
WEIGHTED AVERAGE MATURITY                    19.0 years

----------
See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

MARYLAND SERIES

         [The table below represents a line chart in the printed piece.]

                                    MARYLAND SERIES CLASS A
                            ----------------------------------------
                                 With         Without         LEHMAN
                            Sales Charge   Sales Charge        INDEX
                            ------------   ------------       ------
          30-Sep-91          9520.39          10000            10000
          31-Dec-91          9738.92          10229.5          10336
          31-Mar-92          9771.15          10263.4          10367
          30-Jun-92          10124.2          10634.3          10761
          30-Sep-92          10370.3          10892.8          11046.1
          31-Dec-92          10541.3          11072.4          11247.2
          31-Mar-93          10932            11482.8          11664.4
          30-Jun-93          11308.8          11878.5          12045.9
          30-Sep-93          11742            12333.6          12453
          31-Dec-93          11799            12393.4          12627.3
          31-Mar-94          11174.5          11737.5          11934.1
          30-Jun-94          11243.7          11810.1          12066.6
          30-Sep-94          11262.7          11830.1          12148.6
          31-Dec-94          11153            11714.9          11973.7
          31-Mar-95          11928.9          12529.8          12820.2
          30-Jun-95          12193.4          12807.7          13129.2
          30-Sep-95          12490.1          13119.3          13507.3
          31-Dec-95          13031            13687.5          14063.8
          31-Mar-96          12806.2          13451.3          13893.6
          30-Jun-96          12956.1          13608.8          14000.6
          30-Sep-96          13239.3          13906.3          14322.6
          31-Dec-96          13508.3          14188.9          14687.9
          31-Mar-97          13419.6          14095.7          14654.1
          30-Jun-97          13850.8          14548.7          15159.7
          30-Sep-97          14250.5          14968.5          15617.5
          31-Dec-97          14600.7          15336.3          16040.7
          31-Mar-98          14777.6          15522.1          16225.2
          30-Jun-98          14977.1          15731.7          16471.8
          30-Sep-98          15375.1          16149.7          16977.5
          31-Dec-98          15454            16233.2          17079.3
          31-Mar-99          15576            16360.8          17231.4
          30-Jun-99          15364            16137.6          16926.4
          30-Sep-99          15152            15916            16858.7
          31-Dec-99          14939            15691            16727.2
          31-Mar-00          15411            16188            17217.3
          30-Jun-00          15590            16376            17477.2
          30-Sep-00          15949            16753            17900.2
          31-Dec-00          16619            17457            18682.4
          31-Mar-01          16883            17733.8          19097.2
          30-Jun-01          17029            17887            19221.3
          30-Sep-01          17387            18263            19761.4

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 2001

                                                                                        AVERAGE ANNUAL
                                                      ------------------------------------------------------------------------
                                                                                                 CLASS C           CLASS D
                                          SIX          ONE            FIVE           10      SINCE INCEPTION   SINCE INCEPTION
                                        MONTHS*       YEAR            YEARS         YEARS        5/27/99           2/1/94
                                        -------       ----            -----         -----    ---------------   ---------------
CLASS A**
With Sales Charge                       (2.09)%        3.64%          4.54%         5.69%           n/a              n/a
Without Sales Charge                     2.78          8.83           5.56          6.21            n/a              n/a
CLASS C**
With Sales Charge and CDSC               0.23          5.78            n/a           n/a           3.51%             n/a
Without Sales Charge and CDSC            2.22          7.86            n/a           n/a           3.94              n/a
CLASS D**
With 1% CDSC                             1.22          6.86            n/a           n/a            n/a              n/a
Without CDSC                             2.22          7.86           4.64           n/a            n/a             4.06%
LEHMAN INDEX***                          3.48         10.40           6.65          7.05           6.20+++          5.86++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 2001

                9/30/01       3/31/01       9/30/00                               DIVIDENDS+    CAPITAL GAIN+     SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------  ------------
CLASS A          $8.08         $8.05         $7.79               CLASS A           $0.386            --            3.72%
CLASS C           8.09          8.07          7.80               CLASS C            0.315            --            2.97
CLASS D           8.09          8.07          7.80               CLASS D            0.315            --            3.00

HOLDINGS BY MARKET SECTOR(o)                                       MOODY'S/S&P RATINGS(o)
Revenue Bonds                                77%                 Aaa/AAA           43%
General Obligation Bonds(oo)                 23                  Aa/AA             40
                                                                 A/A               15
WEIGHTED AVERAGE MATURITY                    20.7 years          Baa/BBB            2

----------
See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

MASSACHUSETTS SERIES

         [The table below represents a line chart in the printed piece.]

                                  MASSACHUSETTS SERIES CLASS A
                            ----------------------------------------
                                 With         Without         LEHMAN
                            Sales Charge   Sales Charge        INDEX
                            ------------   ------------       ------
          30-Sep-91              9527         10000           10000
          31-Dec-91              9772         10256.6         10336
          31-Mar-92              9827         10314.2         10367
          30-Jun-92             10198         10704.1         10761
          30-Sep-92             10433         10950.5         11046.1
          31-Dec-92             10659         11187.7         11247.2
          31-Mar-93             11042         11590.5         11664.4
          30-Jun-93             11441         12009.1         12045.9
          30-Sep-93             11808         12393.5         12453
          31-Dec-93             11888         12477           12627.4
          31-Mar-94             11330         11891.7         11934.1
          30-Jun-94             11422         11989.2         12066.6
          30-Sep-94             11460         12029.1         12148.6
          31-Dec-94             11360         11924.1         11973.7
          31-Mar-95             12061         12659.1         12820.2
          30-Jun-95             12286         12895.7         13129.2
          30-Sep-95             12559         13181.8         13507.3
          31-Dec-95             13087         13736.3         14063.8
          31-Mar-96             12860         13498.5         13893.6
          30-Jun-96             12998         13643.2         14000.6
          30-Sep-96             13308         13968.1         14322.6
          31-Dec-96             13628         14304.5         14687.9
          31-Mar-97             13521         14191.8         14654.1
          30-Jun-97             13980         14673.5         15159.6
          30-Sep-97             14388         15101.2         15617.5
          31-Dec-97             14810         15545.6         16040.7
          31-Mar-98             15008         15753.3         16225.2
          30-Jun-98             15241         15996.9         16471.8
          30-Sep-98             15797         16580.9         16977.5
          31-Dec-98             15780         16563.4         17079.3
          31-Mar-99             15877         16664.7         17231.3
          30-Jun-99             15464         16231.2         16926.4
          30-Sep-99             15031         15776.4         16858.7
          31-Dec-99             14718         15448.7         16727.2
          31-Mar-00             15387         16150.8         17217.3
          30-Jun-00             15501         16270.8         17477.2
          30-Sep-00             15928         16718.6         17900.2
          31-Dec-00             16955         17796.6         18682.4
          31-Mar-01             17319         18178.8         19097.2
          30-Jun-01             17361         18223           19221.3
          30-Sep-01             17871         18758           19761.4

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 2001

                                                                               AVERAGE ANNUAL
                                                       -----------------------------------------------------------------------
                                                                                                 CLASS C           CLASS D
                                          SIX           ONE           FIVE           10      SINCE INCEPTION   SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS        5/27/99            2/1/94
                                        -------        ----           -----         -----    ---------------   ---------------
CLASS A**
With Sales Charge                       (1.93)%        6.73%          5.01%         5.98%           n/a              n/a
Without Sales Charge                     3.00         12.01           6.03          6.49            n/a              n/a
CLASS C**
With Sales Charge and CDSC               0.52          8.84            n/a           n/a           4.04%             n/a
Without Sales Charge and CDSC            2.53         11.00            n/a           n/a           4.48              n/a
CLASS D**
With 1% CDSC                             1.53         10.00            n/a           n/a            n/a              n/a
Without CDSC                             2.53         11.00           5.10           n/a            n/a             4.32%
LEHMAN INDEX***                          3.48         10.40           6.65          7.05           6.20+++          5.86++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 2001

                9/30/01       3/31/01       9/30/00                               DIVIDENDS+    CAPITAL GAIN+     SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------  ------------
CLASS A          $8.01         $7.95         $7.48               CLASS A           $0.355            --            4.00%
CLASS C           8.01          7.95          7.48               CLASS C            0.283            --            3.26
CLASS D           8.01          7.95          7.48               CLASS D            0.283            --            3.30

HOLDINGS BY MARKET SECTOR(o)                                     MOODY'S/S&P RATINGS(o)
Revenue Bonds                                94%                 Aaa/AAA           67%
General Obligation Bonds                      6                  Aa/AA             22
                                                                 A/A                6
WEIGHTED AVERAGE MATURITY                    25.4 years          Baa/BBB            5

----------
See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

MICHIGAN SERIES

         [The table below represents a line chart in the printed piece.]

                                    MICHIGAN SERIES CLASS A
                            ----------------------------------------
                                With          Without         LEHMAN
                            Sales Charge   Sales Charge        INDEX
                            ------------   ------------       ------
            30-Sep-91          9523           10000          10000
            31-Dec-91          9818           10311          10336
            31-Mar-92          9837           10330          10367
            30-Jun-92          10235          10748          10761
            30-Sep-92          10505          11032          11046.1
            31-Dec-92          10733          11271          11247.2
            31-Mar-93          11097          11653          11664.4
            30-Jun-93          11504          12081          12045.9
            30-Sep-93          11868          12463          12453
            31-Dec-93          11965          12565          12627.3
            31-Mar-94          11412          11983          11934.1
            30-Jun-94          11477          12052          12066.6
            30-Sep-94          11524          12101          12148.6
            31-Dec-94          11387          11957          11973.7
            31-Mar-95          12135          12743          12820.2
            30-Jun-95          12344          12963          13129.2
            30-Sep-95          12625          13258          13507.3
            31-Dec-95          13184          13844          14063.8
            31-Mar-96          12970          13620          13893.6
            30-Jun-96          13068          13723          14000.6
            30-Sep-96          13403          14074          14322.6
            31-Dec-96          13676          14361          14687.9
            31-Mar-97          13623          14306          14654.1
            30-Jun-97          14100          14806          15159.7
            30-Sep-97          14496          15222          15617.5
            31-Dec-97          14870          15615          16040.7
            31-Mar-98          15046          15800          16225.2
            30-Jun-98          15280          16046          16471.8
            30-Sep-98          15746          16535          16977.5
            31-Dec-98          15780          16571          17079.3
            31-Mar-99          15888          16684          17231.3
            30-Jun-99          15589          16371          16926.4
            30-Sep-99          15310          16078          16858.7
            31-Dec-99          15181          15941          16727.2
            31-Mar-00          15791          16583          17217.3
            30-Jun-00          15980          16781          17477.2
            30-Sep-00          16324          17142          17900.2
            31-Dec-00          17136          17996          18682.4
            31-Mar-01          17410          18283          19097.2
            30-Jun-01          17522          18400          19221.3
            30-Sep-01          17987          18888          19761.4

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 2001

                                                                               AVERAGE ANNUAL
                                                       -----------------------------------------------------------------------
                                                                                                 CLASS C           CLASS D
                                          SIX           ONE           FIVE           10      SINCE INCEPTION   SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS        5/27/99           2/1/94
                                         -------       ----           -----         -----    ---------------   ---------------
CLASS A**
With Sales Charge                        (1.80)%        4.81%          5.00%         6.05%          n/a              n/a
Without Sales Charge                      3.11          9.98           6.02          6.57           n/a              n/a
CLASS C**
With Sales Charge and CDSC                0.70          6.94            n/a           n/a          4.18%             n/a
Without Sales Charge and CDSC             2.66          8.99            n/a           n/a          4.65              n/a
CLASS D**
With 1% CDSC                              1.66          7.99            n/a           n/a           n/a              n/a
Without CDSC                              2.66          8.99           5.07           n/a           n/a             4.30%
LEHMAN INDEX***                           3.48         10.40           6.65          7.05          6.20+++          5.86++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 2001

                9/30/01       3/31/01       9/30/00                               DIVIDENDS+    CAPITAL GAIN+     SEC YIELD++
               ---------     ---------     ---------                            ------------- ---------------------------------
CLASS A          $8.47         $8.41         $8.11               CLASS A           $0.405          $0.028          3.78%
CLASS C           8.46          8.40          8.10               CLASS C            0.328           0.028          3.03
CLASS D           8.46          8.40          8.10               CLASS D            0.328           0.028          3.07

HOLDINGS BY MARKET SECTOR(o)                                     MOODY'S/S&P RATINGS(o)
Revenue Bonds                                65%                 Aaa/AAA           65%
General Obligation Bonds(oo)                 35                  Aa/AA             27
                                                                 A/A                8
WEIGHTED AVERAGE MATURITY                    20.9 years

----------
See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

MINNESOTA SERIES

         [The table below represents a line chart in the printed piece.]

                                   MINNESOTA SERIES CLASS A
                            ----------------------------------------
                                With          Without         LEHMAN
                            Sales Charge   Sales Charge        INDEX
                            ------------   ------------       ------
            30-Sep-91          9524           10000          10000
            31-Dec-91          9627           10108          10336
            31-Mar-92          9729           10215          10367
            30-Jun-92          10025          10526          10761
            30-Sep-92          10236          10748          11046.1
            31-Dec-92          10365          10883          11247.2
            31-Mar-93          10792          11331          11664.4
            30-Jun-93          11199          11759          12045.9
            30-Sep-93          11573          12151          12453
            31-Dec-93          11764          12351          12627.4
            31-Mar-94          11384          11952          11934.1
            30-Jun-94          11465          12037          12066.6
            30-Sep-94          11587          12166          12148.6
            31-Dec-94          11465          12038          11973.7
            31-Mar-95          12039          12640          12820.2
            30-Jun-95          12262          12874          13129.2
            30-Sep-95          12469          13091          13507.3
            31-Dec-95          12773          13411          14063.8
            31-Mar-96          12621          13251          13893.6
            30-Jun-96          12725          13361          14000.6
            30-Sep-96          12966          13613          14322.6
            31-Dec-96          13206          13865          14687.9
            31-Mar-97          13202          13862          14654.1
            30-Jun-97          13518          14193          15159.6
            30-Sep-97          13853          14545          15617.5
            31-Dec-97          14133          14839          16040.7
            31-Mar-98          14267          14980          16225.2
            30-Jun-98          14464          15186          16471.8
            30-Sep-98          14917          15662          16977.5
            31-Dec-98          15011          15761          17079.3
            31-Mar-99          15106          15860          17231.3
            30-Jun-99          14855          15597          16926.4
            30-Sep-99          14606          15335          16858.7
            31-Dec-99          14388          15107          16727.2
            31-Mar-00          14858          15600          17217.3
            30-Jun-00          15045          15796          17477.2
            30-Sep-00          15387          16155          17900.2
            31-Dec-00          16163          16970          18682.4
            31-Mar-01          16453          17275          19097.2
            30-Jun-01          16525          17350          19221.3
            30-Sep-01          16957          17804          19761.4

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 2001

                                                                                 AVERAGE ANNUAL
                                                       -----------------------------------------------------------------------
                                                                                                 CLASS C           CLASS D
                                          SIX           ONE           FIVE           10      SINCE INCEPTION   SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS        5/27/99            2/1/94
                                        -------        ----           -----         -----    ---------------   ---------------
CLASS A**
With Sales Charge                       (1.96)%        4.74%          4.46%         5.42%          n/a               n/a
Without Sales Charge                     2.89         10.02           5.47          5.94           n/a               n/a
CLASS C**
With Sales Charge and CDSC               0.37          7.02            n/a           n/a           3.71%             n/a
Without Sales Charge and CDSC            2.41          9.04            n/a           n/a           4.16              n/a
CLASS D**
With 1% CDSC                             1.41          8.04            n/a           n/a           n/a               n/a
Without CDSC                             2.41          9.04           4.53           n/a           n/a              3.78%
LEHMAN INDEX***                          3.48         10.40           6.65          7.05          6.20+++           5.86++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 2001

                9/30/01       3/31/01       9/30/00                               DIVIDENDS+    CAPITAL GAIN+     SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------  ------------
CLASS A          $7.72         $7.67         $7.34               CLASS A           $0.344            --            3.36%
CLASS C           7.72          7.67          7.34               CLASS C            0.275            --            2.60
CLASS D           7.72          7.67          7.34               CLASS D            0.275            --            2.61

HOLDINGS BY MARKET SECTOR(o)                                     MOODY'S/S&P RATINGS(o)
Revenue Bonds                                58%                 Aaa/AAA           50%
General Obligation Bonds(oo)                 42                  Aa/AA             35
                                                                 A/A               11
WEIGHTED AVERAGE MATURITY                    20.4 years          Baa/BBB            2
                                                                 Non-Rated          2

----------
See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

MISSOURI SERIES

         [The table below represents a line chart in the printed piece.]

                                    MISSOURI SERIES CLASS A
                            ----------------------------------------
                                With          Without         LEHMAN
                            Sales Charge   Sales Charge        INDEX
                            ------------   ------------       ------
            30-Sep-91          9531           10000          10000
            31-Dec-91          9770           10250          10336
            31-Mar-92          9772           10253          10367
            30-Jun-92          10136          10635          10761
            30-Sep-92          10260          10765          11046.1
            31-Dec-92          10478          10994          11247.2
            31-Mar-93          10835          11368          11664.4
            30-Jun-93          11212          11764          12045.9
            30-Sep-93          11612          12183          12453
            31-Dec-93          11673          12247          12627.3
            31-Mar-94          10960          11500          11934.1
            30-Jun-94          11022          11565          12066.6
            30-Sep-94          11049          11592          12148.6
            31-Dec-94          10935          11474          11973.7
            31-Mar-95          11734          12312          12820.2
            30-Jun-95          11949          12537          13129.2
            30-Sep-95          12228          12830          13507.3
            31-Dec-95          12789          13419          14063.8
            31-Mar-96          12538          13155          13893.6
            30-Jun-96          12683          13307          14000.6
            30-Sep-96          12994          13634          14322.6
            31-Dec-96          13264          13917          14687.9
            31-Mar-97          13164          13812          14654.1
            30-Jun-97          13594          14264          15159.7
            30-Sep-97          13995          14683          15617.5
            31-Dec-97          14335          15041          16040.7
            31-Mar-98          14462          15173          16225.2
            30-Jun-98          14723          15448          16471.8
            30-Sep-98          15172          15919          16977.5
            31-Dec-98          15162          15909          17079.3
            31-Mar-99          15229          15979          17231.3
            30-Jun-99          14948          15684          16926.4
            30-Sep-99          14628          15348          16858.7
            31-Dec-99          14314          15019          16727.2
            31-Mar-00          14964          15701          17217.3
            30-Jun-00          15170          15917          17477.2
            30-Sep-00          15534          16299          17900.2
            31-Dec-00          16488          17299          18682.4
            31-Mar-01          16780          17606          19097.2
            30-Jun-01          16793          17619          19221.3
            30-Sep-01          17310          18163          19761.4

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 2001

                                                                             AVERAGE ANNUAL
                                                       -----------------------------------------------------------------------
                                                                                                 CLASS C           CLASS D
                                          SIX           ONE           FIVE           10      SINCE INCEPTION   SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS        5/27/99            2/1/94
                                        -------        ----           -----         -----    ---------------   ---------------
CLASS A**
With Sales Charge                       (1.95)%        5.94%          4.85%         5.64%          n/a                n/a
Without Sales Charge                     2.98         11.26           5.87          6.15           n/a                n/a
CLASS C**
With Sales Charge and CDSC               0.49          8.25            n/a           n/a          4.34%               n/a
Without Sales Charge and CDSC            2.53         10.27            n/a           n/a          4.80                n/a
CLASS D**
With 1% CDSC                             1.53          9.27            n/a           n/a           n/a                n/a
Without CDSC                             2.53         10.27           4.90           n/a           n/a               4.13%
LEHMAN INDEX***                          3.48         10.40           6.65          7.05          6.20+++            5.86++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 2001

                9/30/01       3/31/01       9/30/00                               DIVIDENDS+    CAPITAL GAIN+     SEC YIELD++
                -------       -------       -------                               ----------    -------------     -----------
CLASS A          $7.81         $7.75         $7.37               CLASS A           $0.341          $0.033          3.61%
CLASS C           7.81          7.75          7.37               CLASS C            0.272           0.033          2.85
CLASS D           7.81          7.75          7.37               CLASS D            0.272           0.033          2.89

HOLDINGS BY MARKET SECTOR(o)                                     MOODY'S/S&P RATINGS(o)
Revenue Bonds                                73%                 Aaa/AAA           51%
General Obligation Bonds(oo)                 27                  Aa/AA             35
                                                                 A/A               11
WEIGHTED AVERAGE MATURITY                    20.9 years          Baa/BBB            3

----------
See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

NEW YORK SERIES

         [The table below represents a line chart in the printed piece.]

                                    NEW YORK SERIES CLASS A
                            ----------------------------------------
                                With          Without         LEHMAN
                            Sales Charge   Sales Charge        INDEX
                            ------------   ------------       ------
            30-Sep-91          9520           10000          10000
            31-Dec-91          9781           10273          10336
            31-Mar-92          9795           10288          10367
            30-Jun-92          10248          10764          10761
            30-Sep-92          10430          10956          11046.1
            31-Dec-92          10691          11230          11247.2
            31-Mar-93          11186          11750          11664.4
            30-Jun-93          11608          12192          12045.9
            30-Sep-93          12022          12627          12453
            31-Dec-93          12109          12719          12627.3
            31-Mar-94          11308          11878          11934.1
            30-Jun-94          11385          11958          12066.6
            30-Sep-94          11376          11949          12148.6
            31-Dec-94          11149          11710          11973.7
            31-Mar-95          12055          12662          12820.2
            30-Jun-95          12313          12933          13129.2
            30-Sep-95          12620          13256          13507.3
            31-Dec-95          13301          13971          14063.8
            31-Mar-96          13043          13700          13893.6
            30-Jun-96          13153          13816          14000.6
            30-Sep-96          13499          14179          14322.6
            31-Dec-96          13811          14507          14687.9
            31-Mar-97          13707          14397          14654.1
            30-Jun-97          14204          14920          15159.7
            30-Sep-97          14775          15520          15617.5
            31-Dec-97          15198          15964          16040.7
            31-Mar-98          15397          16173          16225.2
            30-Jun-98          15657          16446          16471.8
            30-Sep-98          16255          17073          16977.5
            31-Dec-98          16241          17059          17079.3
            31-Mar-99          16323          17145          17231.3
            30-Jun-99          15933          16736          16926.4
            30-Sep-99          15627          16415          16858.7
            31-Dec-99          15325          16097          16727.2
            31-Mar-00          15943          16746          17217.3
            30-Jun-00          16214          17031          17477.2
            30-Sep-00          16609          17445          17900.2
            31-Dec-00          17624          18512          18682.4
            31-Mar-01          17939          18843          19097.2
            30-Jun-01          18049          18958          19221.3
            30-Sep-01          18454          19384          19761.4

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 2001

                                                                          AVERAGE ANNUAL
                                                       -----------------------------------------------------------------------
                                                                                                 CLASS C           CLASS D
                                          SIX           ONE           FIVE           10      SINCE INCEPTION   SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS        5/27/99            2/1/94
                                        -------        ----           -----         -----    ---------------   ---------------
CLASS A**
With Sales Charge                          (2.23)%        5.59%          5.38%         6.32%        n/a              n/a
Without Sales Charge                        2.70         10.90           6.41          6.84         n/a              n/a
CLASS C**
With Sales Charge and CDSC                  0.22          7.77            n/a           n/a        4.18%             n/a
Without Sales Charge and CDSC               2.20          9.88            n/a           n/a        4.61              n/a
CLASS D**
With 1% CDSC                                1.20          8.88            n/a           n/a         n/a              n/a
Without CDSC                                2.20          9.88           5.48           n/a         n/a             4.52%
LEHMAN INDEX***                             3.48         10.40           6.65          7.05        6.20+++          5.86++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 2001

                9/30/01       3/31/01       9/30/00                               DIVIDENDS+    CAPITAL GAIN+     SEC YIELD++
                -------       -------       -------                               ----------    -------------     -----------
CLASS A          $8.16         $8.13         $7.77               CLASS A           $0.378          $0.061          3.86%
CLASS C           8.17          8.14          7.78               CLASS C            0.303           0.061          3.12
CLASS D           8.17          8.14          7.78               CLASS D            0.303           0.061          3.15

HOLDINGS BY MARKET SECTOR(o)                                     MOODY'S/S&P RATINGS(o)
Revenue Bonds                                91%                 Aaa/AAA           44%
General Obligation Bonds(oo)                  9                  Aa/AA             15
                                                                 A/A               37
WEIGHTED AVERAGE MATURITY                    24.9 years          Baa/BBB            4

----------
See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

OHIO SERIES

         [The table below represents a line chart in the printed piece.]

                                       OHIO SERIES CLASS A
                            ----------------------------------------
                                With          Without         LEHMAN
                            Sales Charge   Sales Charge        INDEX
                            ------------   ------------       ------
            30-Sep-91          9527           10000          10000
            31-Dec-91          9788           10274          10336
            31-Mar-92          9815           10302          10367
            30-Jun-92          10201          10707          10761
            30-Sep-92          10426          10944          11046.1
            31-Dec-92          10613          11140          11247.2
            31-Mar-93          10993          11538          11664.4
            30-Jun-93          11382          11947          12045.9
            30-Sep-93          11762          12346          12453
            31-Dec-93          11793          12436          12627.3
            31-Mar-94          11269          11828          11934.1
            30-Jun-94          11387          11952          12066.6
            30-Sep-94          11400          11966          12148.6
            31-Dec-94          11267          11826          11973.7
            31-Mar-95          11996          12591          12820.2
            30-Jun-95          12235          12842          13129.2
            30-Sep-95          12493          13113          13507.3
            31-Dec-95          12983          13627          14063.8
            31-Mar-96          12774          13408          13893.6
            30-Jun-96          12915          13556          14000.6
            30-Sep-96          13202          13857          14322.6
            31-Dec-96          13473          14142          14687.9
            31-Mar-97          13412          14077          14654.1
            30-Jun-97          13812          14497          15159.7
            30-Sep-97          14198          14902          15617.5
            31-Dec-97          14603          15328          16040.7
            31-Mar-98          14727          15458          16225.2
            30-Jun-98          14947          15689          16471.8
            30-Sep-98          15444          16210          16977.5
            31-Dec-98          15463          16231          17079.3
            31-Mar-99          15568          16340          17231.3
            30-Jun-99          15306          16066          16926.4
            30-Sep-99          15029          15775          16858.7
            31-Dec-99          14744          15475          16727.2
            31-Mar-00          15303          16063          17217.3
            30-Jun-00          15524          16294          17477.2
            30-Sep-00          15868          16656          17900.2
            31-Dec-00          16721          17551          18682.4
            31-Mar-01          17007          17851          19097.2
            30-Jun-01          17066          17914          19221.3
            30-Sep-01          17534          18404          19761.4

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 2001

                                                                               AVERAGE ANNUAL
                                                       -----------------------------------------------------------------------
                                                                                                 CLASS C           CLASS D
                                          SIX           ONE           FIVE           10      SINCE INCEPTION   SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS        5/27/99           2/1/94
                                         -------       ----           -----         -----    ---------------   ---------------
CLASS A**
With Sales Charge                        (2.01)%        5.08%         4.78%         5.78%           n/a              n/a
Without Sales Charge                      2.90         10.30          5.80          6.29            n/a              n/a
CLASS C**
With Sales Charge and CDSC                0.55          7.15           n/a           n/a           3.96%             n/a
Without Sales Charge and CDSC             2.55          9.26           n/a           n/a           4.40              n/a
CLASS D**
With 1% CDSC                              1.55          8.26           n/a           n/a            n/a              n/a
Without CDSC                              2.55          9.26          4.87           n/a            n/a             4.18%
LEHMAN INDEX***                           3.48         10.40          6.65          7.05           6.20+++          5.86++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 2001

                9/30/01       3/31/01       9/30/00                               DIVIDENDS+    CAPITAL GAIN+     SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------  ------------
CLASS A          $8.03         $7.99         $7.64               CLASS A           $0.382          $0.002          3.93%
CLASS C           8.08          8.03          7.69               CLASS C            0.310           0.002          3.17
CLASS D           8.08          8.03          7.69               CLASS D            0.310           0.002          3.22

HOLDINGS BY MARKET SECTOR(o)                                     MOODY'S/S&P RATINGS(o)
Revenue Bonds                                72%                 Aaa/AAA           78%
General Obligation Bonds(oo)                 28                  Aa/AA              9
                                                                 A/A                7
WEIGHTED AVERAGE MATURITY                    22.5 years          Baa/BBB            6

----------
See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

OREGON SERIES

         [The table below represents a line chart in the printed piece.]

                                      OREGON SERIES CLASS A
                            ----------------------------------------
                                With          Without         LEHMAN
                            Sales Charge   Sales Charge        INDEX
                            ------------   ------------       ------
            30-Sep-91          9525           10000          10000
            31-Dec-91          9758           10244          10336
            31-Mar-92          9789           10277          10367
            30-Jun-92          10089          10593          10761
            30-Sep-92          10299          10813          11046.1
            31-Dec-92          10516          11041          11247.2
            31-Mar-93          10838          11378          11664.4
            30-Jun-93          11195          11753          12045.9
            30-Sep-93          11557          12133          12453
            31-Dec-93          11663          12245          12627.3
            31-Mar-94          11141          11696          11934.1
            30-Jun-94          11238          11798          12066.6
            30-Sep-94          11282          11845          12148.6
            31-Dec-94          11131          11686          11973.7
            31-Mar-95          11815          12404          12820.2
            30-Jun-95          12050          12651          13129.2
            30-Sep-95          12303          12917          13507.3
            31-Dec-95          12750          13385          14063.8
            31-Mar-96          12552          13178          13893.6
            30-Jun-96          12685          13318          14000.6
            30-Sep-96          12952          13598          14322.6
            31-Dec-96          13235          13895          14687.9
            31-Mar-97          13204          13862          14654.1
            30-Jun-97          13615          14294          15159.7
            30-Sep-97          14065          14767          15617.5
            31-Dec-97          14432          15152          16040.7
            31-Mar-98          14599          15327          16225.2
            30-Jun-98          14826          15566          16471.8
            30-Sep-98          15258          16019          16977.5
            31-Dec-98          15312          16075          17079.3
            31-Mar-99          15439          16208          17231.3
            30-Jun-99          15164          15920          16926.4
            30-Sep-99          14929          15673          16858.7
            31-Dec-99          14708          15441          16727.2
            31-Mar-00          15197          15955          17217.3
            30-Jun-00          15426          16195          17477.2
            30-Sep-00          15757          16542          17900.2
            31-Dec-00          16555          17380          18682.4
            31-Mar-01          16813          17651          19097.2
            30-Jun-01          16956          17802          19221.3
            30-Sep-01          17443          18313          19761.4

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 2001

                                                                          AVERAGE ANNUAL
                                                       -----------------------------------------------------------------------
                                                                                                 CLASS C           CLASS D
                                          SIX           ONE           FIVE           10      SINCE INCEPTION   SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS        5/27/99           2/1/94
                                        -------        ----           -----         -----    ---------------   ---------------
CLASS A**
With Sales Charge                       (1.43)%        5.30%          5.07%         5.72%            n/a             n/a
Without Sales Charge                     3.53         10.52           6.10          6.24             n/a             n/a
CLASS C**
With Sales Charge and CDSC               1.06          7.38            n/a           n/a            4.06%            n/a
Without Sales Charge and CDSC            3.10          9.53            n/a           n/a            4.51             n/a
CLASS D**
With 1% CDSC                             2.10          8.53            n/a           n/a             n/a             n/a
Without CDSC                             3.10          9.53           5.18           n/a             n/a            4.30%
LEHMAN INDEX***                          3.48         10.40           6.65          7.05            6.20+++         5.86++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 2001

                9/30/01       3/31/01       9/30/00                               DIVIDENDS+    CAPITAL GAIN+     SEC YIELD++
               ---------     ---------     ---------                            ------------- ----------------  ------------
CLASS A          $7.85         $7.75         $7.47               CLASS A           $0.352          $0.037          3.61%
CLASS C           7.85          7.75          7.47               CLASS C            0.282           0.037          2.86
CLASS D           7.85          7.75          7.47               CLASS D            0.282           0.037          2.89

HOLDINGS BY MARKET SECTOR(o)                                     MOODY'S/S&P RATINGS(o)
Revenue Bonds                                73%                 Aaa/AAA           41%
General Obligation Bonds(oo)                 27                  Aa/AA             37
                                                                 A/A               14
WEIGHTED AVERAGE MATURITY                    18.7 years          Baa/BBB            8

----------
See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SOUTH CAROLINA SERIES

         [The table below represents a line chart in the printed piece.]

                                 SOUTH CAROLINA SERIES CLASS A
                            ----------------------------------------
                                With          Without         LEHMAN
                            Sales Charge   Sales Charge        INDEX
                            ------------   ------------       ------
            30-Sep-91          9530           10000          10000
            31-Dec-91          9830           10314          10336
            31-Mar-92          9874           10361          10367
            30-Jun-92          10249          10754          10761
            30-Sep-92          10469          10985          11046.1
            31-Dec-92          10655          11180          11247.2
            31-Mar-93          11010          11553          11664.4
            30-Jun-93          11386          11947          12045.9
            30-Sep-93          11780          12360          12453
            31-Dec-93          11902          12489          12627.3
            31-Mar-94          11167          11717          11934.1
            30-Jun-94          11233          11787          12066.6
            30-Sep-94          11236          11790          12148.6
            31-Dec-94          11104          11652          11973.7
            31-Mar-95          11907          12494          12820.2
            30-Jun-95          12155          12754          13129.2
            30-Sep-95          12437          13050          13507.3
            31-Dec-95          13065          13708          14063.8
            31-Mar-96          12814          13446          13893.6
            30-Jun-96          12952          13590          14000.6
            30-Sep-96          13285          13940          14322.6
            31-Dec-96          13578          14247          14687.9
            31-Mar-97          13475          14140          14654.1
            30-Jun-97          13944          14632          15159.7
            30-Sep-97          14347          15054          15617.5
            31-Dec-97          14762          15489          16040.7
            31-Mar-98          14915          15650          16225.2
            30-Jun-98          15132          15878          16471.8
            30-Sep-98          15589          16357          16977.5
            31-Dec-98          15607          16376          17079.3
            31-Mar-99          15686          16459          17231.3
            30-Jun-99          15367          16124          16926.4
            30-Sep-99          15071          15814          16858.7
            31-Dec-99          14734          15460          16727.2
            31-Mar-00          15414          16174          17217.3
            30-Jun-00          15588          16357          17477.2
            30-Sep-00          15985          16773          17900.2
            31-Dec-00          16893          17725          18682.4
            31-Mar-01          17151          17996          19097.2
            30-Jun-01          17239          18089          19221.3
            30-Sep-01          17658          18529          19761.4

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 2001

                                                                                 AVERAGE ANNUAL
                                                       -----------------------------------------------------------------------
                                                                                                 CLASS C           CLASS D
                                          SIX           ONE           FIVE           10      SINCE INCEPTION   SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS        5/27/99           2/1/94
                                        -------        ----           -----         -----    ---------------   ---------------
CLASS A**
With Sales Charge                       (2.10)%        5.07%          4.80%         5.85%            n/a              n/a
Without Sales Charge                     2.77         10.28           5.82          6.36             n/a              n/a
CLASS C**
With Sales Charge and CDSC               0.30          7.18            n/a           n/a            3.88%             n/a
Without Sales Charge and CDSC            2.30          9.30            n/a           n/a            4.32              n/a
CLASS D**
With 1% CDSC                             1.30          8.30            n/a           n/a             n/a              n/a
Without CDSC                             2.30          9.30           4.87           n/a             n/a             4.16%
LEHMAN INDEX***                          3.48         10.40           6.65          7.05            6.20+++          5.86++++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 2001

                9/30/01       3/31/01       9/30/00                               DIVIDENDS+    CAPITAL GAIN+     SEC YIELD++
                -------       -------       -------                               ----------    -------------     -----------
CLASS A          $8.07         $8.03         $7.66               CLASS A           $0.366            --            3.97%
CLASS C           8.06          8.02          7.65               CLASS C            0.293            --            3.23
CLASS D           8.06          8.02          7.65               CLASS D            0.293            --            3.26

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

HOLDINGS BY MARKET SECTOR(o)                              MOODY'S/S&P RATINGS(o)
Revenue Bonds                           97%               Aaa/AAA           61%
General Obligation Bonds                 3                Aa/AA             14
                                                          A/A               17
WEIGHTED AVERAGE MATURITY               21.5 years        Baa/BBB            8

----------
   * Returns for periods of less than one year are not annualized.

  ** Return figures reflect any change in price and assume all distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge ("CDSC") that is charged on redemptions made within 18 months of the date of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date after purchase. No adjustment was made to the performance of Class A shares for periods prior to January 1, 1993, the effective date for the annual Administration, Shareholder Services and Distribution Plan (the "Plan"), to reflect the fee of up to 0.25% of average daily net assets payable under the Plan. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of eachSeries' income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE INVESTMENT RESULTS.

 *** The Lehman Index is an unmanaged index that does not include any fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

 +++ From 5/31/99.

++++ From 1/31/94.

 (o) Percentages based on current market values of long-term holdings at September 30, 2001.

(oo) Includes pre-refunded and escrowed-to-maturity securities.

   + Represents per share amount paid or declared for the year ended September
     30, 2001.

  ++ Current yield, representing the annualized yield for the 30-day period ended September 30, 2001, has been computed in accordance with SEC regulations and will vary. During the year, the Manager, at its discretion, reimbursed expenses for the Michigan, New York and Ohio Series. Without these reimbursements the yields would be as follows:

                                Class A       Class C        Class D
                              ----------    ----------     ----------
     Michigan Series             3.64%         2.89%          2.94%
     New York Series             3.71          2.97           3.01
     Ohio Series                 3.78          3.02           3.07

                       THIS PAGE INTENTIONALLY LEFT BLANK.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


NATIONAL SERIES

                            FACE                                                                         RATINGS+          MARKET
    STATE                  AMOUNT                         MUNICIPAL BONDS                              MOODY'S/S&P          VALUE
    -----                  ------                         ---------------                              -----------          -----
ALABAMA--4.1%            $4,000,000   Jefferson County Sewer Rev., 5 1/8% due 2/1/2039 .............      Aaa/AAA        $3,898,440

ALASKA--1.6%              1,500,000   Alaska Housing Finance Corporation Mortgage Rev.,
                                        5 3/4% due 6/1/2024* .......................................      Aaa/AAA         1,538,190

FLORIDA--4.1%             4,000,000   Jacksonville Electric Authority (Electric System Rev.),
                                        5.10% due 10/1/2032 ........................................      Aa2/AA          3,909,200

GEORGIA--4.3%             4,000,000   Georgia State Housing and Finance Authority Rev.
                                        (Single Family Housing), 5 3/4% due 12/1/2031* ..............      NR/AAA         4,097,000

ILLINOIS--2.0%            2,000,000   Illinois Educational Facilities Authority Rev.
                                        (The University of Chicago), 5 1/4% due 7/1/2041 ............      Aa1/AA         1,959,920

INDIANA--4.7%             4,500,000   Indiana State Educational Facilities Authority Rev.
                                        (University of Notre Dame), 5 1/4% due 3/1/2022 .............      Aaa/NR         4,531,500

MICHIGAN--2.5%            2,250,000   Michigan State Strategic Fund Pollution Control Rev.
                                        (General Motors Corp.), 6.20% due 9/1/2020 .................       A2/A           2,380,298

MISSOURI--5.1%            4,750,000   St. Louis Industrial Development Authority Pollution
                                        Control Rev. (Anheuser-Busch Companies, Inc. Project),
                                        5 3/8% due 11/1/2026*.......................................       A1/A+          4,897,582

NEW YORK--7.4%            3,120,000   New York City GOs, 6 1/4% due 4/15/2027 ......................       A2/A           3,342,425

                          2,500,000   New York State Mortgage Agency Rev.
                                        (Homeowner Mortgage), 6.35% due 10/1/2030* .................      Aa1/NR          2,705,400

                          1,000,000   Trust for Cultural Resources of the City of New York Rev.
                                        (American Museum of Natural History),
                                        5.65% due 4/1/2027 .........................................      Aaa/AAA         1,039,850

SOUTH DAKOTA--2.6%        2,455,000   South Dakota Housing Development Authority Rev.
                                        (Homeownership Mortgage), 6.15% due 5/1/2026* ..............      Aa1/AAA         2,502,062

TENNESSEE--5.2%           5,000,000   Shelby County Health, Educational and Housing
                                        Facility Board Rev. (St. Jude Children's Research
                                        Hospital), 5 3/8% due 7/1/2024 .............................       NR/AA          4,970,350

TEXAS--19.6%              2,500,000   Dallas Area Rapid Transit Sales Tax Rev.,
                                        5% due 12/1/2031 ...........................................      Aaa/AAA         2,427,800

                          3,700,000   Harris County Health Facilities Development Corp.
                                        Hospital Rev. (St. Luke's Episcopal Hospital Project),
                                        6 3/4% due 2/15/2021++ .....................................      Aa3/AAA         3,789,059

                          1,750,000   Houston, TX Airport Rev, 5.70% due 7/1/2030* .................      Aaa/AAA         1,776,443

                          4,750,000   Potter County Industrial Development Corp. Pollution
                                        Control Rev. (Southwestern Public Service Company
                                        Project), 5 3/4% due 9/1/2016 ..............................      Aaa/AAA         5,035,950

                          2,375,000   San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020(o) ......      Aa1/AA          2,448,530

                          1,975,000   Texas Veterans Housing Assistance GOs,
                                        6.80% due 12/1/2023* .......................................      Aa1/AA          2,062,275

                          1,135,000   Travis County Housing Finance Corporation
                                        (Single Family Mortgage Rev.), 6.95% due 10/1/2027 .........      NR/AAA          1,189,264

----------
  + Ratings have not been audited by Deloitte & Touche LLP. ++
 ++ Escrowed-to-maturity security.
(o) Pre-refunded security.
  * Interest income earned from this security is subject to the federal alternative minimum tax.

 See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


NATIONAL SERIES (CONTINUED)

                            FACE                                                                         RATINGS+          MARKET
    STATE                  AMOUNT                         MUNICIPAL BONDS                              MOODY'S/S&P          VALUE
    -----                  ------                         ---------------                              -----------          -----
VIRGINIA--9.9%           $5,000,000   Fairfax County Industrial Development Authority
                                        Health Care Rev. (Inova Health System Project),
                                        6% due 8/15/2026 ...........................................      Aa2/AA       $  5,278,800

                          5,000,000   Pocahontas Parkway Association Toll Road
                                        (Route 895 Connector), 5 1/2% due 8/15/2028 ................      Baa3/BBB-       4,196,750

WASHINGTON--14.5%         2,500,000   Chelan County, WA Public Utility District Rev.,
                                        5.60% due 1/1/2036* ........................................      Aaa/AAA         2,546,500

                          3,325,000   King County Sewer GOs, 6 1/8% due 1/1/2033 ...................      Aaa/AAA         3,585,381

                          5,520,000   Seattle Water System Rev., 5 5/8% due 8/1/2026 ................      Aaa/AAA        5,701,387

                          2,000,000   Washington State Higher Educational Facilities
                                        Authority Rev. (Seattle University), 5 1/4% due 5/1/2032 ...      Aaa/AAA         2,008,880

WISCONSIN--6.8%           6,000,000   La Crosse Resource Recovery Rev. (Northern States Power
                                        Company Project), 6% due 11/1/2021* ........................       A1/A-          6,546,360

WYOMING--4.4%             4,000,000   Sweetwater County Pollution Control Rev. (Idaho Power
                                        Company Project), 6.05% due 7/15/2026 ......................       A3/A           4,185,720
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $91,816,186)--98.8% ...................................................................      94,551,316
VARIABLE RATE DEMAND NOTES (Cost $2,800,000)--2.9% ................................................................       2,800,000
OTHER ASSETS LESS LIABILITIES--(1.7)% .............................................................................      (1,658,648)
                                                                                                                       ------------
NET ASSETS--100.0% ................................................................................................    $ 95,692,668
                                                                                                                       ============


COLORADO SERIES

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$2,000,000   Adams County, CO Pollution Control Rev. (Public Service Co. of
               Colorado Project), 5 3/8% due 4/1/2014 .........................................       Aaa/AAA           $ 2,098,440
 1,000,000   Boulder, Larimer and Weld Counties, CO (Vrain Valley School District),
               5% due 12/15/2022 ..............................................................       Aaa/AAA               988,330
 1,000,000   Colorado Educational & Cultural Facilities Authority Rev. (University of
               Denver Project), 5 3/8% due 3/1/2023 ...........................................       Aaa/AAA             1,026,360
 1,640,000   Colorado Health Facilities Authority Hospital Improvement Rev.,
               (NCMC, Inc. Project), 5 3/4% due 5/15/2024 .....................................       Aaa/AAA             1,729,954
 1,750,000   Colorado Health Facilities Authority Rev. (Evangelical Lutheran
               Good Samaritan Society Project), 6.90% due 12/1/2025 ...........................        A3/A-              1,885,292
 2,250,000   Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth
               Health Services Corporation), 5% due 12/1/2025 .................................       Aaa/AAA             2,200,432
 2,000,000   Colorado Springs, CO Utilities Rev., 5 3/8% due 11/15/2026 .......................       Aa2/AA              2,023,260
   105,000   Colorado Water Resources & Power Development Authority
               (Clean Water Rev.), 6 3/8% due 9/1/2011 ........................................       Aaa/AAA               106,425
 1,605,000   Colorado Water Resources & Power Development Authority
               (Clean Water Rev.), 5% due 9/1/2021 ............................................       Aaa/AAA             1,596,927

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001

COLORADO SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$2,000,000   Denver, CO City & County Certificates of Participation, 5 1/2% due 12/1/2025 .....       Aaa/AAA           $ 2,078,840
 2,000,000   Denver, CO City & County Department of Aviation Airport System Rev.,
               5 1/2% due 11/15/2025 ..........................................................       Aaa/AAA             2,051,240
 1,200,000   Denver, CO City & County School District GOs, 5% due 12/1/2023 ...................       Aaa/AAA             1,185,660
 2,000,000   Denver, CO Health and Hospital Authority Healthcare Rev., 5 3/8% due 12/1/2028 ...      Baa2/BBB+            1,845,820
 2,500,000   Fort Collins, CO Pollution Control Rev. (Anheuser-Busch Project),
               6% due 9/1/2031 ................................................................        A1/A+              2,635,275
 2,250,000   Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019(o) ..............       Aaa/AAA             2,249,888
 1,605,000   Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/1/2008++ .......       Aaa/NR              1,800,200
 2,000,000   Platte River Power Authority, CO Power Rev., 6 1/8% due 6/1/2014 .................       Aa3/AA-             2,082,900
   800,000   Pueblo County, CO Single Family Mortgage Rev., 7.05% due 11/1/2027 ...............       NR/AAA                838,960
 1,500,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036 .........       Baa1/A              1,569,990
 1,000,000   University of Colorado Hospital Authority Rev., 5 1/4% due 11/15/2022 ............       Aaa/NR              1,011,140
 2,000,000   Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022 ...............       NR/BBB-             1,997,520
 2,000,000   Westminster, CO (Adams & Jefferson Counties) Sales & Use Tax Rev.,
               7% due 12/1/2008 ...............................................................       Aaa/AAA             2,025,840
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $35,575,657)--97.1% .............................................................            37,028,693
VARIABLE RATE DEMAND NOTES (Cost $400,000)--1.0% ............................................................               400,000
OTHER ASSETS LESS LIABILITIES--1.9% .........................................................................               705,131
                                                                                                                       ------------
NET ASSETS--100.0% ..........................................................................................          $ 38,133,824
                                                                                                                       ============

GEORGIA SERIES

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$2,000,000   Atlanta, GA Airport Rev., 5 5/8% due 1/1/2030* ...................................       Aaa/AAA           $ 2,061,600
 2,500,000   Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038 ............................       Aaa/AAA             2,410,100
 1,000,000   Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
               (Anheuser-Busch), 7.40% due 11/1/2010* .........................................        A1/A+              1,211,050
 2,000,000   Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
               (Anheuser-Busch), 6 3/4% due 2/1/2012* .........................................        A1/A+              2,084,700
 2,000,000   Chatham County, GA School District GOs, 5 1/2% due 8/1/2020 ......................       Aaa/AAA             2,040,020
 1,000,000   DeKalb County, GA GOs, 5 1/4% due 1/1/2020 .......................................       Aaa/AA+             1,007,880
 2,000,000   DeKalb County, GA Water & Sewerage Rev., 5% due 10/1/2028 ........................       Aa2/AA              1,962,220
 1,820,000   Fulton County, GA Development Authority Special Facilities Rev.,
               (Delta Air Lines, Inc. Project), 5 1/2% due 5/1/2033* ..........................       Ba2/BB+             1,275,511
 2,250,000   Georgia Housing & Finance Authority (Single Family Mortgage),
               5.20% due 6/1/2029* ............................................................       NR/AAA              2,192,490

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
  ++ Escrowed-to-maturity security.
 (o) Pre-refunded security.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


GEORGIA SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$1,990,000   Georgia Housing & Finance Authority (Single Family Mortgage),
               6.10% due 6/1/2031* ............................................................       Aa2/AAA           $ 2,075,192
 2,500,000   Georgia Municipal Gas Authority Rev. (Southern Storage Gas Project),
               6.40% due 7/1/2014 .............................................................        NR/A-              2,637,975
 1,000,000   Gwinnett County, GA School District GOs, 6.40% due 2/1/2012 ......................       Aa1/AA+             1,185,530
 2,000,000   Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022 ..........       Aaa/AAA             2,049,500
 1,500,000   Henry County School District, GA GOs, 6.45% due 8/1/2011 .........................       Aa3/AA-             1,745,910
   500,000   Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev.,
               6 1/4% due 7/1/2018 ............................................................        A1/AA                581,805
 2,000,000   Monroe County, GA Development Authority Pollution Control Rev.
               (Georgia Power Company Plant--Scherer Project), 6% due 7/1/2025 ................       Aaa/AAA             2,024,260
 2,500,000   Peachtree City, GA Water & Sewerage Authority Sewer System Rev.,
               5.60% due 3/1/2027 .............................................................       Aa3/AA              2,593,400
 1,500,000   Private Colleges & Universities Authority Rev., GA (Spelman College Project),
               6.20% due 6/1/2014 .............................................................       Aaa/AAA             1,642,365
 1,500,000   Private Colleges & Universities Authority Rev., GA (Mercer University Project),
               6 1/2% due 11/1/2015++ .........................................................       Aaa/AAA             1,787,190
 2,500,000   Private Colleges & Universities Authority Rev., GA (Agnes Scott College Project),
               5 5/8% due 6/1/2023 ............................................................       A1/AA               2,553,350
 1,000,000   Private Colleges & Universities Authority Rev., GA (Mercer University Project),
               5 3/8% due 10/1/2029 ...........................................................        A3/NR                999,270
 1,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026 .........       Baa1/A              1,027,720
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $37,644,041)--96.1% ....................................................................     39,149,038
VARIABLE RATE DEMAND NOTES (Cost $1,000,000)--2.5% .................................................................      1,000,000
OTHER ASSETS LESS LIABILITIES--1.4% ................................................................................        580,134
                                                                                                                       ------------
NET ASSETS--100.0% .................................................................................................   $ 40,729,172
                                                                                                                       ============

LOUISIANA SERIES

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$3,000,000   Bastrop, LA Industrial Development Board Pollution Control Rev.
               (International Paper Company Project), 6.90% due 3/1/2007 ......................       Baa2/BBB          $ 3,089,760
 2,500,000   Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project),
               5 3/4% due 12/1/2026* ..........................................................       Aa3/AA-             2,533,475
 1,390,000   East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family
               Mortgage Rev.), 5.40% due 10/1/2025 ............................................       Aaa/NR              1,397,645
 2,000,000   East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev.,
               5.90% due 2/1/2018 .............................................................       Aaa/AAA             2,099,980
 2,000,000   Jefferson Parish, LA Home Mortgage Authority (Single Family Mortgage Rev.),
               6% due 12/1/2024* ..............................................................       Aa2/NR              2,023,300

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
  ++ Escrowed-to-maturity security.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


LOUISIANA SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$2,000,000   Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028 .............       Aaa/AAA           $ 1,947,460
 2,500,000   Lafayette, LA Public Improvement Sales Tax, 5% due 5/1/2021 ......................       Aaa/AAA             2,466,100
 2,495,000   Louisiana Housing Finance Agency Mortgage Rev. (Single Family),
                 6.45% due 6/1/2027*                                                                  Aaa/AAA             2,752,758
 2,500,000   Louisiana Public Facilities Authority Hospital Rev. (Franciscan Missionaries
                 of Our Lady Health System Project), 5% due 7/1/2025                                  Aaa/AAA             2,445,400
 2,500,000   Louisiana Public Facilities Authority Rev. (Loyola University Project),
               5 5/8% due 10/1/2016 ...........................................................       Aaa/AAA             2,666,575
 2,395,000   Louisiana Public Facilities Authority Rev. (Department of Public Safety
               Joint Emergency Services Training Center Project), 5% due 8/1/2020 .............       Aaa/AAA             2,363,194
 2,500,000   Louisiana Public Facilities Authority Rev. (Tulane University),
               5 3/4% due 2/15/2021 ...........................................................       Aaa/AAA             2,609,550
 1,500,000   Louisiana State GOs, 5% due 4/15/2018 ............................................       Aaa/AAA             1,509,300
 2,500,000   Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional
               Medical Center), 5 3/4% due 5/15/2021 ..........................................       Aaa/AAA             2,629,975
   175,000   Ouachita Parish, LA Industrial Development Rev. (International Paper Company),
               6 1/2% due 4/1/2006 ............................................................        NR/NR                175,287
 2,500,000   Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation Project),
               5.90% due 11/1/2026* ...........................................................       Aaa/AAA             2,609,025
 1,250,000   Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana Power
               and Light Company Project), 6.20% due 5/1/2023* ................................       Baa2/BBB+           1,253,388
   755,000   Saint Charles Parish, LA Waterworks & Wastewater District Utility Rev.,
               7.15% due 7/1/2016 .............................................................       Aaa/AAA               772,848
 2,500,000   Shreveport, LA Airport System Rev., 5 3/8% due 1/1/2024* .........................       Aaa/AAA             2,520,500
 1,555,000   Shreveport, LA GOs, 7 1/2% due 4/1/2006++ ........................................       Aaa/AAA             1,817,982
 2,500,000   Shreveport, LA GOs, 5% due 3/1/2019 ..............................................       Aaa/AAA             2,501,450
 1,950,000   Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.),
               7 1/4% due 12/1/2010++ .........................................................       Aaa/AAA             2,276,411
 2,500,000   Tangipahoa Parish, LA Hospital Service District No. 1 Rev. (Northoaks
               Medical Center), 6 1/4% due 2/1/2024 ...........................................       Aaa/AAA             2,664,725
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $46,796,929)--96.1% .............................................................            49,126,088
VARIABLE RATE DEMAND NOTES (Cost $1,400,000)--2.7% ..........................................................             1,400,000
OTHER ASSETS LESS LIABILITIES--1.2% .........................................................................               584,495
                                                                                                                       ------------
NET ASSETS--100.0% ..........................................................................................          $ 51,110,583
                                                                                                                       ============


MARYLAND SERIES

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$1,000,000   Anne Arundel County, MD GOs, 5 1/8% due 2/1/2026 .................................       Aa2/AA+           $ 1,009,730

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
  ++ Escrowed-to-maturity security.
  * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


MARYLAND SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$1,340,000   Anne Arundel County, MD GOs, 5 1/8% due 2/1/2027 .................................       Aa2/AA+           $ 1,353,132
 3,000,000   Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric
               Company Project), 6% due 4/1/2024 ..............................................        A2/A               3,119,730
 2,000,000   Baltimore, MD Consolidated Public Improvement GOs, 6 3/8% due 10/15/2006 .........       Aaa/AAA             2,295,760
 2,500,000   Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project),
               6 1/2% due 10/1/2011 ...........................................................       Aa3/AA-             2,623,850
 2,000,000   Baltimore, MD Project and Refunding Rev. (Water Projects), 5 1/2% due 7/1/2026 ...       Aaa/AAA             2,063,960
 1,000,000   Howard County, MD Metropolitan District Project GOs, 5 1/2% due 8/15/2022 ........       Aaa/AAA             1,023,750
 2,000,000   Maryland Community Development Administration Dept. of Housing &
               Community Development (Multi-Family Housing), 7.70% due 5/15/2020* .............       Aa3/NR              2,043,500
 2,380,000   Maryland Community Development Administration Dept. of Housing &
               Community Development (Single Family Program), 6.80% due 4/1/2024* .............       Aa2/NR              2,461,753
 2,500,000   Maryland Community Development Administration Dept. of Housing &
               Community Development (Multi-Family Housing), 6.70% due 5/15/2027 ..............       Aa3/NR              2,568,175
 2,240,000   Maryland Community Development Administration Dept. of Housing &
               Community Development (Residential Rev.), 6.15% due 9/1/2032* ..................       Aa2/NR              2,343,824
 2,570,000   Maryland Department of Transportation Project Certificates
               of Participation (Mass Transit Administration Project),
               5 1/2% due 10/15/2025* .........................................................       Aa3/AA+             2,656,095
 2,710,000   Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan
               Hospital), 5 3/4% due 7/1/2019++ ...............................................       Aaa/AAA             2,787,967
 2,000,000   Maryland Health & Higher Educational Facilities Authority Rev.
               (Suburban Hospital), 5 1/8% due 7/1/2021 .......................................        A1/A+              1,952,500
 2,000,000   Maryland Health & Higher Educational Facilities Authority Rev.
               (Anne Arundel Medical Center), 5% due 7/1/2023 .................................       Aaa/AAA             1,989,340
 2,000,000   Maryland Health & Higher Educational Facilities Authority Rev.
               (Francis Scott Key Medical Center), 5% due 7/1/2023 ............................       Aaa/AAA             1,989,340
 2,000,000   Maryland Health & Higher Educational Facilities Authority Rev.
               (Mercy Medical Center), 5 3/4% due 7/1/2026 ....................................       Aaa/AAA             2,107,220
 1,500,000   Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel
               Medical Center), 5 1/8% due 7/1/2028 ...........................................       Aaa/AAA             1,508,085
 1,000,000   Maryland Health & Higher Educational Facilities Authority Rev. (Charity
               Obligated Group), 5% due 11/1/2029 .............................................       Aa2/AA                976,360
 2,000,000   Maryland Transportation Authority Rev. (Baltimore/Washington International
               Airport Project), 6 1/4% due 7/1/2014* .........................................       Aaa/AAA             2,175,760
 1,390,000   Montgomery County, MD Housing Opportunities Commission Rev.,
               6.20% due 7/1/2026* ............................................................       Aa2/NR              1,433,090
 2,000,000   Northeast Maryland Waste Disposal Authority Solid Waste Rev.
               (Montgomery County Resource Recovery Project), 6.30% due 7/1/2016* .............        A2/NR              2,084,000
 1,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036 .........       Baa1/A              1,046,660
   345,000   Puerto Rico Housing Finance Corporation Rev. (Single Family Mortgage),
               6.85% due 10/15/2023(o).........................................................       Aaa/AAA               352,652

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
  ++ Escrowed-to-maturity security.
 (o) Pre-refunded security.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


MARYLAND SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$2,000,000   Washington Suburban Sanitary District, MD, 6 1/2% due 1/1/2016 ...................       Aaa/AAA           $ 2,059,000
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $45,450,781)--98.3% ....................................................................     48,025,233
OTHER ASSETS LESS LIABILITIES--1.7% ................................................................................        841,690
                                                                                                                       ------------
NET ASSETS--100.0% .................................................................................................   $ 48,866,923
                                                                                                                       ============

MASSACHUSETTS SERIES

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$5,000,000   Boston, MA Water & Sewer Commission General Rev., 5 1/4% due 11/1/2019 ...........       Aa3/AA-           $ 5,245,000
 5,000,000   Massachusetts Bay Transportation Authority General Transportation System
               Rev., 5 3/4% due 3/1/2026 ......................................................       Aa2/AA              5,293,350
 5,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley
               Hospital), 6% due 7/1/2018 .....................................................       Aaa/AAA             5,398,700
 3,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Williams College),
               5 3/4% due 7/1/2019 ............................................................       Aaa/AA+             3,647,875
 5,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
               System), 5 3/8% due 7/1/2024 ...................................................       Aaa/AAA             5,058,050
 5,000,000   Massachusetts Health & Educational Facilities Authority Rev.
               (South Shore Hospital), 5 3/4% due 7/1/2029 ....................................        A2/A               5,040,350
 4,000,000   Massachusetts Health & Educational Facilities Authority Rev.
               (Harvard University), 6% due 7/1/2035 ..........................................       Aaa/AAA             4,404,000
 5,000,000   Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage),
               5 1/2% due 7/1/2030* ...........................................................       Aaa/AAA             5,014,500
 4,615,000   Massachusetts Housing Finance Agency Rev. (Single Family Housing),
               5 1/2% due 12/1/2030* ..........................................................       Aaa/AAA             4,658,981
 2,000,000   Massachusetts Industrial Finance Agency Electric Utility Rev.
               (Nantucket Electric Company Project), 5 3/8% due 7/1/2017* .....................       Aaa/AAA             2,101,360
 3,500,000   Massachusetts Industrial Finance Agency Rev. (Phillips Academy),
               5 3/8% due 9/1/2023 ............................................................       Aaa/AAA             3,593,415
 3,000,000   Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross),
               5 5/8% due 3/1/2026 ............................................................       Aaa/AAA             3,105,150
 2,000,000   Massachusetts Industrial Finance Agency Rev. (Suffolk University),
               5 1/4% due 7/1/2027 ............................................................       Aaa/AAA             2,016,060
 2,500,000   Massachusetts Lease Rev. (Route 3 North Transportation Improvement
               Association), 5 3/8% due 6/15/2033 .............................................       Aaa/AAA             2,556,500
 2,400,000   Massachusetts Port Authority Rev., 5% due 7/1/2023 ...............................       Aaa/AAA             2,340,768
 2,000,000   Massachusetts Port Authority Rev., 5% due 7/1/2028* ..............................       Aaa/AAA             1,919,520
 4,500,000   Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project),
               5 3/4% due 7/1/2039* ...........................................................       Aaa/AAA             4,623,885

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


MASSACHUSETTS SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$2,000,000   Massachusetts State Consolidated Loan GOs, 5% due 5/1/2019 .......................       Aa2/AA-           $ 2,002,920
 2,500,000   Massachusetts State Consolidated Loan GOs, 5 3/8% due 2/1/2020(o) ................       Aa2/AA-             2,857,075
 1,000,000   Massachusetts Water Pollution Abatement Trust Pool Program,
               5 1/2% due 8/1/2029 ............................................................       Aaa/AAA             1,032,420
 4,500,000   Massachusetts Water Resources Authority Rev., 5 3/4% due 8/1/2039 ................       Aaa/AAA             4,783,455
 5,000,000   Plymouth County, MA Certificates of Participation (Plymouth County
               Correctional Facility Project), 5% due 4/1/2022 ................................       Aaa/AAA             4,874,750
 4,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036 .........       Baa1/A              4,186,640
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $80,509,124)--97.4% ....................................................................     85,754,724
VARIABLE RATE DEMAND NOTES (Cost $1,200,000)--1.4% .................................................................      1,200,000
OTHER ASSETS LESS LIABILITIES--1.2% ................................................................................      1,110,697
                                                                                                                       ------------
NET ASSETS--100.0% .................................................................................................   $ 88,065,421
                                                                                                                       ============

MICHIGAN SERIES

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$1,280,000   Board of Regents of Eastern Michigan University General Rev.,
               5 5/8% due 6/1/2030 ............................................................       Aaa/AAA           $ 1,331,085
 5,000,000   Capital Region Airport Authority, MI Airport Rev., 6.70% due 7/1/2021* ...........       Aaa/AAA             5,220,500
 5,000,000   Detroit, MI GOs, 5 1/2% due 4/1/2016 .............................................       Aaa/AAA             5,227,750
 5,000,000   Detroit, MI Water Supply System Rev., 6 1/4% due 7/1/2012(o) .....................       Aaa/AAA             5,296,050
 3,000,000   Forest Hills Public Schools GOs, 5 1/2% due 5/1/2021 .............................       Aa2/NR              3,114,180
 2,000,000   Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
               Obligated Group), 5% due 7/1/2028 ..............................................       Aaa/NR              1,930,620
 2,500,000   Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist
               Hospital), 5 1/2% due 5/15/2028 ................................................       Aaa/NR              2,553,025
 3,000,000   Kent County, MI Airport Rev., 6.10% due 1/1/2025*(o) .............................       Aaa/AAA             3,330,000
 1,850,000   Kent County, MI Airport Rev., 5% due 1/1/2028* ...................................       Aaa/AAA             1,781,791
 3,000,000   Lansing, MI Building Authority Rev., 5.60% due 6/1/2019 ..........................       Aa3/AA+             3,089,820
 3,250,000   Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital),
               6.10% due 4/1/2019 .............................................................       Aaa/AAA             3,456,375
 3,000,000   Michigan Public Power Agency Rev. (Belle River Project), 5 1/4% due 1/1/2018 .....       A1/AA-              3,017,580
 1,000,000   Michigan State and Redevco, Inc. Certificates of Participation,
               5 1/2% due 6/1/2027 ............................................................       Aaa/AAA             1,031,080
 3,000,000   Michigan State Building Authority Rev., 5% due 10/15/2024 ........................       Aa1/AA+             2,935,650
 3,385,000   Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019(o) ....       Aaa/AAA             3,729,627
 1,615,000   Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019 .......       Aaa/AAA             1,654,874

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
 (o) Pre-refunded security.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


MICHIGAN SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$5,000,000   Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group),
               5 1/8% due 8/15/2025 ...........................................................       Aaa/AAA           $ 4,942,000
 5,250,000   Michigan State Hospital Finance Authority Rev. (Mercy Health Services
               Obligated Group), 5 3/4% due 8/15/2026++ .......................................       Aa3/AA-             5,479,215
 6,000,000   Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group),
               6 1/8% due 11/15/2026 ..........................................................       Aa2/AA              6,336,420
 5,000,000   Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group),
               6% due 11/15/2036 ..............................................................       Aaa/AAA             5,301,400
   150,000   Michigan State Housing Development Authority Rev. (Single Family Mortgage),
               6.80% due 12/1/2016 ............................................................       NR/AA+                150,855
 3,925,000   Michigan State Housing Development Authority Rev. (Rental Housing),
               6.65% due 4/1/2023 .............................................................       NR/AA-              4,080,194
 4,000,000   Michigan State Housing Development Authority Rev. (Single Family Mortgage),
               6.05% due 12/1/2027 ............................................................       NR/AA+              4,163,280
 3,000,000   Michigan State Strategic Fund Pollution Control Rev. (Detroit Edison Company),
               6 1/2% due 2/15/2016 ...........................................................       Aaa/AAA             3,100,920
 6,000,000   Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.),
               6.20% due 9/1/2020 .............................................................        A2/A               6,347,460
 5,000,000   Michigan State Trunk Line Rev., 5% due 11/1/2026 .................................       Aaa/AAA             4,887,900
 6,300,000   Oxford, MI Area Community Schools GOs, 5 1/2% due 5/1/2021 .......................       Aaa/AAA             6,481,881
 2,500,000   Puerto Rico Infrastructure Financing Authority Special Obligation
               Bonds, 5 1/2% due 10/1/2040 ....................................................       Aaa/AAA             2,617,525
 3,000,000   Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital),
               5 1/4% due 1/1/2020 ............................................................       Aa3/AA-             3,001,320
 2,000,000   Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital),
               5 1/4% due 11/15/2035 ..........................................................       Aaa/AAA             1,990,420
 5,000,000   Walled Lake Consolidated School District GOs, 5 1/2% due 5/1/2022 ................       Aaa/AAA             5,200,950
 5,000,000   Western Michigan State University Rev., 5 1/8% due 11/15/2022 ....................       Aaa/AAA             4,984,350
 3,000,000   Wyandotte, MI Electric Rev., 6 1/4% due 10/1/2017 ................................       Aaa/AAA             3,154,350
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $114,951,336)--96.0% ...................................................................    120,920,447
VARIABLE RATE DEMAND NOTES (Cost $3,100,000)--2.5% .................................................................      3,100,000
OTHER ASSETS LESS LIABILITIES--1.5% ................................................................................      1,871,185
                                                                                                                       ------------
NET ASSETS--100.0% .................................................................................................   $125,891,632
                                                                                                                       ============

MINNESOTA SERIES

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$1,500,000   Buffalo, MN Independent School District GOs, 6.15% due 2/1/2022(o) ...............       Aaa/AAA           $ 1,571,670
 2,350,000   Burnsville-Eagan-Savage, MN Independent School District GOs,
               5 1/8% due 2/1/2017 ............................................................       Aa1/NR              2,391,313

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
  ++ Escrowed-to-maturity security.
 (o) Pre-refunded security.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


MINNESOTA SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$1,500,000   Cloquet, MN Pollution Control Rev. (Potlatch Corporation Projects),
               5.90% due 10/1/2026 ............................................................       NR/BBB-           $ 1,389,495
 2,000,000   Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029 .......        NR/NR              1,747,840
 3,545,000   Fridley, MN Independent School District GOs, 5.35% due 2/1/2021 ..................       Aaa/AAA             3,583,357
 1,500,000   Minneapolis, MN GOs, 6% due 3/1/2016 .............................................       Aa1/AAA             1,542,195
 4,725,000   Minneapolis, MN Rev. (University Gateway Project), 5 1/4% due 12/1/2024 ..........       Aa2/AA              4,749,381
 2,000,000   Minneapolis, MN Special School District GOs, 5% due 2/1/2014 .....................       Aa1/AA+             2,037,340
 5,000,000   Minneapolis - Saint Paul, MN Housing & Redevelopment Authority Health Care
               Rev. (Children's Health Care), 5 1/2% due 8/15/2025 ............................       Aaa/AAA             5,084,950
 5,000,000   Minneapolis - Saint Paul, MN Metropolitan Airports Commission Rev.,
               5 3/4% due 1/1/2032 ............................................................       Aaa/AAA             5,309,050
 2,250,000   Minnesota Agricultural & Economic Development Board Rev. (Evangelical
               Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022 ..................       Aaa/AAA             2,256,525
 1,250,000   Minnesota Agricultural & Economic Development Board Rev. (Evangelical
               Lutheran Good Samaritan Society Project), 5% due 12/1/2023 .....................       Aaa/AAA             1,230,162
 3,000,000   Minnesota Agricultural & Economic Development Board Health Care Facilities
               Rev. (Benedictine Health System--St. Mary's Duluth Clinic Health System
               Obligated Group), 5 1/8% due 2/15/2029 .........................................       Aaa/AAA             2,967,150
 2,775,000   Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas),
               5.40% due 4/1/2022 .............................................................        A2/NR              2,811,602
 2,000,000   Minnesota Higher Education Facilities Authority Rev. (St. John's University),
               5.40% due 10/1/2022 ............................................................        A3/NR              2,023,280
 1,775,000   Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas),
               5.40% due 4/1/2023 .............................................................        A2/NR              1,801,022
 2,500,000   Minnesota Higher Education Facilities Authority Rev. (St. Olaf College),
               5 1/4% due 4/1/2029 ............................................................        A3/NR              2,499,975
   440,000   Minnesota Housing Finance Agency (Housing Development),
               6 1/4% due 2/1/2020 ............................................................       Aa1/AA+               441,386
   785,000   Minnesota Housing Finance Agency (Single Family Mortgage),
               5.65% due 7/1/2022* ............................................................       Aa1/AA+               794,027
 4,545,000   Minnesota Housing Finance Agency (Single Family Mortgage),
               6.85% due 1/1/2024* ............................................................       Aa1/AA+             4,673,260
 2,000,000   Minnesota Public Facilities Authority Water Pollution Control Rev.,
               6 1/4% due 3/1/2015(o) .........................................................       Aaa/AAA             2,212,080
 5,000,000   Minnesota State GOs, 5.70% due 5/1/2016 ..........................................       Aaa/AAA             5,249,150
 4,000,000   Minnesota State Retirement System Building Rev., 6% due 6/1/2030 .................       Aaa/AAA             4,363,680
 5,000,000   North Saint Paul-Maplewood, MN Independent School District GOs,
               5 1/8% due 2/1/2025 ............................................................       Aa1/AA+             5,003,350
 2,000,000   Northfield, MN Independent School District GOs, 5 1/4% due 2/1/2017 ..............       Aa1/NR              2,026,740
 1,000,000   Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2030 ........................       Aaa/AAA             1,009,350

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
 (o) Pre-refunded security.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


MINNESOTA SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$4,500,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo
               Medical Center), 6 1/4% due 11/15/2014 .........................................        NR/AA            $ 4,758,390
 2,575,000   Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2016(o) ............       Aa1/AA+             2,807,574
 2,715,000   Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2017(o) ............       Aa1/AA+             2,960,219
 3,750,000   Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital
               Obligated Group), 5 3/8% due 5/1/2030 ..........................................       Aaa/NR              4,014,825
    50,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E,
               9 1/8% due 10/1/2001 ...........................................................       NR/CCC                 49,994
    10,000   Saint Paul Port Authority, MN Industrial Development Rev. Series H,
               9 1/8% due 12/1/2001 ...........................................................       NR/CCC                  9,977
    55,000   Saint Paul Port Authority, MN Industrial Development Rev. Series I,
               9 1/8% due 12/1/2001 ...........................................................       NR/CCC                 54,872
     5,000   Saint Paul Port Authority, MN Industrial Development Rev. Series L,
               9 3/4% due 12/1/2001 ...........................................................       NR/CCC                  4,992
    50,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E,
               9 1/8% due 10/1/2002 ...........................................................       NR/CCC                 49,510
    10,000   Saint Paul Port Authority, MN Industrial Development Rev. Series H,
               9 3/4% due 12/1/2002 ...........................................................       NR/CCC                  9,927
    60,000   Saint Paul Port Authority, MN Industrial Development Rev. Series I,
               9 1/8% due 12/1/2002 ...........................................................       NR/CCC                 59,306
    10,000   Saint Paul Port Authority, MN Industrial Development Rev. Series L,
               9 1/8% due 12/1/2002 ...........................................................       NR/CCC                  9,884
 1,500,000   Southern Minnesota Municipal Power Agency--Power Supply System Rev.,
               5 3/4% due 1/1/2018 ............................................................        A2/A+              1,533,765
 8,375,000   Western Minnesota Municipal Power Agency--Power Supply Rev.,
               6 3/8% due 1/1/2016++ ..........................................................       Aaa/AAA             9,512,744
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $91,627,806)--96.3% ....................................................................     96,605,309
VARIABLE RATE DEMAND NOTES (Cost $2,300,000)--2.3% .................................................................      2,300,000
OTHER ASSETS LESS LIABILITIES--1.4% ................................................................................      1,395,856
                                                                                                                       ------------
NET ASSETS--100.0% .................................................................................................   $100,301,165
                                                                                                                       ============

MISSOURI SERIES

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$2,000,000   Curators of the University of Missouri Health Facilities Rev.
              (University of Missouri Health System), 5.60% due 11/1/2026 ....................       Aaa/AAA            $ 2,062,620
 1,500,000   Hannibal, MO Industrial Development Authority Health Facilities Rev.
              (Hannibal Regional Hospital), 5 3/4% due 3/1/2022 ..............................       Aaa/AAA              1,560,270
 2,000,000   Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter &
               Gamble Company Paper Products Project), 5.20% due 3/15/2029* ...................       NR/AA               1,997,060

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
  ++ Escrowed-to-maturity security.
 (o) Pre-refunded security.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


MISSOURI SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$   65,000   Missouri School Boards Pooled Financing Program Certificates of Participation,
               7 3/8% due 3/1/2006 ............................................................       Aaa/AAA           $    66,332
   295,000   Missouri School Boards Pooled Financing Program Certificates of Participation,
               7% due 3/1/2006 ................................................................       Aaa/AAA               300,705
 1,750,000   Missouri State Board of Public Buildings, 5 1/8% due 5/1/2026 ....................       Aa1/AA+             1,753,203
   815,000   Missouri State Environmental Improvement & Energy Resources Authority Rev.
               (State Revolving Fund Program), 6.55% due 7/1/2014(o)...........................       Aaa/NR                857,959
   185,000   Missouri State Environmental Improvement & Energy Resources Authority Rev.
               (State Revolving Fund Program), 6.55% due 7/1/2014 .............................       Aaa/NR                194,020
 2,500,000   Missouri State Environmental Improvement & Energy Resources Authority Rev.
               (Union Electric Company Project), 5.45% due 10/1/2028* .........................       Aa3/A+              2,511,100
 2,000,000   Missouri State GOs, 5 5/8% due 4/1/2017 ..........................................       Aaa/AAA             2,103,140
 2,500,000   Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox
               Medical Centers Project), 5 1/4% due 6/1/2015 ..................................       Aaa/AAA             2,658,200
 1,500,000   Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy
               Health System, St. Louis, Inc.), 6 1/4% due 6/1/2015++ .........................       Aa1/NR              1,569,465
 1,500,000   Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care),
               5% due 6/1/2022 ................................................................       Aaa/AAA             1,480,860
 2,400,000   Missouri State Health & Educational Facilities Authority Rev.
               (St. Louis University), 5.20% due 10/1/2026 ....................................       Aaa/AAA             2,414,832
 2,500,000   Missouri State Health & Educational Facilities Authority Rev.
               (Washington University), 5% due 11/15/2037 .....................................       Aa1/AA+             2,438,625
 2,205,000   Missouri State Housing Development Commission Single Family Mortgage Rev.
               (Homeownership Loan Program), 5.90% due 9/1/2028* ..............................       NR/AAA              2,250,644
 1,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026 .........       Baa1/A              1,027,720
 1,500,000   St. Charles County, MO Certificates of Participation (Public Water Supply),
               5.10% due 12/1/2025 ............................................................       Aaa/NR              1,500,090
 1,500,000   St. Louis MO Industrial Development Authority Pollution Control Rev.
               (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016 ...................        A1/A+              1,802,400
 1,500,000   St. Louis, MO Municipal Finance Corporation City Justice Center Leasehold
               Improvement Rev., 5.95% due 2/15/2016(o) .......................................       Aaa/AAA             1,688,790
 2,000,000   Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project),
               5 3/4% due 10/15/2016++ ........................................................       Aa2/NR              2,229,240
 1,500,000   Springfield, MO School District GOs, 5.85% due 3/1/2020 ..........................       NR/AA+              1,616,640
 1,750,000   University of Missouri Health Facilities Authority Rev., 5 1/2% due 11/1/2023 ....       Aa2/AA+             1,783,880
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $35,866,795)--98.3% .............................................................            37,867,795
VARIABLE RATE DEMAND NOTES (Cost $200,000)--0.5% ............................................................               200,000
OTHER ASSETS LESS LIABILITIES--1.2% .........................................................................               460,749
                                                                                                                       ------------
NET ASSETS--100.0% ..........................................................................................          $ 38,528,544
                                                                                                                       ============

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
  ++ Escrowed-to-maturity security.
 (o) Pre-refunded security.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


NEW YORK SERIES

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$2,500,000   Albany, NY Industrial Development Agency Civic Facility Rev.
               (The College of Saint Rose Project), 5 3/8% due 7/1/2031 .......................       Aaa/NR            $ 2,556,175
 2,500,000   Long Island Power Authority, NY Electric Systems General Rev.,
               5 1/2% due 12/1/2029 ...........................................................       Baa1/A-             2,532,225
 2,000,000   Metropolitan Transportation Authority, NY (Dedicated Tax Fund),
               5% due 4/1/2023 ................................................................       Aaa/AAA             2,002,740
 2,250,000   Monroe County, NY Water Authority Water System Rev., 5 1/4% due 8/1/2036 .........       Aa3/AA              2,260,372
 4,000,000   New York City Municipal Water Finance Authority, NY Water & Sewer
               System Rev., 5 1/2% due 6/15/2033 ..............................................       Aa2/AA              4,124,120
     5,000   New York City, NY GOs, 7 1/4% due 8/15/2024 ......................................        A2/A                   5,019
   160,000   New York City, NY GOs, 6 1/4% due 4/15/2027(o) ...................................        Aaa/A                184,902
 1,340,000   New York City, NY GOs, 6 1/4% due 4/15/2027 ......................................        A2/A               1,435,529
 2,925,000   New York City, NY GOs, 6% due 5/15/2030 ..........................................        A2/A               3,151,161
 2,285,000   New York City, NY Industrial Development Agency Civic Facility Rev.
               (The Nightingale-Bamford School Project), 5.85% due 1/15/2020 ..................        A2/A               2,366,712
 4,000,000   New York City, NY Transitional Finance Authority (Future Tax Secured Bonds),
               5% due 5/1/2026 ................................................................       Aa2/AA+             3,911,200
 4,000,000   New York City, NY Trust for Cultural Resources Rev. (American Museum of
               Natural History), 5.65% due 4/1/2027 ...........................................       Aaa/AAA             4,159,400
 3,000,000   New York State Dormitory Authority Rev. (Fordham University),
               5 3/4% due 7/1/2015 ............................................................       Aaa/AAA             3,239,460
 4,000,000   New York State Dormitory Authority Rev. (Rochester Institute of Technology),
               5 1/2% due 7/1/2018 ............................................................       Aaa/AAA             4,171,600
 3,500,000   New York State Dormitory Authority Rev. (Mental Health Services Facilities
               Improvement), 5 3/4% due 8/15/2022 .............................................       A3/AA-              3,662,330
 2,000,000   New York State Dormitory Authority Rev. (Skidmore College),
               5 3/8% due 7/1/2023 ............................................................       Aaa/AAA             2,023,200
 1,500,000   New York State Dormitory Authority Rev. (Vassar Brothers Hospital),
               5 3/8% due 7/1/2025 ............................................................       Aaa/AAA             1,523,355
 2,000,000   New York State Dormitory Authority Rev. (Hospital for Special Surgery),
               5% due 2/1/2028 ................................................................       Aaa/AAA             1,939,760
 2,000,000   New York State Dormitory Authority Rev. (Rockefeller University),
               5% due 7/1/2028 ................................................................       Aaa/AAA             1,983,800
 1,250,000   New York State Dormitory Authority Rev. (Yeshiva University),
               5% due 7/1/2030 ................................................................       Aaa/AAA             1,227,450
 4,000,000   New York State Energy Research & Development Authority Gas Facilities Rev.
               (KeySpan Corporation), 5 1/2% due 1/1/2021 .....................................       Aaa/AAA             4,110,320
 3,000,000   New York State Environmental Facilities Corporation Pollution Control Rev.
               (State Water--Revolving Fund), 6.90% due 11/15/2015 ............................       Aaa/AAA             3,383,280

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
 (o) Pre-refunded security.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


NEW YORK SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$3,000,000   New York State Housing Finance Agency Rev. (Phillips Village Project),
               7 3/4% due 8/15/2017* ..........................................................        A2/NR            $ 3,209,220
 3,000,000   New York State Local Government Assistance Corp., 6% due 4/1/2024 ................       A3/AA-              3,167,760
   990,000   New York State Mortgage Agency Rev. (Homeowner Mortgage),
               5 1/2% due 10/1/2028* ..........................................................       Aa1/NR              1,001,930
 1,000,000   New York State Mortgage Agency Rev. (Homeowner Mortgage),
               5.65% due 4/1/2030* ............................................................       Aa1/NR              1,023,770
 2,000,000   New York State Thruway Authority (Highway and Bridge Trust Fund),
               5% due 4/1/2018 ................................................................       A3/AA-              2,006,860
 2,000,000   New York State Thruway Authority Service Contract Rev., 6 1/4% due 4/1/2014(o) ...       A3/AA-              2,266,040
 4,000,000   Onondaga County, NY Industrial Development Agency Sewer Facilities Rev.
               (Bristol-Myers Squibb Co. Project), 5 3/4% due 3/1/2024* .......................       Aaa/AAA             4,384,440
 2,250,000   Port Authority of New York and New Jersey Consolidated Rev.,
               6 1/8% due 6/1/2094 ............................................................       A1/AA-              2,521,845
   500,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026 .........       Baa1/A                513,860
 2,500,000   Rensselaer County, NY Industrial Development Agency Civic Facility Rev.
               (Polytechnic Institute Dormitory Project), 5 1/8% due 8/1/2029 .................        A1/A+              2,468,775
 2,250,000   St. Lawrence County, NY Industrial Development Agency Civic Facility Rev.
               (Clarkson University Project), 5 1/2% due 7/1/2029 .............................        A3/NR              2,266,695
 1,800,000   Triborough Bridge & Tunnel Authority General Purpose Rev., 5 1/2% due 1/1/2030 ...       Aa3/A+              1,854,000
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $78,372,085)--92.4% ....................................................................     82,639,305
                                                                                                                       ------------

                                                      VARIABLE RATE DEMAND NOTES
                                                       ------------------------
   700,000   Brazos River Authority, TX Pollution Control Rev.
               (Texas Utilities Electric Company), due 6/1/2030 ...............................       VMIG-1/A-1+           700,000
   400,000   Collier County, FL Health Facilities Authority Hospital Rev.
               (Cleveland Clinic Health System), due 1/1/2033 .................................       VMIG-1/A-1            400,000
   400,000   New York City Municipal Water Finance Authority Water and Sewer Systems Rev.,
               due 6/15/2025 ..................................................................       VMIG-1/A-1+           400,000
   800,000   New York State Energy Research &Development Authority Pollution Control Rev.
               (Niagara Mohawk Power Corporation), due 7/1/2015 ...............................       NR/A-1+               800,000
   900,000   New York State Energy Research &Development Authority Pollution Control Rev.
               (Niagara Mohawk Power Corporation), due 7/1/2027 ...............................       NR/A-1+               900,000
 2,300,000   New York State Energy Research &Development Authority Pollution Control Rev.
               (New York State Electric &Gas Corporation), due 6/1/2029 .......................       VMIG-1/A-1+         2,300,000
                                                                                                                       ------------
TOTAL VARIABLE RATE DEMAND NOTES (Cost $5,500,000)--6.2% ...........................................................      5,500,000
                                                                                                                       ------------
OTHER ASSETS LESS LIABILITIES--1.4% ................................................................................      1,263,145
                                                                                                                       ------------
NET ASSETS--100.0% .................................................................................................   $ 89,402,450
                                                                                                                       ============

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
 (o) Pre-refunded security.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


OHIO SERIES

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$2,250,000   Beavercreek Local School District, OH GOs (School Improvement Bonds),
               5.70% due 12/1/2020 ............................................................       Aaa/AAA           $ 2,353,027
 4,000,000   Butler County, OH Transportation Improvement District Highway
               Improvement Rev., 5 1/8% due 4/1/2017 ..........................................       Aaa/AAA             4,081,800
 3,600,000   Cincinnati, OH GOs, 6% due 12/1/2035 .............................................       Aa1/AA+             3,919,248
 4,000,000   Cleveland, OH Airport System Rev., 5 1/8% due 1/1/2027* ..........................       Aaa/AAA             3,946,680
 2,395,000   Cleveland, OH Airport System Rev., 5 1/8% due 1/1/2027 ...........................       Aaa/AAA             2,373,038
 5,000,000   Cleveland, OH Public Power System Rev., 5% due 11/15/2024 ........................       Aaa/AAA             4,932,250
 3,915,000   Cleveland, OH Waterworks Improvement First Mortgage Rev.,
               5 3/4% due 1/1/2021(o) .........................................................       Aaa/AAA             4,369,336
    85,000   Cleveland, OH Waterworks Improvement First Mortgage Rev.,
               5 3/4% due 1/1/2021 ............................................................       Aaa/AAA                89,080
 4,500,000   Columbus, OH Municipal Airport Authority Rev. (Port Columbus International
               Airport Project), 6% due 1/1/2020* .............................................       Aaa/AAA             4,773,465
 1,000,000   Columbus, OH Municipal Airport Authority Rev. (Port Columbus International
               Airport Project), 5% due 1/1/2028 ..............................................       Aaa/AAA               979,160
 7,000,000   Franklin County, OH GOs, 5 3/8% due 12/1/2020 ....................................       Aaa/AAA             7,237,580
 1,250,000   Franklin County, OH Hospital Improvement Rev. (The Children's
               Hospital Project), 5.20% due 5/1/2029 ..........................................       Aa2/NR              1,237,287
 4,000,000   Franklin County, OH Hospital Improvement Rev. (The Children's
               Hospital Project), 5 1/4% due 5/1/2031 .........................................       Aaa/NR              4,009,480
 2,650,000   Franklin County, OH Hospital Rev. (Riverside United Methodist Hospital),
               5 3/4% due 5/15/2020 ...........................................................        A1/NR              2,668,735
 2,500,000   Hamilton County, OH Sewer System Rev., 5 1/2% due 12/1/2017 ......................       Aaa/AA              2,569,125
 5,000,000   Hamilton County, OH Electric System Mortgage Rev., 6% due 10/15/2023 .............       Aaa/AAA             5,234,400
 2,000,000   Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric
               Company Project), 5.45% due 1/1/2024 ...........................................       Aaa/AAA             2,024,500
 6,500,000   Ohio Air Quality Development Authority Rev. (JMG Project),
               6 3/8% due 1/1/2029* ...........................................................       Aaa/AAA             7,061,990
 4,415,000   Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed
               Securities Program), 6.10% due 9/1/2028* .......................................       Aaa/NR              4,594,117
 2,500,000   Ohio Housing Finance Agency Residential Mortgage Rev.,
               5.40% due 9/1/2029* ............................................................       Aaa/NR              2,518,200
 2,500,000   Ohio State Environmental Facilities Rev. (Ford Motor Company Project),
               6.15% due 6/1/2030* ............................................................        A2/A               2,659,225
 4,000,000   Ohio State Higher Educational Facilities Commission Rev. (University of
               Dayton Project), 5.40% due 12/1/2022 ...........................................       Aaa/AAA             4,090,320
 1,000,000   Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038* .....        A1/A+              1,046,310
 3,000,000   Ohio State University (A State University of Ohio), 5.80% due 12/1/2029 ..........       Aa2/AA              3,205,470
 1,870,000   Ohio State Water Development Authority Rev. (Safe Water),
               9 3/8% due 12/1/2010++ .........................................................       Aaa/AAA             2,298,249

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
  ++ Escrowed-to-maturity security.
 (o) Pre-refunded security.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


OHIO SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$7,500,000   Ohio State Water Development Authority Rev. (Fresh Water),
               5 1/8% due 12/1/2023 ...........................................................       Aaa/AAA           $ 7,512,975
 5,000,000   Ohio State Water Development Authority Rev. (Community Assistance),
               5 3/8% due 12/1/2024 ...........................................................       Aaa/AAA             5,114,100
 4,000,000   Ohio State Water Development Authority Rev. (Dayton Power & Light Co.
               Project), 6.40% due 8/15/2027 ..................................................       A2/BBB+             4,117,880
 2,500,000   Ohio State Water Development Authority Solid Waste Disposal Rev.
               (North Star BHP Steel, L.L.C. Project--Cargill, Incorporated, Guarantor),
               6.30% due 9/1/2020* ............................................................        A1/A+              2,613,950
 1,500,000   Ohio Turnpike Authority Rev., 5 1/4% due 2/15/2031 ...............................       Aaa/AAA             1,509,855
 3,000,000   Ohio Turnpike Commission Rev., 5 1/2% due 2/15/2026 ..............................       Aaa/AAA             3,236,400
 2,955,000   Pickerington Local School District, OH School Building Construction GOs,
               8% due 12/1/2005++ .............................................................       Aaa/AAA             3,305,286
 4,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036 .........       Baa1/A              4,186,640
 2,500,000   Puerto Rico Infrastructure Financing Authority Rev., 5 1/2% due 10/1/2040 ........       Aaa/AAA             2,617,525
 1,000,000   Puerto Rico Telephone Authority Rev., 5 1/2% due 1/1/2022(o) .....................       NR/AAA              1,054,650
 2,500,000   Twinsburg City School District, OH School Improvement GOs,
               5.90% due 12/1/2021 ............................................................       Aaa/AAA             2,666,000
 1,000,000   University of Cincinnati, OH General Receipt Bonds, 5 1/4% due 6/1/2024 ..........       Aaa/AAA             1,012,980
 2,300,000   University of Toledo (A State University of Ohio), 5 1/8% due 6/1/2030 ...........       Aaa/AAA             2,287,856
 2,000,000   Worthington City School District, OH School Building Construction &
               Improvement GOs, 8 3/4% due 12/1/2002 ..........................................       Aaa/AAA             2,021,940
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $120,860,454)--97.5% ...................................................................    127,530,109
VARIABLE RATE DEMAND NOTES (Cost $1,600,000)--1.2% .................................................................      1,600,000
OTHER ASSETS LESS LIABILITIES--1.3% ................................................................................      1,697,046
                                                                                                                       ------------
NET ASSETS--100% ...................................................................................................   $130,827,155
                                                                                                                       ============

OREGON SERIES

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$2,000,000   Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health
               Services Project), 5 1/8% due 10/1/2028 ........................................        NR/A             $ 1,871,420
 2,000,000   Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016(o) ..............       Aaa/AAA             2,235,120
 1,500,000   Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System),
               5 1/4% due 2/15/2018 ...........................................................       Aa3/AA              1,511,415
 1,000,000   Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System),
               5 1/4% due 5/1/2021 ............................................................       Aa3/AA              1,002,370
 2,000,000   Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks &
               Recreation District), 5.70% due 4/1/2013(o) ....................................        NR/A-              2,227,480

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
  ++ Escrowed-to-maturity security.
 (o) Pre-refunded security.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


OREGON SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$1,000,000   Clackamas County, OR School District GOs, 5% due 6/15/2025 .......................       Aaa/AAA           $   987,610
 1,175,000   Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009 .......................       Aa1/AA-             1,198,735
 1,250,000   Multnomah County, OR Educational Facility Rev. (University of Portland),
               5% due 4/1/2018 ................................................................       Aaa/AAA             1,257,762
 1,750,000   Multnomah County School District, OR GOs, 5 1/2% due 6/1/2015(o) .................        A1/A               1,919,417
 2,000,000   Northern Wasco County, OR People's Utility District Rev. (McNary Dam Fishway
               Project), 5.20% due 12/1/2024 ..................................................       Aa1/AA-             2,008,920
   750,000   Ontario, OR Hospital Facility Authority Health Facilities Rev. Catholic Health
               Corporation (Dominican Sisters of Ontario Inc., d.b.a. Holy Rosary Medical
               Center Project), 6.10% due 11/15/2017 ..........................................       Aa3/AA-               774,067
 2,250,000   Oregon Department of Administrative Services Certificates of Participation,
               5% due 5/1/2024 ................................................................       Aaa/AAA             2,225,880
 1,000,000   Oregon Department of Administrative Services Certificates of Participation,
               6% due 5/1/2026(o) .............................................................       Aaa/AAA             1,156,020
 2,000,000   Oregon Department of Administrative Services Certificates of Participation,
               5% due 5/1/2026 ................................................................       Aaa/AAA             1,972,060
 1,000,000   Oregon Department of Transportation Regional Light Rail Extension Rev.,
               6.20% due 6/1/2008 .............................................................       Aaa/AAA             1,077,770
 2,000,000   Oregon Health, Housing, Educational & Cultural Facilities Authority Rev.
               (Linfield College Project), 5 1/4% due 10/1/2023 ...............................       Baa1/NR             1,885,540
 2,500,000   Oregon Health, Housing, Educational & Cultural Facilities Authority Rev.
               (Reed College Project), 5 3/8% due 7/1/2025 ....................................       NR/AA-              2,530,125
 1,250,000   Oregon Health Sciences University Rev., 5 1/4% due 7/1/2028 ......................       Aaa/AAA             1,253,987
 2,000,000   Oregon Housing & Community Services Department Housing & Finance Rev.
               (Assisted or Insured Multi-Unit Program), 5 3/4% due 7/1/2012 ..................       Aa2/A+              2,050,640
 2,490,000   Oregon Housing & Community Services Department Mortgage Rev.
               (Single Family Mortgage Program), 6 1/4% due 7/1/2029* .........................       Aa2/NR              2,629,266
 2,000,000   Oregon Housing & Community Services Department Rev. (Multi-Family
               Housing), 6.05% due 7/1/2042* ..................................................       Aa2/NR              2,062,820
 2,500,000   Oregon State Bond Bank Rev. (Oregon Economic & Community
               Development Department), 5 1/2% due 1/1/2026 ...................................       Aaa/AAA             2,593,400
   500,000   Oregon State GOs (Veterans' Welfare), 9% due 10/1/2006 ...........................       Aa2/AA                628,470
 1,115,000   Oregon State GOs (Veterans' Welfare), 5 3/8% due 10/1/2018 .......................       Aa2/AA              1,178,767
   250,000   Oregon State GOs (Elderly & Disabled Housing), 7.20% due 8/1/2021 ................       Aa2/AA                255,928
 1,000,000   Oregon State GOs (Elderly & Disabled Housing), 6.60% due 8/1/2022* ...............       Aa2/AA              1,045,440
   950,000   Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*(o) ..........       Aaa/AAA             1,161,252
   500,000   Port of Portland, OR International Airport Rev., 5 3/4% due 7/1/2025* ............       Aaa/AAA               515,255
 1,500,000   Port of Portland, OR International Airport Rev., 5 5/8% due 7/1/2026* ............       Aaa/AAA             1,538,205
 2,000,000   Portland, OR Sewer System Rev., 5% due 6/1/2015 ..................................       Aaa/AAA             2,034,440
 1,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026 .........       Baa1/A              1,027,720

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
 (o) Pre-refunded security.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


OREGON SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$  350,000   Puerto Rico Housing Finance Corp. Rev. (Single Family Mortgage),
               6.85% due 10/15/2023(o) ........................................................       Aaa/AAA           $   357,763
 1,000,000   Puerto Rico Ports Authority Rev., 7% due 7/1/2014* ...............................       Aaa/AAA             1,038,600
 2,000,000   Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018 ....       NR/AA-              1,970,760
   980,000   Tualatin Development Commission, OR (Urban Renewal & Redevelopment),
               7 3/8% due 1/1/2007 ............................................................       Baa1/NR               991,241
   500,000   Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022 ...............       NR/BBB-               499,380
 2,355,000   Washington County, OR GOs, 5% due 6/1/2026 .......................................       Aa2/NR              2,331,780
 1,500,000   Washington County, OR Unified Sewerage Agency Rev., 5 3/4% due 10/1/2011 .........       Aaa/AAA             1,700,190
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $53,925,139)--96.9% ....................................................................     56,707,015
VARIABLE RATE DEMAND NOTES (Cost $1,200,000)--2.1% .................................................................      1,200,000
OTHER ASSETS LESS LIABILITIES--1.0% ................................................................................        598,099
                                                                                                                       ------------
NET ASSETS--100.0% .................................................................................................   $ 58,505,114
                                                                                                                       ============

SOUTH CAROLINA

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$2,500,000   Charleston County, SC School District GOs, 5% due 2/1/2025 .......................       Aa1/AA+           $ 2,476,050
 2,000,000   Charleston, SC Waterworks & Sewer System Rev., 6% due 1/1/2012 ...................       A1/AA-              2,056,500
 5,000,000   Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026 .............       Aaa/NR              5,063,800
 6,000,000   Darlington County, SC Industrial Development Rev. (Nucor Corporation Project),
               5 3/4% due 8/1/2023* ...........................................................       A1/AA-              6,088,080
 3,500,000   Darlington County, SC Industrial Development Rev. (Sonoco Products
               Company Project), 6% due 4/1/2026* .............................................        A2/A-              3,577,385
 3,000,000   Fairfield County, SC Pollution Control Rev. (South Carolina Electric & Gas
               Company), 6 1/2% due 9/1/2014 ..................................................        A1/A               3,181,320
 1,000,000   Georgetown County, SC Environmental Improvement Rev.,
               (International Paper Company), 5.95% due 3/15/2014 .............................       Baa2/BBB            1,053,110
 3,000,000   Greenville Hospital System, SC Hospital Facilities Rev., 5 1/2% due 5/1/2016 .....       Aa3/AA              3,050,580
 2,000,000   Greenville Hospital System, SC Hospital Facilities Rev., 5 1/4% due 5/1/2023 .....       Aa3/AA              1,987,120
 3,000,000   Greenwood County, SC Hospital Facilities Rev. (Self Memorial Hospital),
               5 3/8% due 10/1/2017 ...........................................................       Aaa/AAA             3,109,680
 3,000,000   Lexington County, SC Hospital Rev. (Health Services District, Inc.),
               5 1/8% due 11/1/2026 ...........................................................       Aaa/AAA             2,968,530
 3,000,000   Mount Pleasant, SC Water & Sewer Rev., 6% due 12/1/2020 ..........................       Aaa/AAA             3,151,110
 1,500,000   North Charleston Sewer District, SC Rev., 6 3/8% due 7/1/2012 ....................       Aaa/AAA             1,777,095
 1,250,000   Piedmont Municipal Power Agency, SC Electric Rev., 6 1/4% due 1/1/2021 ...........       Aaa/AAA             1,445,037
 1,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036 .........       Baa1/A              1,046,660

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2001


SOUTH CAROLINA SERIES (CONTINUED)

    FACE                                                                                             RATINGS+              MARKET
   AMOUNT                                      MUNICIPAL BONDS                                     MOODY'S/S&P              VALUE
   ------                                      ---------------                                     -----------              -----
$2,000,000   Puerto Rico Highway & Transportation Authority Rev., 5% due 7/1/2038 .............       Baa1/A            $ 1,950,580
 2,500,000   Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control
               Facilities Financing Authority Higher Education Rev. (InterAmerican
               University of Puerto Rico Project), 5% due 10/1/2022 ...........................       Aaa/AAA             2,512,600
 2,000,000   Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp
               Corp. Project), 7.45% due 4/1/2021* ............................................       Baa2/BBB            2,050,700
 1,000,000   Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp
               Corp. Project), 7 1/8% due 9/1/2021* ...........................................       Baa2/BBB            1,022,150
 5,000,000   Rock Hill, SC Combined Utilities System Rev., 5% due 1/1/2020 ....................       Aaa/AAA             4,923,150
 3,000,000   South Carolina Jobs--Economic Development Authority Hospital Rev.
               (Anderson Area Medical Center, Inc.), 5 1/4% due 2/1/2018 ......................       NR/AA-              3,035,130
 2,000,000   South Carolina Jobs--Economic Development Authority Hospital Rev.
               (Georgetown Memorial Hospital), 5% due 11/1/2029 ...............................       Aaa/NR              1,932,580
 5,000,000   South Carolina Public Service Authority Rev., 5 3/8% due 1/1/2023 ................       Aaa/AAA             5,259,600
 1,865,000   South Carolina State Housing Finance & Development Authority Rental
               Housing Rev. (North Bluff Project), 5.60% due 7/1/2016 .........................        NR/AA              1,877,365
 1,000,000   South Carolina State Housing Finance & Development Authority Rev.
               (Multi-Family Development), 6 3/8% due 11/15/2023 ..............................       Aaa/NR              1,031,690
 4,640,000   South Carolina State Housing Finance & Development Authority Mortgage
               Rev., 5.40% due 7/1/2029* ......................................................       Aaa/NR              4,643,666
 5,000,000   South Carolina State Ports Authority Rev., 5.30% due 7/1/2026* ...................       Aaa/AAA             5,011,400
 5,000,000   South Carolina Transportation Infrastructure Bank Rev.,
               5 3/8% due 10/1/2024 ...........................................................       Aaa/AAA             5,105,550
 2,500,000   Spartanburg, SC Water System Rev., 5% due 6/1/2027 ...............................       Aaa/AAA             2,446,050
 3,000,000   University of South Carolina Rev., 5 3/4% due 6/1/2026 ...........................       Aaa/AAA             3,114,240
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $84,226,708)--97.6% ....................................................................     87,948,508
VARIABLE RATE DEMAND NOTES (Cost $1,000,000)--1.1% .................................................................      1,000,000
OTHER ASSETS LESS LIABILITIES--1.3% ................................................................................      1,126,914
                                                                                                                       ------------
NET ASSETS--100.0% .................................................................................................   $ 90,075,422
                                                                                                                       ============

----------
   + Ratings have not been audited by Deloitte & Touche LLP.
   * Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001

                                                         NATIONAL        COLORADO        GEORGIA       LOUISIANA       MARYLAND
                                                          SERIES          SERIES          SERIES         SERIES         SERIES
                                                      --------------- --------------  -------------- -------------- --------------
ASSETS:
Investments, at value (see portfolios
  of investments):
  Long-term holdings ..............................      $94,551,316    $37,028,693     $39,149,038    $49,126,088    $48,025,233
  Short-term holdings .............................        2,800,000        400,000       1,000,000      1,400,000             --
                                                        ------------   ------------    ------------   ------------   ------------
                                                          97,351,316     37,428,693      40,149,038     50,526,088     48,025,233
Cash ..............................................           71,096        139,236          45,406         99,378         65,614
Interest receivable ...............................        1,384,978        675,902         663,643        794,966        891,367
Receivable for Capital Stock sold .................           66,209             --          27,823         29,754         23,180
Expenses prepaid to shareholder
  service agent ...................................           14,269          5,570           5,808          6,234          7,384
Receivable for securities sold                                    --             --              --         45,000         95,000
Other .............................................            1,788            557             593          1,723            715
                                                        ------------   ------------    ------------   ------------   ------------
TOTAL ASSETS ......................................       98,889,656     38,249,958      40,892,311     51,503,143     49,108,493
                                                        ------------   ------------    ------------   ------------   ------------

LIABILITIES:
Payable for securities purchased ..................        1,935,080             --              --             --             --
Payable for Capital Stock repurchased .............          937,177          5,086           7,334        210,747         70,705
Dividends payable .................................          162,202         49,977          66,160         86,338         77,132
Payable to the Manager ............................           39,831         15,748          16,856         21,132         20,178
Accrued expenses and other ........................          122,698         45,323          72,789         74,343         73,555
                                                        ------------   ------------    ------------   ------------   ------------
TOTAL LIABILITIES .................................        3,196,988        116,134         163,139        392,560        241,570
                                                        ------------   ------------    ------------   ------------   ------------
NET ASSETS ........................................      $95,692,668    $38,133,824     $40,729,172    $51,110,583    $48,866,923
                                                        ============   ============    ============   ============   ============

COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A .........................................      $    11,172    $     5,010    $      4,859   $      6,048    $     5,721
  Class C .........................................              380             13              48            107             52
  Class D .........................................              445             82             252            119            274
Additional paid-in capital ........................       94,195,493     36,618,095      39,152,165     48,775,150     46,134,643
Undistributed/accumulated net realized
  gain (loss) .....................................       (1,249,952)        57,588          66,851             --        151,781
Net unrealized appreciation
  of investments ..................................        2,735,130      1,453,036       1,504,997      2,329,159      2,574,452
                                                        ------------   ------------    ------------   ------------   ------------
NET ASSETS ........................................      $95,692,668    $38,133,824     $40,729,172    $51,110,583    $48,866,923
                                                        ============   ============    ============   ============   ============

NET ASSETS:
  Class A .........................................      $89,116,552    $37,428,982     $38,354,991    $49,267,333    $46,233,514
  Class C .........................................      $ 3,028,640    $    96,055     $   382,904    $   873,359    $   416,990
  Class D .........................................      $ 3,547,476    $   608,787     $ 1,991,277    $   969,891    $ 2,216,419

SHARES OF CAPITAL STOCK OUTSTANDING
  ($.001 par value):
  Class A .........................................       11,172,097      5,009,563       4,858,811      6,047,849      5,720,734
  Class C .........................................          379,574         12,882          48,399        107,225         51,530
  Class D .........................................          444,653         81,586         251,710        119,074        273,894

NET ASSET VALUE PER SHARES:
  CLASS A .........................................            $7.98          $7.47           $7.89          $8.15          $8.08
  CLASS C .........................................            $7.98          $7.46           $7.91          $8.15          $8.09
  CLASS D .........................................            $7.98          $7.46           $7.91          $8.15          $8.09

----------
See Notes to Financial Statements.

MASSACHUSETTS      MICHIGAN        MINNESOTA        MISSOURI       NEW YORK           OHIO          OREGON      SOUTH CAROLINA
    SERIES          SERIES           SERIES          SERIES         SERIES           SERIES         SERIES          SERIES
------------------------------- ---------------- -------------- --------------  --------------- ------------- ------------------



  $85,754,724     $120,920,447     $96,605,309     $37,867,795    $82,639,305    $127,530,109     $56,707,015     $87,948,508
    1,200,000        3,100,000       2,300,000         200,000      5,500,000       1,600,000       1,200,000       1,000,000
 ------------    -------------   -------------    ------------   ------------   -------------    ------------    ------------
   86,954,724      124,020,447      98,905,309      38,067,795     88,139,305     129,130,109      57,907,015      88,948,508
      122,449           35,848          63,983          23,847        108,143         110,658         102,417          64,840
    1,155,121        2,200,045       1,481,717         651,954      1,354,550       2,133,360       1,024,466       1,499,461
      112,676            5,997         182,881              --        140,075          61,679          40,417         127,229

       13,300           17,531          15,619           5,650         11,373          17,675           8,139          13,176
           --               --              --              --             --              --         130,000              --
        1,270            1,919           1,463             559          1,256           1,896             852           1,303
 ------------    -------------   -------------    ------------   ------------   -------------    ------------    ------------
   88,359,540      126,281,787     100,650,972      38,749,805     89,754,702     131,455,377      59,213,306      90,654,517
 ------------    -------------   -------------    ------------   ------------   -------------    ------------    ------------


           --               --              --              --             --              --              --              --
        9,512            9,071          16,324          81,502         88,341         227,957         530,004         278,640
      139,400          210,780         162,511          59,224        145,936         220,902          86,298         147,243
       36,360           39,812          41,382          15,919         28,131          38,188          24,374          37,262
      108,847          130,492         129,590          64,616         89,844         141,175          67,516         115,950
 ------------    -------------   -------------    ------------   ------------   -------------    ------------    ------------
      294,119          390,155         349,807         221,261        352,252         628,222         708,192         579,095
 ------------    -------------   -------------    ------------   ------------   -------------    ------------    ------------
  $88,065,421     $125,891,632    $100,301,165     $38,528,544    $89,402,450    $130,827,155     $58,505,114     $90,075,422
 ============    =============   =============    ============   ============   =============    ============    ============



  $    10,653     $     14,522    $     12,752     $     4,851    $    10,111    $     15,985     $     7,005     $    10,421
          126              106              36              10            444             101             149             197
          215              238             204              74            404             196             299             543
   82,972,256      119,267,515      95,966,068      36,291,605     85,295,059     124,113,926      55,380,340      86,269,914

     (163,429)         640,140        (655,398)        231,004       (170,788)         27,292         335,445          72,547

    5,245,600        5,969,111       4,977,503       2,001,000      4,267,220       6,669,655       2,781,876       3,721,800
 ------------    -------------   -------------    ------------   ------------   -------------    ------------    ------------
  $88,065,421     $125,891,632    $100,301,165     $38,528,544    $89,402,450    $130,827,155     $58,505,114     $90,075,422
 ============    =============   =============    ============   ============   =============    ============    ============


  $85,336,074     $122,977,654     $98,451,881     $37,879,016    $82,481,731    $128,432,538     $54,994,251     $84,108,855
  $ 1,008,506     $    899,205     $   274,663     $    74,570    $ 3,623,603    $    811,824     $ 1,166,124     $ 1,588,723
  $ 1,720,841     $  2,014,773     $ 1,574,621     $   574,958    $ 3,297,116    $  1,582,793     $ 2,344,739     $ 4,377,844



   10,653,263       14,522,338      12,752,481       4,850,828     10,111,111      15,985,123       7,005,344      10,420,700
      125,945          106,278          35,575           9,552        443,631         100,502         148,620         197,017
      214,876          238,150         203,935          73,631        403,775         195,916         298,867         542,865


        $8.01            $8.47           $7.72           $7.81          $8.16           $8.03           $7.85           $8.07
        $8.01            $8.46           $7.72           $7.81          $8.17           $8.08           $7.85           $8.06
        $8.01            $8.46           $7.72           $7.81          $8.17           $8.08           $7.85           $8.06

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2001

                                                         NATIONAL        COLORADO        GEORGIA       LOUISIANA       MARYLAND
                                                          SERIES          SERIES          SERIES         SERIES         SERIES
                                                         -----------    -----------     -----------    -----------    -----------
INVESTMENT INCOME:
Interest ..........................................       $5,418,694     $2,131,955      $2,224,139     $2,800,486     $2,833,096
                                                         -----------    -----------     -----------    -----------    -----------

EXPENSES:
Management fees ...................................          480,363        191,050         201,669        249,980        246,942
Distribution and service fees .....................          152,082         44,430          61,140         64,635         71,377
Shareholder account services ......................          150,298         56,755          67,242         72,965         74,393
Registration ......................................           44,268         11,776          10,679         11,630         13,510
Auditing and legal fees ...........................           39,410         37,338          26,125         29,500         31,043
Custody and related services ......................           27,363          7,893          14,782          9,690         12,954
Shareholder reports and communications ............           17,015          8,520          12,939         11,835         10,116
Directors' fees and expenses ......................            5,553          3,659           5,268          5,265          5,257
Miscellaneous .....................................            6,114          5,252           4,949          5,072          5,204
                                                         -----------    -----------     -----------    -----------    -----------
TOTAL EXPENSES BEFORE REIMBURSEMENT ...............          922,466        366,673         404,793        460,572        470,796
Reimbursement of expenses .........................               --             --              --             --             --
                                                         -----------    -----------     -----------    -----------    -----------
TOTAL EXPENSES AFTER REIMBURSEMENT ................          922,466        366,673         404,793        460,572        470,796
                                                         -----------    -----------     -----------    -----------    -----------
NET INVESTMENT INCOME .............................        4,496,228      1,765,282       1,819,346      2,339,914      2,362,300
                                                         -----------    -----------     -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...........          (98,421)        70,927          70,080          5,757        233,459
Net change in unrealized appreciation/
  depreciation of investments .....................        4,113,803      2,305,991       1,471,762      2,245,356      1,579,950
                                                         -----------    -----------     -----------    -----------    -----------
NET GAIN ON INVESTMENTS ...........................        4,015,382      2,376,918       1,541,842      2,251,113      1,813,409
                                                         -----------    -----------     -----------    -----------    -----------
INCREASE IN NET ASSETS FROM OPERATIONS ............       $8,511,610     $4,142,200      $3,361,188     $4,591,027     $4,175,709
                                                         ===========    ===========     ===========    ===========    ===========

----------

See Notes to Financial Statements.


 MASSACHUSETTS      MICHIGAN        MINNESOTA        MISSOURI       NEW YORK        OHIO            OREGON      SOUTH CAROLINA
    SERIES           SERIES           SERIES          SERIES         SERIES        SERIES           SERIES          SERIES
  -----------     ------------     -----------     -----------    -----------   -------------     -----------     -----------

   $4,674,686      $ 6,793,481      $5,423,403      $2,112,449     $4,413,789     $ 7,207,839      $3,148,792      $4,874,547
  -----------     ------------     -----------     -----------    -----------   -------------     -----------     -----------


      432,695          613,007         500,461         195,787        410,195         654,306         288,856         444,958
      105,411          143,272         115,144          43,023        123,566         148,805          85,656         138,312
      137,269          179,975         171,654          59,157        107,870         178,702          80,883         134,932
       14,883            9,801          13,595          10,273         13,452          12,051          10,294          12,455
       40,391           47,556          46,154          26,877         29,447          49,428          36,731          39,550
       24,910           24,914          24,689          12,006         19,003          29,055          14,180          30,036
       18,156           24,071          24,930          14,033         14,089          29,283           8,576          22,511
        5,648            6,371           5,919           5,185          3,939           6,497           5,524           6,211
        6,073            7,058           6,910           5,309          5,880           7,442           5,388           6,273
  -----------     ------------     -----------     -----------    -----------   -------------     -----------     -----------
      785,436        1,056,025         909,456         371,650        727,441       1,115,569         536,088         835,238
           --         (182,469)             --              --       (109,748)       (187,635)             --              --
  -----------     ------------     -----------     -----------    -----------   -------------     -----------     -----------
      785,436          873,556         909,456         371,650        617,693         927,934         536,088         835,238
  -----------     ------------     -----------     -----------    -----------   -------------     -----------     -----------
    3,889,250        5,919,925       4,513,947       1,740,799      3,796,096       6,279,905       2,612,704       4,039,309
  -----------     ------------     -----------     -----------    -----------   -------------     -----------     -----------



      117,318          826,158        (440,122)        232,205       (170,788)        120,595         446,624         101,754

    5,754,716        4,881,710       5,452,508       2,235,189      4,454,915       6,425,241       2,646,657       4,491,483
  -----------     ------------     -----------     -----------    -----------   -------------     -----------     -----------
    5,872,034        5,707,868       5,012,386       2,467,394      4,284,127       6,545,836       3,093,281       4,593,237
  -----------     ------------     -----------     -----------    -----------   -------------     -----------     -----------
   $9,761,284      $11,627,793      $9,526,333      $4,208,193     $8,080,223     $12,825,741      $5,705,985      $8,632,546
  ===========     ============     ===========     ===========    ===========   =============     ===========    ============

STATEMENTS OF CHANGES IN NET ASSETS

                                                    NATIONAL SERIES              COLORADO SERIES              GEORGIA SERIES
                                              -------------------------     ------------------------     ------------------------
                                               YEAR ENDED SEPTEMBER 30,     YEAR ENDED SEPTEMBER 30,     YEAR ENDED SEPTEMBER 30,
                                              -------------------------     ------------------------     ------------------------
                                                 2001           2000           2001          2000           2001         2000
                                              -----------   -----------     -----------  -----------     -----------  -----------
OPERATIONS:
Net investment income .....................   $ 4,496,228   $ 4,851,442     $ 1,765,282  $ 2,035,947     $ 1,819,346  $ 2,027,054
Net realized gain (loss) on investments ...       (98,421)      213,593          70,927      (13,339)         70,080      343,546
Net change in unrealized appreciation/
   depreciation of investments ............     4,113,803      (599,681)      2,305,991     (193,468)      1,471,762     (124,939)
                                              -----------   -----------     -----------  -----------     -----------  -----------
INCREASE IN NET ASSETS
   FROM OPERATIONS ........................     8,511,610     4,465,354       4,142,200    1,829,140       3,361,188    2,245,661
                                              -----------   -----------     -----------  -----------     -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ................................    (4,257,871)   (4,614,110)     (1,745,094)  (2,000,964)     (1,734,578)  (1,931,061)
   Class C ................................       (89,868)      (19,389)         (2,999)      (2,342)         (9,402)      (7,726)
   Class D ................................      (148,489)     (217,943)        (23,695)     (32,641)        (75,366)     (88,267)
Net realized gain on investments:
   Class A ................................            --            --              --     (315,697)       (208,671)    (950,161)
   Class C ................................            --            --              --         (418)         (1,690)      (3,925)
   Class D ................................            --            --              --       (5,828)        (11,681)     (50,033)
                                              -----------   -----------     -----------  -----------     -----------  -----------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS ..........................    (4,496,228)   (4,851,442)     (1,771,788)  (2,357,890)     (2,041,388)  (3,031,173)
                                              -----------   -----------     -----------  -----------     -----------  -----------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares .........    15,843,486     7,428,871       2,417,892    1,873,190       2,223,873    2,752,924
Investment of dividends ...................     2,437,935     2,572,024         969,047    1,026,118       1,132,033    1,074,285
Exchanged from associated Funds ...........    24,514,410    25,023,673         747,917    3,660,418         390,795      162,883
Shares issued in payment of
   gain distributions .....................            --            --              --      220,500         172,469      771,491
                                              -----------   -----------     -----------  -----------     -----------  -----------
Total .....................................    42,795,831    35,024,568       4,134,856    6,780,226       3,919,170    4,761,583
                                              -----------   -----------     -----------  -----------     -----------  -----------
Cost of shares repurchased ................   (12,909,071)  (12,242,422)     (5,760,104)  (8,675,605)     (3,616,223)  (8,380,502)
Exchanged into associated Funds ...........   (30,687,282)  (28,408,686)       (551,298)  (5,262,351)       (691,077)    (983,972)
                                              -----------   -----------     -----------  -----------     -----------  -----------
Total .....................................   (43,596,353)  (40,651,108)     (6,311,402) (13,937,956)     (4,307,300)  (9,364,474)
                                              -----------   -----------     -----------  -----------     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS ........      (800,522)   (5,626,540)     (2,176,546)  (7,157,730)       (388,130)  (4,602,891)
                                              -----------   -----------     -----------  -----------     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS .........     3,214,860    (6,012,628)        193,866   (7,686,480)        931,670   (5,388,403)

NET ASSETS:
Beginning of year .........................    92,477,808    98,490,436      37,939,958   45,626,438      39,797,502   45,185,905
                                              -----------   -----------     -----------  -----------     -----------  -----------
END OF YEAR ...............................   $95,692,668   $92,477,808     $38,133,824  $37,939,958     $40,729,172  $39,797,502
                                              ===========   ===========     ===========  ===========     ===========  ===========

----------
See Notes to Financial Statements.

     LOUISIANA SERIES               MARYLAND SERIES              MASSACHUSETTS SERIES              MICHIGAN SERIES
 -------------------------     -------------------------       -------------------------     ---------------------------
 YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,        YEAR ENDED SEPTEMBER 30,        YEAR ENDED SEPTEMBER 30,
 -------------------------     -------------------------       -------------------------     ---------------------------
    2001          2000            2001          2000              2001          2000             2001           2000
 -----------   -----------     -----------   -----------       -----------   -----------     ------------   ------------

 $ 2,339,914   $ 2,505,087     $ 2,362,300   $ 2,488,424       $ 3,889,250   $ 4,396,935     $  5,919,925   $  6,260,981
       5,757       121,919         233,459       (81,678)          117,318      (122,777)         826,158        250,346

   2,245,356        69,334       1,579,950        11,226         5,754,716       929,543        4,881,710      1,051,692
 -----------   -----------     -----------   -----------       -----------   -----------     ------------   ------------

   4,591,027     2,696,340       4,175,709     2,417,972         9,761,284     5,203,701       11,627,793      7,563,019
 -----------   -----------     -----------   -----------       -----------   -----------     ------------   ------------



  (2,276,313)   (2,451,535)     (2,265,931)   (2,384,753)       (3,811,812)   (4,306,283)      (5,829,144)    (6,173,631)
     (24,779)      (20,470)        (10,709)       (4,329)          (19,738)       (9,149)         (23,234)       (12,086)
     (35,508)      (33,082)        (85,660)      (99,342)          (57,700)      (81,503)         (69,399)       (75,264)

    (114,840)     (300,679)             --       (25,050)               --      (694,419)        (403,620)      (491,905)
      (1,426)       (1,820)             --           (38)               --        (1,378)          (1,234)          (510)
      (1,760)       (5,363)             --        (1,412)               --       (21,232)          (5,679)        (7,679)
 -----------   -----------     -----------   -----------       -----------   -----------     ------------   ------------

  (2,454,626)   (2,812,949)     (2,362,300)   (2,514,924)       (3,889,250)   (5,113,964)      (6,332,310)    (6,761,075)
 -----------   -----------     -----------   -----------       -----------   -----------     ------------   ------------


   2,581,991     2,334,407       2,796,508     3,131,271         4,346,941     1,506,587        6,449,723      4,505,382
   1,165,619     1,060,252       1,428,601     1,388,312         2,318,824     2,620,626        3,474,483      3,505,371
     151,340        87,683       2,317,704       557,580           394,495    14,610,939        1,343,979      1,002,523

      79,463       206,340              --        19,784               --        539,579          297,838        373,853
 -----------   -----------     -----------   -----------       -----------   -----------     ------------   ------------
   3,978,413     3,688,682       6,542,813     5,096,947         7,060,260    19,277,731       11,566,023      9,387,129
 -----------   -----------     -----------   -----------       -----------   -----------     ------------   ------------
  (3,363,162)   (7,115,679)     (7,367,793)   (6,531,807)       (7,606,392)  (15,058,804)      (8,229,212)   (15,436,089)
     (41,513)     (506,764)     (2,503,926)     (458,314)         (465,985)  (17,193,724)      (1,943,142)    (3,298,834)
 -----------   -----------     -----------   -----------       -----------   -----------     ------------   ------------
  (3,404,675)   (7,622,443)     (9,871,719)   (6,990,121)       (8,072,377)  (32,252,528)     (10,172,354)   (18,734,923)
 -----------   -----------     -----------   -----------       -----------   -----------     ------------   ------------

     573,738    (3,933,761)     (3,328,906)   (1,893,174)       (1,012,117)  (12,974,797)       1,393,669     (9,347,794)
 -----------   -----------     -----------   -----------       -----------   -----------     ------------   ------------
   2,710,139    (4,050,370)     (1,515,497)   (1,990,126)        4,859,917   (12,885,060)       6,689,152     (8,545,850)


  48,400,444    52,450,814      50,382,420    52,372,546        83,205,504    96,090,564      119,202,480    127,748,330
 -----------   -----------     -----------   -----------       -----------   -----------     ------------   ------------
 $51,110,583   $48,400,444     $48,866,923   $50,382,420       $88,065,421   $83,205,504     $125,891,632   $119,202,480
 ===========   ===========     ===========   ===========       ===========   ===========     ============   ============

STATEMENTS OF CHANGES IN NET ASSETS

                                                   MINNESOTA SERIES              MISSOURI SERIES              NEW YORK SERIES
                                             --------------------------     ------------------------     ------------------------
                                               YEAR ENDED SEPTEMBER 30,     YEAR ENDED SEPTEMBER 30,     YEAR ENDED SEPTEMBER 30,
                                             --------------------------     ------------------------     ------------------------
                                                 2001           2000           2001          2000           2001         2000
                                             ------------   -----------     -----------  -----------     -----------  -----------
OPERATIONS:
Net investment income ....................   $  4,513,947   $ 5,072,347     $ 1,740,799  $ 1,958,681     $ 3,796,096  $ 3,798,654
Net realized gain (loss) on investments ..       (440,122)     (215,276)        232,205      177,059        (170,788)     639,600
Net change in unrealized appreciation/
   depreciation of investments ...........      5,452,508       254,864       2,235,189      182,349       4,454,915       42,308
                                             ------------   -----------     -----------  -----------     -----------  -----------
INCREASE IN NET ASSETS
   FROM OPERATIONS .......................      9,526,333     5,111,935       4,208,193    2,318,089       8,080,223    4,480,562
                                             ------------   -----------     -----------  -----------     -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ...............................     (4,449,148)   (5,003,652)     (1,724,891)  (1,940,146)     (3,617,670)  (3,679,542)
   Class C ...............................         (5,122)       (1,046)         (1,876)        (791)        (62,589)     (10,959)
   Class D ...............................        (59,677)      (67,649)        (14,032)     (17,744)       (111,682)    (108,153)
Net realized gain on investments:
   Class A ...............................             --      (602,066)       (171,646)     (47,099)       (547,119)     (49,722)
   Class C ...............................             --           (34)            (98)         (23)         (3,606)        (156)
   Class D ...............................             --       (10,902)         (1,441)        (823)        (20,404)      (1,656)
                                             ------------   -----------     -----------  -----------     -----------  -----------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS .........................     (4,513,947)   (5,685,349)     (1,913,984)  (2,006,626)     (4,363,070)  (3,850,188)
                                             ------------   -----------     -----------  -----------     -----------  -----------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares ........      3,082,115     2,589,230         776,048      987,188      15,500,980    4,905,977
Investment of dividends ..................      2,945,885     3,263,649         897,798      915,702       2,279,815    2,165,648
Exchanged from associated Funds ..........        913,103       362,609         318,084      165,993       4,379,210    3,675,365
Shares issued in payment of
   gain distributions ....................             --       484,427         113,069       30,882         461,232       42,076
                                             ------------   -----------     -----------  -----------     -----------  -----------
Total ....................................      6,941,103     6,699,915       2,104,999    2,099,765      22,621,237   10,789,066
                                             ------------   -----------     -----------  -----------     -----------  -----------
Cost of shares repurchased ...............     (8,333,717)  (17,122,460)     (4,263,202)  (6,753,674)     (6,172,167)  (9,380,199)
Exchanged into associated Funds ..........     (1,445,426)   (1,898,546)       (478,643)    (861,607)     (3,308,596)  (9,360,014)
                                             ------------   -----------     -----------  -----------     -----------  -----------
Total ....................................     (9,779,143)  (19,021,006)     (4,741,845)  (7,615,281)     (9,480,763) (18,740,213)
                                             ------------   -----------     -----------  -----------     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS .......     (2,838,040)  (12,321,091)     (2,636,846)  (5,515,516)     13,140,474   (7,951,147)
                                             ------------   -----------     -----------  -----------     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS ........      2,174,346   (12,894,505)       (342,637)  (5,204,053)     16,857,627   (7,320,773)

NET ASSETS:
Beginning of year ........................     98,126,819   111,021,324      38,871,181   44,075,234      72,544,823   79,865,596
                                             ------------   -----------     -----------  -----------     -----------  -----------
END OF YEAR ..............................   $100,301,165   $98,126,819     $38,528,544  $38,871,181     $89,402,450  $72,544,823
                                             ============   ===========     ===========  ===========     ===========  ===========

----------
See Notes to Financial Statements.

       OHIO SERIES                  OREGON SERIES               SOUTH CAROLINA SERIES
--------------------------     -------------------------       -------------------------
 YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,        YEAR ENDED SEPTEMBER 30,
--------------------------     -------------------------       -------------------------
    2001          2000            2001          2000              2001          2000
------------  ------------     -----------   -----------       -----------   -----------

$  6,279,905   $ 6,734,357     $ 2,612,704   $ 2,625,408       $ 4,039,309   $ 4,496,330
     120,595       (12,277)        446,624       173,315           101,754       105,545

   6,425,241       237,548       2,646,657        84,672         4,491,483       376,387
------------  ------------     -----------   -----------       -----------   -----------

  12,825,741     6,959,628       5,705,985     2,883,395         8,632,546     4,978,262
------------  ------------     -----------   -----------       -----------   -----------



  (6,212,825)   (6,677,399)     (2,500,362)   (2,535,652)       (3,839,629)   (4,252,545)
     (19,678)       (4,727)        (24,731)       (3,604)          (44,663)      (27,289)
     (58,146)      (52,231)        (85,411)      (86,152)         (155,017)     (216,496)

     (33,192)     (333,273)       (260,568)     (375,263)               --      (901,229)
         (71)           --          (1,907)           --                --        (3,335)
        (373)       (3,062)        (11,359)      (15,117)               --       (58,374)
------------  ------------     -----------   -----------       -----------   -----------

  (6,324,285)   (7,070,692)     (2,884,338)   (3,015,788)       (4,039,309)   (5,459,268)
------------  ------------     -----------   -----------       -----------   -----------


   6,233,669     4,837,731       3,744,053     3,839,471        10,096,132     3,510,429
   3,749,365     3,863,066       1,666,430     1,620,118         2,341,295     2,420,995
     900,825       630,928         687,872     1,216,015           484,010       262,452

      23,897       252,161         209,290       301,664                --       757,441
------------  ------------     -----------   -----------       -----------   -----------
  10,907,756     9,583,886       6,307,645     6,977,268        12,921,437     6,951,317
------------  ------------     -----------   -----------       -----------   -----------
 (13,759,803)  (12,919,249)     (6,006,048)   (6,232,623)      (13,066,757)  (16,454,085)
  (2,833,300)   (2,921,253)       (337,043)   (1,597,120)         (846,923)   (2,606,083)
------------  ------------     -----------   -----------       -----------   -----------
 (16,593,103)  (15,840,502)     (6,343,091)   (7,829,743)      (13,913,680)  (19,060,168)
------------  ------------     -----------   -----------       -----------   -----------

  (5,685,347)   (6,256,616)        (35,446)     (852,475)         (992,243)  (12,108,851)
------------  ------------     -----------   -----------       -----------   -----------
     816,109    (6,367,680)      2,786,201      (984,868)        3,600,994   (12,589,857)


 130,011,046   136,378,726      55,718,913    56,703,781        86,474,428    99,064,285
------------  ------------     -----------   -----------       -----------   -----------
$130,827,155  $130,011,046     $58,505,114   $55,718,913       $90,075,422   $86,474,428
============  ============     ===========   ===========       ===========   ===========

                       THIS PAGE INTENTIONALLY LEFT BLANK.

NOTES TO FINANCIAL STATEMENTS

1. MULTIPLE CLASSES OF SHARES -- Seligman Municipal Fund Series, Inc. (the "Fund") consists of 13 separate series: the "National Series," the "Colorado Series," the "Georgia Series," the "Louisiana Series," the "Maryland Series," the "Massachusetts Series," the "Michigan Series," the "Minnesota Series," the "Missouri Series," the "New York Series," the "Ohio Series," the "Oregon Series," and the "South Carolina Series." Each Series of the Fund offers three classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase. Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase. The three classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a. SECURITY VALUATION -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. FEDERAL TAXES -- There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

c. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities.

     The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies. As required, effective October 1, 2001, the Fund will begin amortizing market discounts on purchases of portfolio securities for financial reporting purposes. The cumulative effect of this accounting change is immaterial and will have no impact on the total net assets of the Fund's series.

d. MULTIPLE CLASS ALLOCATIONS -- Each Series' income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 2001, distribution and service fees were the only class-specific expenses.

e. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of any Series of the Fund.

3. PURCHASES AND SALES OF SECURITIES -- Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2001, were as follows:

   SERIES                  PURCHASES                 SALES
--------------           -------------          --------------
National                  $19,073,005            $19,378,353
Colorado                    4,259,233              7,662,640
Georgia                            --              1,531,870
Louisiana                   2,395,000              2,469,100

NOTES TO FINANCIAL STATEMENTS

   SERIES                  PURCHASES                SALES
--------------            -----------            -----------
Maryland                  $        --            $ 3,970,150
Massachusetts               4,318,660              9,770,053
Michigan                   14,030,168             18,567,023
Minnesota                     983,700              5,771,852
Missouri                    2,199,325              4,822,270
New York                   13,917,367              6,368,030
Ohio                        9,679,952             17,036,435
Oregon                      8,121,422             10,632,650
South Carolina              2,425,900              3,988,008

     At September 30, 2001, each Series' cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                             TOTAL                   TOTAL
                          UNREALIZED              UNREALIZED
   SERIES                APPRECIATION            DEPRECIATION
--------------           ------------            ------------
National                  $3,509,640                $774,510
Colorado                   1,570,376                 117,340
Georgia                    2,064,434                 559,437
Louisiana                  2,365,265                  36,106
Maryland                   2,574,452                      --
Massachusetts              5,303,972                  58,372
Michigan                   6,017,866                  48,755
Minnesota                  5,288,784                 311,281
Missouri                   2,002,965                   1,965
New York                   4,267,220                      --
Ohio                       6,699,937                  30,282
Oregon                     2,985,571                 203,695
South Carolina             3,721,800                      --

4. MANAGEMENT FEE, DISTRIBUTION SERVICES, AND OTHER TRANSACTIONS -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager's fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series' average daily net assets. For the year ended September 30, 2001, the Manager, at its discretion, agreed to reimburse expenses, other than distribution and service fees, that exceed 0.60% per annum of the average daily net assets of each of Michigan Series, New York Series, and Ohio Series.

     Seligman Advisors, Inc. (the "Distributor"), agent for the distribution of each Series' shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A and Class C shares:

                          DISTRIBUTOR               DEALER
   SERIES                 CONCESSIONS             COMMISSIONS
------------              -----------             -----------
National                    $ 8,053               $ 80,672
Colorado                      7,794                 53,753
Georgia                       7,244                 54,656
Louisiana                     7,059                 51,552
Maryland                      8,662                 60,787
Massachusetts                 8,837                 67,005
Michigan                     15,953                121,595
Minnesota                    11,570                 80,279
Missouri                      2,633                 18,508
New York                     19,771                162,775
Ohio                         16,242                124,924
Oregon                       10,768                 83,258
South Carolina               23,006                173,411

     The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. For the year ended September 30, 2001, the Distributor charged the Fund fees equivalent to 0.10% per annum of the average daily net assets of Class A shares pursuant to the Plan as follows:

   SERIES                                          SERIES
-------------                                    ------------
National           $ 90,001                      Minnesota       $ 97,263
Colorado             37,449                      Missouri          38,530
Georgia              38,012                      New York          77,159
Louisiana            48,706                      Ohio             128,830
Maryland             46,893                      Oregon            55,552
Massachusetts        83,897                      South Carolina    83,973
Michigan            119,692

     Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 2001, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

  SERIES        CLASS C    CLASS D        SERIES       CLASS C     CLASS D
  ------        -------    -------        ------       -------     -------
National        $23,420    $38,661      Minnesota      $ 1,412     $16,469
Colorado            782      6,199      Missouri           534       3,959
Georgia           2,558     20,570      New York        16,640      29,767
Louisiana         6,557      9,372      Ohio             5,065      14,910
Maryland          2,714     21,770      Oregon           6,815      23,289
Massachusetts     5,493     16,021      South
Michigan          5,919     17,661        Carolina      12,180      42,159

NOTES TO FINANCIAL STATEMENTS

    The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D shares occurring within one year after purchase. For the year ended September 30, 2001, such charges were as follows:


   SERIES                            SERIES
  --------                          ---------
National            $12,030       Minnesota            $  269
Colorado                321       Missouri                145
Georgia                  32       New York              2,453
Louisiana             2,234       Ohio                 18,418
Maryland             21,015       Oregon                  281
Massachusetts            --       South Carolina        1,316
Michigan              3,066

     Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 2001, Seligman Services, Inc. received commissions from the sale of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

                                             DISTRIBUTION AND
   SERIES                 COMMISSIONS          SERVICE FEES
-------------             -----------        ----------------
National                    $  649                $ 7,413
Colorado                     6,848                  3,201
Georgia                        110                    863
Louisiana                       26                    928
Maryland                     1,775                  2,063
Massachusetts                1,949                  2,372
Michigan                     1,087                  3,366
Minnesota                      707                  2,923
Missouri                        --                  1,872
New York                     3,797                 15,364
Ohio                         3,195                  4,417
Oregon                         272                  4,867
South Carolina               2,881                  1,994

     Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

   SERIES                                  SERIES
-------------                           ------------
National           $150,298             Minnesota           $171,654
Colorado             56,755             Missouri              59,157
Georgia              67,242             New York             107,870
Louisiana            72,965             Ohio                 178,702
Maryland             74,393             Oregon                80,883
Massachusetts       137,269             South Carolina       134,932
Michigan            179,975

     Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

     The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors' fees and expenses, and the accumulated balances thereof at September 30, 2001, are included in other liabilities as follows:

  SERIES                                   SERIES
------------                            -------------
National            $12,450             Minnesota            $10,980
Colorado              8,339             Missouri               8,348
Georgia               7,944             New York              10,799
Louisiana             8,939             Ohio                  11,139
Maryland              8,935             Oregon                 8,291
Massachusetts        10,901             South Carolina         8,229
Michigan             10,791

5. COMMITTED LINE OF CREDIT -- The Fund is a participant in a joint $825 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Series' borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2002, but is renewable annually with the consent of the participating banks.

     During the year ended September 30, 2001, the Colorado Series and Massachusetts Series borrowed from the credit facility. The average outstanding daily balances of bank loans (based on the borrowing period of October 1, through October 11, 2000) were $716,700 and $3,104,800, for the Colorado Series and Massachusetts Series, respectively, with a weighted average interest rate of 7.05%. The maximum borrowing outstanding during the period was $752,000 for Colorado Series and $3,203,000 for Massachusetts Series. There were no other borrowings during the year ended September 30, 2001.

6. CAPITAL LOSS CARRYFORWARD -- At September 30, 2001, the National, Massachusetts and Minnesota Series had net capital loss carryforwards for federal income tax purposes of $1,151,531, $163,429, and $215,276, respectively, which are available for offset against future taxable net capital gains, expiring in various amounts through 2009. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Series until net capital gains have been realized in excess of the available capital loss carryforwards.

NOTES TO FINANCIAL STATEMENTS

7. CAPITAL STOCK TRANSACTIONS -- The Fund has 1,300,000,000 shares of Capital Stock authorized. At September 30, 2001, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:

                                                                                   CLASS A
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
NATIONAL SERIES                                             SHARES          AMOUNT          SHARES          AMOUNT
                                                           ---------     -----------      ----------    ------------
Sales of shares ........................................   1,686,886     $13,386,796         862,009    $  6,454,145
Investment of dividends ................................     293,398       2,312,859         326,239       2,453,856
Exchanged from associated Funds ........................   2,628,156      20,742,061       2,966,631      22,203,528
Shares issued in payment of gain distributions .........          --              --              --              --
                                                           ---------     -----------      ----------    ------------
Total ..................................................   4,608,440      36,441,716       4,154,879      31,111,529
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................  (1,409,822)    (11,093,448)     (1,365,666)    (10,229,474)
Exchanged into associated Funds ........................  (3,471,799)    (27,596,786)     (3,107,667)    (23,350,721)
                                                           ---------     -----------      ----------    ------------
Total ..................................................  (4,881,621)    (38,690,234)     (4,473,333)    (33,580,195)
                                                           ---------     -----------      ----------    ------------
Increase (decrease) ....................................    (273,181)    $(2,248,518)       (318,454)    $(2,468,666)
                                                           =========     ===========      ==========    ============

                                                                                    CLASS A
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
COLORADO SERIES                                             SHARES          AMOUNT          SHARES          AMOUNT
                                                           ---------     -----------      ----------    ------------
Sales of shares ........................................     303,733     $ 2,214,940         260,127    $  1,811,376
Investment of dividends ................................     131,126         959,223         147,514       1,019,955
Exchanged from associated Funds ........................      47,284         343,710         525,198       3,584,491
Shares issued in payment of gain distributions .........          --              --          31,384         218,746
                                                           ---------     -----------      ----------    ------------
Total ..................................................     482,143       3,517,873         964,223       6,634,568
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................    (772,517)     (5,632,310)     (1,236,204)     (8,527,611)
Exchanged into associated Funds ........................     (18,798)       (136,883)       (701,365)     (4,874,985)
                                                           ---------     -----------      ----------    ------------
Total ..................................................    (791,315)     (5,769,193)     (1,937,569)    (13,402,596)
                                                           ---------     -----------      ----------    ------------
Increase (decrease) ....................................    (309,172)   $ (2,251,320)       (973,346)   $ (6,768,028)
                                                           =========     ===========      ==========    ============

                                                                                    CLASS A
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
GEORGIA SERIES                                              SHARES          AMOUNT          SHARES          AMOUNT
                                                           ---------      ----------      ----------      ----------
Sales of shares ........................................     224,937     $ 1,771,538         327,381    $  2,454,778
Investment of dividends ................................     136,719       1,074,324         137,130       1,024,335
Exchanged from associated Funds ........................      34,746         272,596          17,103         130,342
Shares issued in payment of gain distributions .........      21,171         161,704          98,005         734,060
                                                           ---------     -----------      ----------    ------------
Total ..................................................     417,573       3,280,162         579,619       4,343,515
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................    (433,323)     (3,398,188)     (1,072,855)     (7,994,410)
Exchanged into associated Funds ........................     (24,201)       (190,775)       (118,160)       (872,408)
                                                           ---------     -----------      ----------    ------------
Total ..................................................    (457,524)     (3,588,963)     (1,191,015)     (8,866,818)
                                                           ---------     -----------      ----------    ------------
Increase (decrease) ....................................     (39,951)     $ (308,801)       (611,396)   $ (4,523,303)
                                                           =========     ===========      ==========    ============

                                                                                    CLASS A
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
LOUISIANA SERIES                                            SHARES          AMOUNT          SHARES          AMOUNT
                                                           ---------     -----------      ----------    ------------
Sales of shares ........................................     226,131     $ 1,825,888         222,471    $  1,706,130
Investment of dividends ................................     139,124       1,117,825         134,623       1,030,330
Exchanged from associated Funds ........................      18,832         151,340          11,641          87,683
Shares issued in payment of gain distributions .........       9,810          76,607          26,416         202,874
                                                           ---------     -----------      ----------    ------------
Total ..................................................     393,897       3,171,660         395,151       3,027,017
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................    (376,015)     (3,023,422)       (902,304)     (6,889,561)
Exchanged into associated Funds ........................      (5,127)        (41,513)        (60,363)       (459,173)
                                                           ---------     -----------      ----------    ------------
Total ..................................................    (381,142)     (3,064,935)       (962,667)     (7,348,734)
                                                           ---------     -----------      ----------    ------------
Increase (decrease) ....................................      12,755       $ 106,725        (567,516)   $ (4,321,717)
                                                           =========     ===========      ==========    ============

                       CLASS C                                                             CLASS D
---------------------------------------------------------         -----------------------------------------------------------
                YEAR ENDED SEPTEMBER 30,                                            YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------         -----------------------------------------------------------
          2001                            2000                                2001                            2000
--------------------------     --------------------------         --------------------------       --------------------------
  SHARES          AMOUNT         SHARES          AMOUNT            SHARES          AMOUNT            SHARES         AMOUNT
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
   306,377     $ 2,411,278        108,959      $  827,096              5,715     $    45,412           19,712     $   147,630
     5,412          42,774          1,395          10,521             10,441          82,302           14,373         107,647
   188,420       1,489,677         41,325         313,326            288,288       2,282,672          334,493       2,506,819
        --              --             --              --                 --              --               --              --
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
   500,209       3,943,729        151,679       1,150,943            304,444       2,410,386          368,578       2,762,096
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
  (122,663)       (969,627)           (41)           (309)          (107,322)       (845,996)        (269,101)     (2,012,639)
  (135,911)     (1,078,472)       (28,695)       (215,917)          (254,087)     (2,012,024)        (650,485)     (4,842,048)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
  (258,574)     (2,048,099)       (28,736)       (216,226)          (361,409)     (2,858,020)        (919,586)     (6,854,687)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
   241,635     $ 1,895,630        122,943      $  934,717            (56,965)     $ (447,634)        (551,008)    $(4,092,591)
==========     ===========     ==========      ==========         ==========     ===========       ==========     ===========

                         CLASS C                                                             CLASS D
---------------------------------------------------------         -----------------------------------------------------------
                YEAR ENDED SEPTEMBER 30,                                            YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------         -----------------------------------------------------------
          2001                            2000                                2001                            2000
--------------------------     --------------------------         --------------------------       --------------------------
  SHARES          AMOUNT          SHARES          AMOUNT             SHARES          AMOUNT          SHARES          AMOUNT
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
     6,653        $ 49,258          5,965       $  40,283             20,969       $ 153,694            3,125     $    21,531
       122             891            139             965              1,221           8,933              753           5,198
        --              --          7,143          47,856             57,398         404,207            4,116          28,071
        --              --             60             418                 --              --              192           1,336
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
     6,775          50,149         13,307          89,522             79,588         566,834            8,186          56,136
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    (4,766)        (35,144)        (3,824)        (26,604)           (12,536)        (92,650)         (17,360)       (121,390)
        --              --         (7,095)        (48,177)           (57,466)       (414,415)         (48,238)       (339,189)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    (4,766)        (35,144)       (10,919)        (74,781)           (70,002)       (507,065)         (65,598)       (460,579)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
     2,009        $ 15,005          2,388       $  14,741              9,586        $ 59,769          (57,412)    $  (404,443)
==========     ===========     ==========      ==========         ==========     ===========       ==========     ===========

                         CLASS C                                                             CLASS D
---------------------------------------------------------         -----------------------------------------------------------
                YEAR ENDED SEPTEMBER 30,                                            YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------         -----------------------------------------------------------
          2001                            2000                                2001                            2000
--------------------------     --------------------------         --------------------------       --------------------------
  SHARES          AMOUNT          SHARES          AMOUNT             SHARES          AMOUNT          SHARES          AMOUNT
----------      ----------      ----------      ----------         ----------     -----------       ----------     -----------
    35,011       $ 276,388          7,913       $  59,838             22,512       $ 175,947           31,921     $   238,308
     1,164           9,161          1,021           7,651              6,162          48,548            5,656          42,299
        --              --             --              --             14,891         118,199            4,314          32,541
       221           1,690            523           3,925              1,185           9,075            4,462          33,506
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    36,396         287,239          9,457          71,414             44,750         351,769           46,353         346,654
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
        --              --             (1)             (8)           (27,643)       (218,035)         (51,910)       (386,084)
   (20,072)       (158,167)            --              --            (43,420)       (342,135)         (14,985)       (111,564)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
   (20,072)       (158,167)            (1)             (8)           (71,063)       (560,170)         (66,895)       (497,648)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    16,324       $ 129,072          9,456       $  71,406            (26,313)     $ (208,401)         (20,542)    $  (150,994)
==========     ===========     ==========      ==========         ==========     ===========       ==========     ===========

                         CLASS C                                                             CLASS D
---------------------------------------------------------         -----------------------------------------------------------
                YEAR ENDED SEPTEMBER 30,                                            YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------         -----------------------------------------------------------
          2001                            2000                                2001                            2000
--------------------------     --------------------------         --------------------------       --------------------------
  SHARES          AMOUNT          SHARES          AMOUNT             SHARES          AMOUNT          SHARES          AMOUNT
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    60,354       $ 483,114         79,875      $  608,790             34,792       $ 272,989            2,545      $   19,487
     2,961          23,811          2,540          19,444              2,985          23,983            1,371          10,478
        --              --             --              --                 --              --               --              --
       183           1,426            237           1,820                183           1,430              215           1,646
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    63,498         508,351         82,652         630,054             37,960         298,402            4,131          31,611
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
   (30,721)       (249,149)        (8,205)        (61,372)           (11,265)        (90,591)         (21,742)       (164,746)
        --              --             --              --                 --              --           (6,313)        (47,591)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
   (30,721)       (249,149)        (8,205)        (61,372)           (11,265)        (90,591)         (28,055)       (212,337)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    32,777       $ 259,202         74,447      $  568,682             26,695       $ 207,811          (23,924)     $ (180,726)
==========     ===========     ==========      ==========         ==========     ===========       ==========     ===========

NOTES TO FINANCIAL STATEMENTS

                                                                                    CLASS A
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
MARYLAND SERIES                                             SHARES          AMOUNT          SHARES          AMOUNT
                                                           ---------     -----------      ----------    ------------
Sales of shares ........................................     292,993     $ 2,346,412         381,437    $  2,963,254
Investment of dividends ................................     169,408       1,354,784         171,705       1,317,084
Exchanged from associated Funds ........................     253,938       2,037,696          71,972         551,580
Shares issued in payment of gain distributions .........          --              --           2,416          18,654
                                                           ---------     -----------      ----------    ------------
Total ..................................................     716,339       5,738,892         627,530       4,850,572
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................    (861,270)     (6,851,929)       (763,161)     (5,846,859)
Exchanged into associated Funds ........................    (301,084)     (2,417,728)        (52,255)       (399,171)
                                                           ---------     -----------      ----------    ------------
Total ..................................................  (1,162,354)     (9,269,657)       (815,416)     (6,246,030)
                                                           ---------     -----------      ----------    ------------
Increase (decrease) ....................................    (446,015)    $(3,530,765)       (187,886)   $ (1,395,458)
                                                           =========     ===========      ==========    ============

                                                                                    CLASS A
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
MASSACHUSETTS SERIES                                        SHARES          AMOUNT          SHARES          AMOUNT
                                                           ---------     -----------      ----------    ------------
Sales of shares ........................................     455,593     $ 3,593,998         189,809    $  1,388,902
Investment of dividends ................................     291,078       2,285,651         352,048       2,573,100
Exchanged from associated Funds ........................      32,852         263,602       2,011,353      14,446,399
Shares issued in payment of gain distributions .........          --              --          71,399         525,499
                                                           ---------     -----------      ----------    ------------
Total ..................................................     779,523       6,143,251       2,624,609      18,933,900
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................    (966,456)     (7,579,675)     (2,010,590)    (14,668,979)
Exchanged into associated Funds ........................     (56,434)       (445,039)     (2,161,563)    (15,837,196)
                                                           ---------     -----------      ----------    ------------
Total ..................................................  (1,022,890)     (8,024,714)     (4,172,153)    (30,506,175)
                                                           ---------     -----------      ----------    ------------
Increase (decrease) ....................................    (243,367)   $ (1,881,463)     (1,547,544)   $(11,572,275)
                                                           =========     ===========      ==========    ============

                                                                                    CLASS A
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
MICHIGAN SERIES                                             SHARES          AMOUNT          SHARES          AMOUNT
                                                           ---------     -----------      ----------    ------------
Sales of shares ........................................     639,381     $ 5,368,875         466,986    $  3,703,489
Investment of dividends ................................     409,814       3,423,167         434,864       3,464,973
Exchanged from associated Funds ........................     147,848       1,240,171         117,013         934,318
Shares issued in payment of gain distributions .........      35,997         292,987          45,931         367,908
                                                           ---------     -----------      ----------    ------------
Total ..................................................   1,233,040      10,325,200       1,064,794       8,470,688
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................    (942,479)     (7,860,626)     (1,841,577)    (14,636,735)
Exchanged into associated Funds ........................    (230,045)     (1,927,086)       (374,454)     (2,949,421)
                                                           ---------     -----------      ----------    ------------
Total ..................................................  (1,172,524)     (9,787,712)     (2,216,031)    (17,586,156)
                                                           ---------     -----------      ----------    ------------
Increase (decrease) ....................................      60,516       $ 537,488      (1,151,237)   $ (9,115,468)
                                                           =========     ===========      ==========    ============

                                                                                    CLASS A
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
MINNESOTA SERIES                                            SHARES          AMOUNT          SHARES          AMOUNT
                                                           ---------     -----------      ----------    ------------
Sales of shares ........................................     364,084     $ 2,771,729         343,071    $  2,471,221
Investment of dividends ................................     381,715       2,902,342         447,659       3,229,518
Exchanged from associated Funds ........................     101,422         776,950          41,489         302,437
Shares issued in payment of gain distributions .........          --              --          65,604         476,943
                                                           ---------     -----------      ----------    ------------
Total ..................................................     847,221       6,451,021         897,823       6,480,119
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................  (1,058,824)     (8,036,775)     (2,333,229)    (16,828,778)
Exchanged into associated Funds ........................    (178,805)     (1,364,179)       (248,181)     (1,779,398)
                                                           ---------     -----------      ----------    ------------
Total ..................................................  (1,237,629)     (9,400,954)     (2,581,410)    (18,608,176)
                                                           ---------     -----------      ----------    ------------
Increase (decrease) ....................................    (390,408)   $ (2,949,933)     (1,683,587)   $(12,128,057)
                                                           =========     ===========      ==========    ============

                         CLASS C                                                             CLASS D
---------------------------------------------------------         -----------------------------------------------------------
                YEAR ENDED SEPTEMBER 30,                                            YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------         -----------------------------------------------------------
          2001                            2000                                2001                            2000
--------------------------     --------------------------         --------------------------       --------------------------
  SHARES          AMOUNT          SHARES          AMOUNT             SHARES          AMOUNT          SHARES          AMOUNT
----------      ----------      ----------      ----------         ----------     -----------       ----------     -----------
    28,262       $ 226,517         10,944       $  85,126             27,922       $ 223,579           10,842       $  82,891
       813           6,538            148           1,142              8,398          67,279            9,130          70,086
     9,942          79,832             --              --             24,920         200,176              797           6,000
        --              --             --              --                 --              --              146           1,130
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    39,017         312,887         11,092          86,268             61,240         491,034           20,915         160,107
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    (1,474)        (12,000)            (1)             (8)           (62,613)       (503,864)         (89,695)       (684,940)
    (6,677)        (53,523)            --              --             (4,084)        (32,675)          (7,688)        (59,143)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    (8,151)        (65,523)            (1)             (8)           (66,697)       (536,539)         (97,383)       (744,083)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    30,866       $ 247,364         11,091       $  86,260             (5,457)      $ (45,505)         (76,468)  $    (583,976)
==========     ===========     ==========      ==========         ==========     ===========       ==========     ===========

                         CLASS C                                                             CLASS D
---------------------------------------------------------         -----------------------------------------------------------
                YEAR ENDED SEPTEMBER 30,                                            YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------         -----------------------------------------------------------
          2001                            2000                                2001                            2000
--------------------------     --------------------------         --------------------------       --------------------------
  SHARES          AMOUNT          SHARES          AMOUNT             SHARES          AMOUNT          SHARES          AMOUNT
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    75,204       $ 590,407         14,596      $  108,613             20,874       $ 162,536            1,245        $  9,072
     1,305          10,332            863           6,292              2,904          22,841            5,680          41,234
    14,197         111,976         18,434         134,362              2,404          18,917            4,060          30,178
        --              --            113             831                 --              --            1,803          13,249
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    90,706         712,715         34,006         250,098             26,182         204,294           12,788          93,733
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
        --              --             (1)             (7)            (3,391)        (26,717)         (53,420)       (389,818)
    (2,586)        (20,946)       (26,734)       (197,493)                --              --         (160,196)     (1,159,035)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    (2,586)        (20,946)       (26,735)       (197,500)            (3,391)        (26,717)        (213,616)     (1,548,853)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    88,120       $ 691,769          7,271       $  52,598             22,791       $ 177,577         (200,828)  $  (1,455,120)
==========     ===========     ==========      ==========         ==========     ===========       ==========     ===========

                         CLASS C                                                             CLASS D
---------------------------------------------------------         -----------------------------------------------------------
                YEAR ENDED SEPTEMBER 30,                                            YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------         -----------------------------------------------------------
          2001                            2000                                2001                            2000
--------------------------     --------------------------         --------------------------       --------------------------
  SHARES          AMOUNT          SHARES          AMOUNT             SHARES          AMOUNT          SHARES          AMOUNT
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    63,486       $ 530,446         29,469      $  235,421             65,474       $ 550,402           71,263      $  566,472
     1,102           9,265            264           2,103              5,039          42,051            4,821          38,295
        --              --             --              --             12,494         103,808            8,601          68,205
        55             449             26             212                542           4,402              717           5,733
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    64,643         540,160         29,759         237,736             83,549         700,663           85,402         678,705
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    (2,372)        (20,186)            (1)             (8)           (41,643)       (348,400)        (101,727)       (799,346)
        --              --             --              --             (1,914)        (16,056)         (43,748)       (349,413)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    (2,372)        (20,186)            (1)             (8)           (43,557)       (364,456)        (145,475)     (1,148,759)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    62,271       $ 519,974         29,758      $  237,728             39,992       $ 336,207          (60,073)     $ (470,054)
==========     ===========     ==========      ==========         ==========     ===========       ==========     ===========

                         CLASS C                                                             CLASS D
---------------------------------------------------------         -----------------------------------------------------------
                YEAR ENDED SEPTEMBER 30,                                            YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------         -----------------------------------------------------------
          2001                            2000                                2001                            2000
--------------------------     --------------------------         --------------------------       --------------------------
  SHARES          AMOUNT          SHARES          AMOUNT             SHARES          AMOUNT          SHARES          AMOUNT
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    25,302       $ 193,996          6,967      $   49,922             15,249       $ 116,390            9,313       $  68,087
       372           2,846            141           1,016              5,354          40,697            4,588          33,115
     8,503          64,880             --              --              9,542          71,273            8,357          60,172
        --              --              5              35                 --              --            1,025           7,449
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    34,177         261,722          7,113          50,973             30,145         228,360           23,283         168,823
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
      (892)         (6,840)            (1)             (7)           (38,245)       (290,102)         (40,811)       (293,675)
      (867)         (6,398)        (3,956)        (28,500)            (9,840)        (74,849)         (12,637)        (90,648)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    (1,759)        (13,238)        (3,957)        (28,507)           (48,085)       (364,951)         (53,448)       (384,323)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    32,418       $ 248,484          3,156      $   22,466            (17,940)     $ (136,591)         (30,165)     $ (215,500)
==========     ===========     ==========      ==========         ==========     ===========       ==========     ===========

NOTES TO FINANCIAL STATEMENTS

                                                                                    CLASS A
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
MISSOURI SERIES                                             SHARES          AMOUNT          SHARES          AMOUNT
                                                           ---------     -----------      ----------    ------------
Sales of shares ........................................      72,850     $   560,835         130,718    $    933,414
Investment of dividends ................................     115,619         886,053         125,588         902,737
Exchanged from associated Funds ........................      27,657         207,055           6,127          43,346
Shares issued in payment of gain distributions .........      15,101         111,732           4,183          30,163
                                                           ---------     -----------      ----------    ------------
Total ..................................................     231,227       1,765,675         266,616       1,909,660
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................    (548,525)     (4,207,012)       (899,785)     (6,441,813)
Exchanged into associated Funds ........................     (62,075)       (478,643)        (96,932)       (690,603)
                                                           ---------     -----------      ----------    ------------
Total ..................................................    (610,600)     (4,685,655)       (996,717)     (7,132,416)
                                                           ---------     -----------      ----------    ------------
Increase (decrease) ....................................    (379,373)    $(2,919,980)       (730,101)   $ (5,222,756)
                                                           =========     ===========      ==========    ============

                                                                                    CLASS A
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
NEW YORK SERIES                                             SHARES          AMOUNT          SHARES          AMOUNT
                                                           ---------      ----------      ----------      ----------
Sales of shares ........................................   1,424,591     $11,522,476         598,057     $ 4,529,204
Investment of dividends ................................     270,858       2,183,487         278,406       2,113,607
Exchanged from associated Funds ........................     462,428       3,735,449         448,275       3,380,112
Shares issued in payment of gain distributions .........      57,228         445,764           5,397          41,071
                                                           ---------     -----------      ----------    ------------
Total ..................................................   2,215,105      17,887,176       1,330,135      10,063,994
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................    (679,108)     (5,479,736)     (1,169,212)     (8,853,545)
Exchanged into associated Funds ........................    (371,935)     (3,010,027)     (1,197,493)     (9,099,703)
                                                           ---------     -----------      ----------    ------------
Total ..................................................  (1,051,043)     (8,489,763)     (2,366,705)    (17,953,248)
                                                           ---------     -----------      ----------    ------------
Increase (decrease) ....................................   1,164,062     $ 9,397,413      (1,036,570)   $ (7,889,254)
                                                           =========     ===========      ==========    ============

                                                                                    CLASS A
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
OHIO SERIES                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                                           ---------     -----------      ----------    ------------
Sales of shares ........................................     676,143      $5,362,604         549,134    $  4,181,871
Investment of dividends ................................     466,373       3,692,548         508,734       3,820,471
Exchanged from associated Funds ........................     102,602         815,618          51,377         381,824
Shares issued in payment of gain distributions .........       3,072          23,624          33,096         249,874
                                                           ---------     -----------      ----------    ------------
Total ..................................................   1,248,190       9,894,394       1,142,341       8,634,040
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................  (1,700,896)    (13,422,249)     (1,674,345)    (12,530,354)
Exchanged into associated Funds ........................    (354,531)     (2,811,704)       (356,179)     (2,663,134)
                                                           ---------     -----------      ----------    ------------
Total ..................................................  (2,055,427)    (16,233,953)     (2,030,524)    (15,193,488)
                                                           ---------     -----------      ----------    ------------
Increase (decrease) ....................................    (807,237)    $(6,339,559)       (888,183)   $ (6,559,448)
                                                           =========     ===========      ==========    ============

                                                                                    CLASS A
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
OREGON SERIES                                               SHARES          AMOUNT          SHARES          AMOUNT
                                                           ---------     -----------      ----------    ------------
Sales of shares ........................................     383,189      $2,957,595         439,717    $  3,246,798
Investment of dividends ................................     205,515       1,583,064         214,472       1,573,661
Exchanged from associated Funds ........................      75,623         589,084          53,745         388,928
Shares issued in payment of gain distributions .........      26,547         198,570          39,867         293,823
                                                           ---------     -----------      ----------    ------------
Total ..................................................     690,874       5,328,313         747,801       5,503,210
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................    (735,390)     (5,678,747)       (794,009)     (5,822,585)
Exchanged into associated Funds ........................     (28,748)       (222,619)       (155,662)     (1,135,963)
                                                           ---------     -----------      ----------    ------------
Total ..................................................    (764,138)     (5,901,366)       (949,671)     (6,958,548)
                                                           ---------     -----------      ----------    ------------
Increase (decrease) ....................................     (73,264)     $ (573,053)       (201,870)   $ (1,455,338)
                                                           =========     ===========      ==========    ============

                         CLASS C                                                             CLASS D
---------------------------------------------------------         -----------------------------------------------------------
                YEAR ENDED SEPTEMBER 30,                                            YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------         -----------------------------------------------------------
          2001                            2000                                2001                            2000
--------------------------     --------------------------         --------------------------       --------------------------
  SHARES          AMOUNT          SHARES          AMOUNT             SHARES          AMOUNT          SHARES          AMOUNT
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
       649        $  4,948             --              --             27,156       $ 210,265            7,451      $   53,774
        76             583             57        $    409              1,397          11,162            1,755          12,556
     8,405          64,520             --              --              6,016          46,509           17,129         122,647
         4              32              3              23                176           1,305               97             696
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
     9,134          70,083             60             432             34,745         269,241           26,432         189,673
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    (2,555)        (19,829)            (1)             (7)            (4,642)        (36,361)         (43,651)       (311,854)
        --              --             --              --                 --              --          (23,925)       (171,004)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    (2,555)        (19,829)            (1)             (7)            (4,642)        (36,361)         (67,576)       (482,858)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
     6,579        $ 50,254             59        $    425             30,103       $ 232,880          (41,144)     $ (293,185)
==========     ===========     ==========      ==========         ==========     ===========       ==========     ===========

                         CLASS C                                                             CLASS D
---------------------------------------------------------         -----------------------------------------------------------
                YEAR ENDED SEPTEMBER 30,                                            YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------         -----------------------------------------------------------
          2001                            2000                                2001                            2000
--------------------------     --------------------------         --------------------------       --------------------------
  SHARES          AMOUNT          SHARES          AMOUNT             SHARES          AMOUNT          SHARES          AMOUNT
----------      ----------      ----------      ----------         ----------     -----------       ----------     -----------
   419,157     $ 3,395,335         33,053     $   255,390             72,178      $  583,169           16,090      $  121,383
     2,995          24,403            480           3,650              8,915          71,925            6,368          48,391
    22,597         178,252             --              --             58,337         465,509           38,864         295,253
       181           1,409             12              92              1,809          14,059              120             913
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
   444,930       3,599,399         33,545         259,132            141,239       1,134,662           61,442         465,940
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
   (35,342)       (288,063)        (6,433)        (48,128)           (50,590)       (404,368)         (63,171)       (478,526)
   (17,634)       (140,468)            --              --            (20,206)       (158,101)         (34,171)       (260,311)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
   (52,976)       (428,531)        (6,433)        (48,128)           (70,796)       (562,469)         (97,342)       (738,837)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
   391,954     $ 3,170,868         27,112      $  211,004             70,443      $  572,193          (35,900)     $ (272,897)
==========     ===========     ==========      ==========         ==========     ===========       ==========     ===========

                         CLASS C                                                             CLASS D
---------------------------------------------------------         -----------------------------------------------------------
                YEAR ENDED SEPTEMBER 30,                                            YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------         -----------------------------------------------------------
          2001                            2000                                2001                            2000
--------------------------     --------------------------         --------------------------       --------------------------
  SHARES          AMOUNT          SHARES          AMOUNT             SHARES          AMOUNT          SHARES          AMOUNT
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    82,032       $ 655,002         28,323      $  213,806             26,954       $ 216,063           58,171      $  442,054
     1,925          15,379            547           4,170              5,210          41,438            5,088          38,425
       863           6,949             --              --              9,906          78,258           33,572         249,104
         7              54             --              --                 28             219              301           2,287
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    84,827         677,384         28,870         217,976             42,098         335,978           97,132         731,870
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
   (13,189)       (105,395)        (2,267)        (17,228)           (28,952)       (232,159)         (49,488)       (371,667)
        --              --             --              --             (2,693)        (21,596)         (35,081)       (258,119)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
   (13,189)       (105,395)        (2,267)        (17,228)           (31,645)       (253,755)         (84,569)       (629,786)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    71,638       $ 571,989         26,603      $  200,748             10,453        $ 82,223           12,563      $  102,084
==========     ===========     ==========      ==========         ==========     ===========       ==========     ===========

                         CLASS C                                                             CLASS D
---------------------------------------------------------         -----------------------------------------------------------
                YEAR ENDED SEPTEMBER 30,                                            YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------         -----------------------------------------------------------
          2001                            2000                                2001                            2000
--------------------------     --------------------------         --------------------------       --------------------------
  SHARES          AMOUNT          SHARES          AMOUNT             SHARES          AMOUNT          SHARES          AMOUNT
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    95,028       $ 733,920         48,313      $  357,056              6,789        $ 52,538           31,627      $  235,617
     3,037          23,479            416           3,118              7,779          59,887            5,906          43,339
     2,400          18,648             --              --             10,261          80,140          111,813         827,087
       255           1,907             --              --              1,178           8,813            1,064           7,841
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
   100,720         777,954         48,729         360,174             26,007         201,378          150,410       1,113,884
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
      (830)         (6,434)            --              --            (42,281)       (320,867)         (55,678)       (410,038)
        --              --             --              --            (15,036)       (114,424)         (62,957)       (461,157)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
      (830)         (6,434)            --              --            (57,317)       (435,291)        (118,635)       (871,195)
----------     -----------     ----------      ----------         ----------     -----------       ----------     -----------
    99,890       $ 771,520         48,729      $  360,174            (31,310)     $ (233,913)          31,775      $  242,689
==========     ===========     ==========      ==========         ==========     ===========       ==========     ===========

NOTES TO FINANCIAL STATEMENTS

                                                                                    CLASS A
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
SOUTH CAROLINA SERIES                                       SHARES          AMOUNT          SHARES          AMOUNT
                                                           ---------     -----------      ----------    ------------
Sales of shares ........................................   1,101,995     $ 8,793,790         347,250    $  2,615,446
Investment of dividends ................................     275,774       2,195,164         302,518       2,264,599
Exchanged from associated Funds ........................      50,975         405,351          24,539         179,859
Shares issued in payment of gain distributions .........          --              --          95,104         715,184
                                                           ---------     -----------      ----------    ------------
Total ..................................................   1,428,744      11,394,305         769,411       5,775,088
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................  (1,497,503)    (11,899,482)     (1,946,151)    (14,520,234)
Exchanged into associated Funds ........................    (104,717)       (838,267)       (332,862)     (2,462,541)
                                                           ---------     -----------      ----------    ------------
Total ..................................................  (1,602,220)    (12,737,749)     (2,279,013)    (16,982,775)
                                                           ---------     -----------      ----------    ------------
Decrease ...............................................    (173,476)    $(1,343,444)     (1,509,602)   $(11,207,687)
                                                           =========     ===========      ==========    ============

                                                                                   CLASS C
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
                                                            SHARES          AMOUNT          SHARES          AMOUNT
                                                          ----------      ----------      ----------      ----------
Sales of shares ........................................     108,825       $ 865,470          79,797      $  600,169
Investment of dividends ................................       5,017          39,957           3,534          26,483
Exchanged from associated Funds ........................          --              --              --              --
Shares issued in payment of gain distributions .........          --              --             444           3,335
                                                           ---------     -----------      ----------    ------------
Total ..................................................     113,842         905,427          83,775         629,987
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................     (33,573)       (268,894)             (1)             (8)
Exchanged into associated Funds ........................          --              --         (10,771)        (81,000)
                                                           ---------     -----------      ----------    ------------
Total ..................................................     (33,573)       (268,894)        (10,772)        (81,008)
                                                           ---------     -----------      ----------    ------------
Increase ...............................................      80,269       $ 636,533          73,003      $  548,979
                                                           =========     ===========      ==========    ============

                                                                                   CLASS D
                                                           ---------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                                    2001                            2000
                                                           -------------------------      --------------------------
                                                            SHARES          AMOUNT          SHARES          AMOUNT
                                                          ----------      ----------      ----------      ----------
Sales of shares ........................................      54,727       $ 436,872          39,584    $    294,814
Investment of dividends ................................      13,346         106,174          17,387         129,913
Exchanged from associated Funds ........................       9,736          78,659          11,020          82,593
Shares issued in payment of gain distributions .........          --              --           5,183          38,922
                                                           ---------     -----------      ----------    ------------
Total ..................................................      77,809         621,705          73,174         546,242
                                                           ---------     -----------      ----------    ------------
Shares repurchased .....................................    (114,638)       (898,381)       (258,835)     (1,933,843)
Exchanged into associated Funds ........................      (1,097)         (8,656)         (8,551)        (62,542)
                                                           ---------     -----------      ----------    ------------
Total ..................................................    (115,735)       (907,037)       (267,386)     (1,996,385)
                                                           ---------     -----------      ----------    ------------
Decrease ...............................................     (37,926)      $(285,332)       (194,212)   $ (1,450,143)
                                                           =========     ===========      ==========    ============

FINANCIAL HIGHLIGHTS

     The tables below are intended to help you understand the financial performance of each Class of each Series for the past five years or from its inception if less than five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges and are not annualized for periods of less than one year.

NATIONAL SERIES

                                                                        CLASS A                                   CLASS C
                                              ----------------------------------------------------    ----------------------------
                                                                                                        YEAR ENDED       5/27/99**
                                                               YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,        TO
                                              ----------------------------------------------------    ----------------   ---------
                                                2001       2000       1999        1998       1997      2001      2000     9/30/99
                                              -------    -------    -------    --------    -------    ------    ------   ---------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD .......    $7.65      $7.68      $8.32       $8.01      $7.70     $7.65     $7.68     $8.08
                                              -------    -------    -------    --------    -------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.37       0.39       0.39        0.39       0.39      0.30      0.32      0.11
Net realized and unrealized gain (loss)
  on investments ...........................     0.33      (0.03)     (0.64)       0.31       0.31      0.33     (0.03)    (0.40)
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL FROM INVESTMENT OPERATIONS ...........     0.70       0.36      (0.25)       0.70       0.70      0.63      0.29     (0.29)
                                              -------    -------    -------    --------    -------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.37)     (0.39)     (0.39)      (0.39)     (0.39)    (0.30)    (0.32)    (0.11)
Distributions from net realized
  capital gain .............................      --         --         --          --         --        --        --        --
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL DISTRIBUTIONS ........................    (0.37)     (0.39)     (0.39)      (0.39)     (0.39)    (0.30)    (0.32)    (0.11)
                                              -------    -------    -------    --------    -------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD .............    $7.98      $7.65      $7.68       $8.32      $8.01     $7.98     $7.65     $7.68
                                              =======    =======    =======    ========    =======    ======    ======    ======

TOTAL RETURN: ..............................    9.36%      4.88%     (3.11)%      9.00%      9.40%     8.38%     3.94%    (3.38)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ...  $89,117    $87,583    $90,296    $101,909    $97,481    $3,029    $1,056      $115
Ratio of expenses to average net assets ....    0.91%      0.87%      0.83%       0.80%      0.84%     1.81%     1.77%     1.74%+
Ratio of net income to average net assets ..    4.74%      5.18%      4.83%       4.82%      5.05%     3.84%     4.28%     4.10%+
Portfolio turnover rate ....................   20.58%      6.54%     13.37%      18.00%     20.63%    20.58%     6.54%    13.37%++
                                                                   CLASS D
                                              ----------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------
                                                2001       2000       1999        1998       1997
                                              -------    -------    -------    --------    -------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR .........    $7.65      $7.68      $8.31       $8.02      $7.70
                                              -------    -------    -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.30       0.32       0.32        0.32       0.32
Net realized and unrealized gain (loss)
  on investments ...........................     0.33      (0.03)     (0.63)       0.29       0.32
                                              -------    -------    -------    --------    -------
TOTAL FROM INVESTMENT OPERATIONS ...........     0.63       0.29      (0.31)       0.61       0.64
                                              -------    -------    -------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.30)     (0.32)     (0.32)      (0.32)     (0.32)
Distributions from net realized
  capital gain .............................       --         --         --          --         --
                                              -------    -------    -------    --------    -------
TOTAL DISTRIBUTIONS ........................    (0.30)     (0.32)     (0.32)      (0.32)     (0.32)
                                              -------    -------    -------    --------    -------
NET ASSET VALUE, END OF YEAR ...............    $7.98      $7.65      $7.68       $8.31      $8.02
                                              =======    =======    =======    ========    =======

TOTAL RETURN: ..............................    8.38%      3.94%     (3.85)%      7.76%      8.56%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) .....   $3,547     $3,839     $8,079      $7,392     $2,279
Ratio of expenses to average net assets ....    1.81%      1.77%      1.73%       1.71%      1.75%
Ratio of net income to average net assets ..    3.84%      4.28%      3.93%       3.91%      4.15%
Portfolio turnover rate ....................   20.58%      6.54%     13.37%      18.00%     20.63%

----------
See footnotes on page 69.

FINANCIAL HIGHLIGHTS

COLORADO SERIES

                                                                        CLASS A                                   CLASS C
                                              ----------------------------------------------------    ----------------------------
                                                                                                        YEAR ENDED       5/27/99**
                                                               YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,        TO
                                              ----------------------------------------------------    ----------------   ---------
                                                2001       2000       1999        1998       1997      2001      2000     9/30/99
                                              -------    -------    -------    --------    -------    ------    ------   ---------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD .......    $7.02      $7.10      $7.64       $7.42      $7.27     $7.02     $7.09     $7.47
                                              -------    -------    -------    --------    -------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.34       0.35       0.34        0.36       0.37      0.28      0.28      0.10
Net realized and unrealized gain (loss)
  on investments ...........................     0.45      (0.03)     (0.54)       0.22       0.15      0.44     (0.02)    (0.38)
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL FROM INVESTMENT OPERATIONS ...........     0.79       0.32      (0.20)       0.58       0.52      0.72      0.26     (0.28)
                                              -------    -------    -------    --------    -------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.34)     (0.35)     (0.34)      (0.36)     (0.37)    (0.28)    (0.28)    (0.10)
Distributions from net realized
  capital gain .............................      --      (0.05)       .--         .--        .--        --     (0.05)      .--
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL DISTRIBUTIONS ........................    (0.34)     (0.40)     (0.34)      (0.36)     (0.37)    (0.28)    (0.33)    (0.10)
                                              -------    -------    -------    --------    -------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD .............    $7.47      $7.02      $7.10       $7.64      $7.42     $7.46     $7.02     $7.09
                                              =======    =======    =======    ========    =======    ======    ======    ======

TOTAL RETURN: ..............................    11.44%      4.64%     (2.67)%      8.03%      7.30%    10.39%     3.86%    (3.93)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ...  $37,429    $37,358    $44,649     $45,583    $49,780       $96       $76       $60
Ratio of expenses to average net assets ....    0.94%      0.91%      0.87%       0.90%      0.90%     1.84%     1.81%     1.73%+
Ratio of net income to average net assets ..    4.63%      4.99%      4.60%       4.80%      5.01%     3.73%     4.09%     3.85%+
Portfolio turnover rate ....................   11.31%      8.81%      7.91%      28.66%      3.99%    11.31%     8.81%     7.91%++

                                                                   CLASS D
                                              ----------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------
                                                2001       2000       1999        1998       1997
                                              -------    -------    -------    --------    -------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR .........  $  7.02    $  7.09    $  7.63    $   7.42    $  7.27
                                              -------    -------    -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.28       0.28       0.28        0.29       0.30
Net realized and unrealized gain (loss)
  on investments ...........................     0.44      (0.02)     (0.54)       0.21       0.15
                                              -------    -------    -------    --------    -------
TOTAL FROM INVESTMENT OPERATIONS ...........     0.72       0.26      (0.26)       0.50       0.45
                                              -------    -------    -------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.28)     (0.28)     (0.28)      (0.29)     (0.30)
Distributions from net realized
  capital gain .............................      --      (0.05)        --          --         --
                                              -------    -------    -------    --------    -------
TOTAL DISTRIBUTIONS ........................    (0.28)     (0.33)     (0.28)      (0.29)     (0.30)
                                              -------    -------    -------    --------    -------
NET ASSET VALUE, END OF YEAR ...............  $  7.46    $  7.02    $  7.09    $   7.63    $  7.42
                                              =======    =======    =======    ========    =======

TOTAL RETURN: ..............................   10.39%      3.86%     (3.57)%      6.90%      6.34%


RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) .....  $   609    $   505    $   917    $    344    $   238
Ratio of expenses to average net assets ....    1.84%      1.81%      1.77%       1.80%      1.81%
Ratio of net income to average net assets ..    3.73%      4.09%      3.70%       3.90%      4.10%
Portfolio turnover rate ....................   11.31%      8.81%      7.91%      28.66%      3.99%

----------
See footnotes on page 69.

FINANCIAL HIGHLIGHTS

GEORGIA SERIES

                                                                        CLASS A                                   CLASS C
                                              ----------------------------------------------------    ----------------------------
                                                                                                        YEAR ENDED       5/27/99**
                                                               YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,        TO
                                              ----------------------------------------------------    ----------------   ---------
                                                2001       2000       1999        1998       1997      2001      2000     9/30/99
                                              -------    -------    -------    --------    -------    ------    ------   ---------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD .......    $7.64      $7.75      $8.38       $8.12      $7.87     $7.66     $7.76     $8.17
                                              -------    -------    -------    --------    -------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.36       0.37       0.37        0.38       0.38      0.29      0.30      0.11
Net realized and unrealized gain (loss)
  on investments ...........................     0.29       0.06      (0.58)       0.29       0.28      0.29      0.07     (0.41)
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL FROM INVESTMENT OPERATIONS ...........     0.65       0.43      (0.21)       0.67       0.66      0.58      0.37     (0.30)
                                              -------    -------    -------    --------    -------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.36)     (0.37)     (0.37)      (0.38)     (0.38)    (0.29)    (0.30)    (0.11)
Distributions from net realized
  capital gain .............................    (0.04)     (0.17)     (0.05)      (0.03)     (0.03)    (0.04)    (0.17)       --
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL DISTRIBUTIONS ........................    (0.40)     (0.54)     (0.42)      (0.41)     (0.41)    (0.33)    (0.47)    (0.11)
                                              -------    -------    -------    --------    -------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD .............    $7.89      $7.64      $7.75       $8.38      $8.12     $7.91     $7.66     $7.76
                                              =======    =======    =======    ========    =======    ======    ======    ======

TOTAL RETURN: ..............................    8.68%      5.95%     (2.63)%      8.44%      8.65%     7.71%     5.15%    (3.84)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ...  $38,355    $37,423    $42,692     $48,424    $50,614      $383      $246      $176
Ratio of expenses to average net assets ....    0.95%      0.91%      0.87%       0.89%      0.89%     1.85%     1.81%     1.74%+
Ratio of net income to average net assets ..    4.56%      4.96%      4.59%       4.57%      4.82%     3.66%     4.06%     3.89%+
Portfolio turnover rate ....................      --       9.57%     23.93%       2.92%     12.28%       --      9.57%    23.93%++

                                                                   CLASS D
                                              ----------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------
                                                2001       2000       1999        1998       1997
                                              -------    -------    -------    --------    -------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR .........  $  7.66    $  7.76    $  8.40    $   8.13    $  7.88
                                              -------    -------    -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.29       0.30       0.30        0.30       0.31
Net realized and unrealized gain (loss)
  on investments ...........................     0.29       0.07      (0.59)       0.30       0.28
                                              -------    -------    -------    --------    -------
TOTAL FROM INVESTMENT OPERATIONS ...........     0.58       0.37      (0.29)       0.60       0.59
                                              -------    -------    -------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.29)     (0.30)     (0.30)      (0.30)     (0.31)
Distributions from net realized
  capital gain .............................    (0.04)     (0.17)     (0.05)      (0.03)     (0.03)
                                              -------    -------    -------    --------    -------
TOTAL DISTRIBUTIONS ........................    (0.33)     (0.47)     (0.35)      (0.33)     (0.34)
                                              -------    -------    -------    --------    -------
NET ASSET VALUE, END OF YEAR ...............  $  7.91    $  7.66    $  7.76    $   8.40    $  8.13
                                              =======    =======    =======    ========    =======

TOTAL RETURN: ..............................     7.71%      5.15%     (3.61)%      7.59%      7.67%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) .....  $ 1,991    $ 2,129    $ 2,318    $  2,809    $ 2,640
Ratio of expenses to average net assets ....     1.85%      1.81%      1.77%       1.80%      1.79%
Ratio of net income to average net assets ..     3.66%      4.06%      3.69%       3.66%      3.92%
Portfolio turnover rate ....................       --       9.57%     23.93%       2.92%     12.28%

----------
See footnotes on page 69.

FINANCIAL HIGHLIGHTS

LOUISIANA SERIES

                                                                        CLASS A                                   CLASS C
                                              ----------------------------------------------------    ----------------------------
                                                                                                        YEAR ENDED       5/27/99**
                                                               YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,        TO
                                              ----------------------------------------------------    ----------------   ---------
                                                2001       2000       1999        1998       1997      2001      2000     9/30/99
                                              -------    -------    -------    --------    -------    ------    ------   ---------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD .......    $7.80      $7.81      $8.51       $8.28      $8.16     $7.80     $7.80     $8.19
                                              -------    -------    -------    --------    -------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.38       0.39       0.39        0.41       0.41      0.30      0.32      0.11
Net realized and unrealized gain (loss)
  on investments ...........................     0.37       0.04      (0.59)       0.24       0.23      0.37      0.05     (0.39)
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL FROM INVESTMENT OPERATIONS ...........     0.75       0.43      (0.20)       0.65       0.64      0.67      0.37     (0.28)
                                              -------    -------    -------    --------    -------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.38)     (0.39)     (0.39)      (0.41)     (0.41)    (0.30)    (0.32)    (0.11)
Distributions from net realized
  capital gain .............................    (0.02)     (0.05)     (0.11)      (0.01)     (0.11)    (0.02)    (0.05)       --
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL DISTRIBUTIONS ........................    (0.40)     (0.44)     (0.50)      (0.42)     (0.52)    (0.32)    (0.37)    (0.11)
                                              -------    -------    -------    --------    -------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD .............    $8.15      $7.80      $7.81       $8.51      $8.28     $8.15     $7.80     $7.80
                                              =======    =======    =======    ========    =======    ======    ======    ======

TOTAL RETURN: ..............................    9.77%      5.70%     (2.44)%      8.08%      8.17%     8.78%     4.88%    (3.55)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ...  $49,267    $47,099    $51,543     $56,308    $56,199      $873      $581       $--
Ratio of expenses to average net assets ....    0.89%      0.88%      0.84%       0.88%      0.86%     1.79%     1.78%     1.71%+
Ratio of net income to average net assets ..    4.71%      5.10%      4.76%       4.86%      5.08%     3.81%     4.20%     4.00%+
Portfolio turnover rate ....................    4.99%        --       8.67%      15.72%     16.08%     4.99%       --      8.67%++

                                                                   CLASS D
                                              ----------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------
                                                2001       2000       1999        1998       1997
                                              -------    -------    -------    --------    -------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR .........  $  7.80    $  7.80    $  8.50    $   8.27    $  8.16
                                              -------    -------    -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.30       0.32       0.32        0.33       0.34
Net realized and unrealized gain (loss)
  on investments ...........................     0.37       0.05      (0.59)       0.24       0.22
                                              -------    -------    -------    --------    -------
TOTAL FROM INVESTMENT OPERATIONS ...........     0.67       0.37      (0.27)       0.57       0.56
                                              -------    -------    -------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.30)     (0.32)     (0.32)      (0.33)     (0.34)
Distributions from net realized
  capital gain .............................    (0.02)     (0.05)     (0.11)      (0.01)     (0.11)
                                              -------    -------    -------    --------    -------
TOTAL DISTRIBUTIONS ........................    (0.32)     (0.37)     (0.43)      (0.34)     (0.45)
                                              -------    -------    -------    --------    -------
NET ASSET VALUE, END OF YEAR ...............  $  8.15    $  7.80    $  7.80    $   8.50    $  8.27
                                              =======    =======    =======    ========    =======

TOTAL RETURN: ..............................    8.78%      4.88%     (3.33)%      7.11%      7.07%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) .....  $   970    $   721    $   908    $    837    $   509
Ratio of expenses to average net assets ....    1.79%      1.78%      1.74%       1.78%      1.76%
Ratio of net income to average net assets ..    3.81%      4.20%      3.86%       3.96%      4.18%
Portfolio turnover rate ....................    4.99%        --       8.67%      15.72%     16.08%

----------
See footnotes on page 69.

FINANCIAL HIGHLIGHTS

MARYLAND SERIES

                                                                        CLASS A                                   CLASS C
                                              ----------------------------------------------------    ----------------------------
                                                                                                        YEAR ENDED       5/27/99**
                                                               YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,        TO
                                              ----------------------------------------------------    ----------------   ---------
                                                2001       2000       1999        1998       1997      2001      2000     9/30/99
                                              -------    -------    -------    --------    -------    ------    ------   ---------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD .......    $7.79      $7.79      $8.32       $8.14      $7.99     $7.80     $7.80     $8.13
                                              -------    -------    -------    --------    -------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.39       0.39       0.39        0.40       0.40      0.32      0.32      0.11
Net realized and unrealized gain (loss)
  on investments ...........................     0.29         --      (0.50)       0.23       0.19      0.29        --     (0.33)
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL FROM INVESTMENT OPERATIONS ...........     0.68       0.39      (0.11)       0.63       0.59      0.61      0.32     (0.22)
                                              -------    -------    -------    --------    -------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.39)     (0.39)     (0.39)      (0.40)     (0.40)    (0.32)    (0.32)    (0.11)
Distributions from net realized
  capital gain .............................       --         --      (0.03)      (0.05)     (0.04)       --        --        --
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL DISTRIBUTIONS ........................    (0.39)     (0.39)     (0.42)      (0.45)     (0.44)    (0.32)    (0.32)    (0.11)
                                              -------    -------    -------    --------    -------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD .............    $8.08      $7.79      $7.79       $8.32      $8.14     $8.09     $7.80     $7.80
                                              =======    =======    =======    ========    =======    ======    ======    ======

TOTAL RETURN: ..............................    8.83%      5.26%     (1.45)%      7.89%      7.64%     7.86%     4.32%    (2.83)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ...  $46,234    $48,042    $49,523     $54,891    $52,549      $417      $161       $75
Ratio of expenses to average net assets ....    0.91%      0.91%      0.87%       0.89%      0.90%     1.81%     1.81%     1.75%+
Ratio of net income to average net assets ..    4.82%      5.10%      4.77%       4.82%      4.99%     3.92%     4.20%     4.04%+
Portfolio turnover rate ....................      --       9.76%      1.80%       7.59%     14.79%       --      9.76%     1.80%++

                                                                   CLASS D
                                              ----------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------
                                                2001       2000       1999        1998       1997
                                              -------    -------    -------    --------    -------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR .........  $  7.80    $  7.80    $  8.33    $   8.15    $  7.99
                                              -------    -------    -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.32       0.32       0.31        0.32       0.33
Net realized and unrealized gain (loss)
  on investments ...........................     0.29         --      (0.50)       0.23       0.20
                                              -------    -------    -------    --------    -------
TOTAL FROM INVESTMENT OPERATIONS ...........     0.61       0.32      (0.19)       0.55       0.53
                                              -------    -------    -------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.32)     (0.32)     (0.31)      (0.32)     (0.33)
Distributions from net realized
  capital gain .............................       --         --      (0.03)      (0.05)     (0.04)
                                              -------    -------    -------    --------    -------
TOTAL DISTRIBUTIONS ........................    (0.32)     (0.32)     (0.34)      (0.37)     (0.37)
                                              -------    -------    -------    --------    -------
NET ASSET VALUE, END OF YEAR ...............  $  8.09    $  7.80    $  7.80    $   8.33    $  8.15
                                              =======    =======    =======    ========    =======

TOTAL RETURN: ..............................    7.86%      4.32%     (2.00)%      6.91%      6.80%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) .....  $ 2,216    $ 2,179    $ 2,775    $  3,128    $ 2,063
Ratio of expenses to average net assets ....    1.81%      1.81%      1.77%       1.80%      1.81%
Ratio of net income to average net assets ..    3.92%      4.20%      3.87%       3.91%      4.08%
Portfolio turnover rate ....................      --       9.76%      1.80%       7.59%     14.79%

----------
See footnotes on page 69.

FINANCIAL HIGHLIGHTS

MASSACHUSETTS SERIES

                                                                        CLASS A                                   CLASS C
                                              ----------------------------------------------------    ----------------------------
                                                                                                        YEAR ENDED       5/27/99**
                                                               YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,        TO
                                              ----------------------------------------------------    ----------------   ---------
                                                2001       2000       1999        1998       1997      2001      2000     9/30/99
                                              -------    -------    -------    --------    -------    ------    ------   ---------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD .......    $7.48      $7.47      $8.27       $7.99      $7.85     $7.48     $7.47     $7.96
                                              -------    -------    -------    --------    -------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.35       0.36       0.36        0.38       0.40      0.28      0.29      0.10
Net realized and unrealized gain (loss)
  on investments ...........................     0.53       0.07      (0.75)       0.37       0.22      0.53      0.07     (0.49)
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL FROM INVESTMENT OPERATIONS ...........     0.88       0.43      (0.39)       0.75       0.62      0.81      0.36     (0.39)
                                              -------    -------    -------    --------    -------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.35)     (0.36)     (0.36)      (0.38)     (0.40)    (0.28)    (0.29)    (0.10)
Distributions from net realized
  capital gain .............................       --      (0.06)     (0.05)      (0.09)     (0.08)       --     (0.06)       --
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL DISTRIBUTIONS ........................    (0.35)     (0.42)     (0.41)      (0.47)     (0.48)    (0.28)    (0.35)    (0.10)
                                              -------    -------    -------    --------    -------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD .............    $8.01      $7.48      $7.47       $8.27      $7.99     $8.01     $7.48     $7.47
                                              =======    =======    =======    ========    =======    ======    ======    ======

TOTAL RETURN: ..............................   12.01%      5.97%     (4.85)%      9.80%      8.11%    11.00%     5.01%    (5.02)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ...  $85,336    $81,487    $92,929    $109,328    $110,011   $1,009      $283      $228
Ratio of expenses to average net assets ....    0.89%      0.86%      0.83%       0.80%      0.84%     1.79%     1.76%     1.73%+
Ratio of net income to average net assets ..    4.52%      4.95%      4.56%       4.72%      5.06%     3.62%     4.05%     3.80%+
Portfolio turnover rate ....................    5.09%     22.46%     23.88%      13.41%     29.26%     5.09%    22.46%    23.88%++

                                                                   CLASS D
                                              ----------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------
                                                2001       2000       1999        1998       1997
                                              -------    -------    -------    --------    -------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR .........  $  7.48    $  7.47    $  8.26    $   7.99    $  7.84
                                              -------    -------    -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.28       0.29       0.29        0.31       0.33
Net realized and unrealized gain (loss)
  on investments ...........................     0.53       0.07      (0.74)       0.36       0.23
                                              -------    -------    -------    --------    -------
TOTAL FROM INVESTMENT OPERATIONS ...........     0.81       0.36      (0.45)       0.67       0.56
                                              -------    -------    -------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.28)     (0.29)     (0.29)      (0.31)     (0.33)
Distributions from net realized
  capital gain .............................       --      (0.06)     (0.05)      (0.09)     (0.08)
                                              -------    -------    -------    --------    -------
TOTAL DISTRIBUTIONS ........................    (0.28)     (0.35)     (0.34)      (0.40)     (0.41)
                                              -------    -------    -------    --------    -------
NET ASSET VALUE, END OF YEAR ...............  $  8.01    $  7.48    $  7.47    $   8.26    $  7.99
                                              =======    =======    =======    ========    =======

TOTAL RETURN: ..............................    11.00%      5.01%     (5.61)%      8.68%      7.29%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) .....  $ 1,721    $ 1,436    $ 2,934    $  1,468    $ 1,245
Ratio of expenses to average net assets ....     1.79%      1.76%      1.73%       1.71%      1.74%
Ratio of net income to average net assets ..     3.62%      4.05%      3.66%       3.81%      4.16%
Portfolio turnover rate ....................     5.09%     22.46%     23.88%      13.41%     29.26%

----------
See footnotes on page 69.

FINANCIAL HIGHLIGHTS

MICHIGAN SERIES

                                                                        CLASS A                                   CLASS C
                                              ----------------------------------------------------    ----------------------------
                                                                                                        YEAR ENDED       5/27/99**
                                                               YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,        TO
                                              ----------------------------------------------------    ----------------   ---------
                                                2001       2000       1999        1998       1997      2001      2000     9/30/99
                                              -------    -------    -------    --------    -------    ------    ------   ---------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD .......    $8.11      $8.04      $8.83       $8.60      $8.46     $8.10     $8.03     $8.43
                                              -------    -------    -------    --------    -------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.40       0.41       0.40        0.41       0.43      0.33      0.34      0.11
Net realized and unrealized gain (loss)
  on investments ...........................     0.39       0.10      (0.63)       0.30       0.23      0.39      0.10     (0.40)
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL FROM INVESTMENT OPERATIONS ...........     0.79       0.51      (0.23)       0.71       0.66      0.72      0.44     (0.29)
                                              -------    -------    -------    --------    -------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.40)     (0.41)     (0.40)      (0.41)     (0.43)    (0.33)    (0.34)    (0.11)
Distributions from net realized
  capital gain .............................    (0.03)     (0.03)     (0.16)      (0.07)     (0.09)    (0.03)    (0.03)       --
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL DISTRIBUTIONS ........................    (0.43)     (0.44)     (0.56)      (0.48)     (0.52)    (0.36)    (0.37)    (0.11)
                                              -------    -------    -------    --------    -------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD .............    $8.47      $8.11      $8.04       $8.83      $8.60     $8.46     $8.10     $8.03
                                              =======    =======    =======    ========    =======    ======    ======    ======

TOTAL RETURN: ..............................    9.98%      6.62%     (2.77)%      8.63%      8.16%     8.99%     5.68%    (3.55)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ... $122,978   $117,241   $125,560   $144,161    $143,370      $899      $356      $114
Ratio of expenses to average net assets ....    0.70%      0.70%      0.82%       0.79%      0.81%     1.60%     1.60%     1.73%+
Ratio of net income to average net assets ..    4.85%      5.20%      4.73%       4.78%      5.13%     3.95%     4.30%     3.96%+
Portfolio turnover rate ....................   11.63%      7.80%      3.73%      23.60%     10.98%    11.63%     7.80%     3.73%++
Without expense reimbursement:*
Ratio of expenses to average net assets ....    0.85%      0.84%      1.75%       1.74%
Ratio of net income to average net assets ..    4.70%      5.06%      3.80%       4.16%

                                                                   CLASS D
                                              ----------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------
                                                2001       2000       1999        1998       1997
                                              -------    -------    -------    --------    -------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR .........  $  8.10    $  8.03    $  8.82    $   8.59    $  8.45
                                              -------    -------    -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.33       0.34       0.32        0.33       0.36
Net realized and unrealized gain (loss)
  on investments ...........................     0.39       0.10      (0.63)       0.30       0.23
                                              -------    -------    -------    --------    -------
TOTAL FROM INVESTMENT OPERATIONS ...........     0.72       0.44      (0.31)       0.63       0.59
                                              -------    -------    -------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.33)     (0.34)     (0.32)      (0.33)     (0.36)
Distributions from net realized
  capital gain .............................    (0.03)     (0.03)     (0.16)      (0.07)     (0.09)
                                              -------    -------    -------    --------    -------
TOTAL DISTRIBUTIONS ........................    (0.36)     (0.37)     (0.48)      (0.40)     (0.45)
                                              -------    -------    -------    --------    -------
NET ASSET VALUE, END OF YEAR ...............  $  8.46    $  8.10    $  8.03    $   8.82    $  8.59
                                              =======    =======    =======    ========    =======

TOTAL RETURN: ..............................    8.99%      5.68%     (3.65)%      7.66%      7.19%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) .....  $ 2,015    $ 1,605    $ 2,074    $  1,841    $ 1,845
Ratio of expenses to average net assets ....    1.60%      1.60%      1.72%       1.70%      1.71%
Ratio of net income to average net assets ..    3.95%      4.30%      3.83%       3.87%      4.23%
Portfolio turnover rate ....................   11.63%      7.80%      3.73%      23.60%     10.98%
Without expense reimbursement:*
Ratio of expenses to average net assets ....    1.75%      1.74%
Ratio of net income to average net assets ..    3.80%      4.16%

----------
See footnotes on page 69.

FINANCIAL HIGHLIGHTS

MINNESOTA SERIES

                                                                        CLASS A                                   CLASS C
                                              ----------------------------------------------------    ----------------------------
                                                                                                        YEAR ENDED       5/27/99**
                                                               YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,        TO
                                              ----------------------------------------------------    ----------------   ---------
                                                2001       2000       1999        1998       1997      2001      2000     9/30/99
                                              -------    -------    -------    --------    -------    ------    ------   ---------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD .......    $7.34      $7.36      $7.98       $7.79      $7.68     $7.34     $7.36     $7.72
                                              -------    -------    -------    --------    -------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.34       0.36       0.36        0.38       0.40      0.28      0.29      0.10
Net realized and unrealized gain (loss)
  on investments ...........................     0.38       0.02      (0.52)       0.20       0.11      0.38      0.02     (0.36)
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL FROM INVESTMENT OPERATIONS ...........     0.72       0.38      (0.16)       0.58       0.51      0.66      0.31     (0.26)
                                              -------    -------    -------    --------    -------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.34)     (0.36)     (0.36)      (0.38)     (0.40)    (0.28)    (0.29)    (0.10)
Distributions from net realized
  capital gain .............................       --      (0.04)     (0.10)      (0.01)        --        --     (0.04)       --
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL DISTRIBUTIONS ........................    (0.34)     (0.40)     (0.46)      (0.39)     (0.40)    (0.28)    (0.33)    (0.10)
                                              -------    -------    -------    --------    -------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD .............    $7.72      $7.34      $7.36       $7.98      $7.79     $7.72     $7.34     $7.36
                                              =======    =======    =======    ========    =======    ======    ======    ======

TOTAL RETURN: ..............................   10.02%      5.35%     (2.09)%      7.68%      6.85%     9.04%     4.42%    (3.47)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ...  $98,452    $96,475   $109,165    $121,374   $121,674      $275       $23     $  --
Ratio of expenses to average net assets ....    0.89%      0.87%      0.84%       0.81%      0.85%     1.79%     1.77%     1.74%+
Ratio of net income to average net assets ..    4.52%      4.95%      4.71%       4.87%      5.21%     3.62%     4.05%     3.94%+
Portfolio turnover rate ....................    1.02%     12.38%      9.74%      21.86%      6.88%     1.02%    12.38%     9.74%++

                                                                   CLASS D
                                              ----------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------
                                                2001       2000       1999        1998       1997
                                              -------    -------    -------    --------    -------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR .........    $7.34      $7.36      $7.98       $7.79      $7.68
                                              -------    -------    -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.28       0.29       0.30        0.31       0.33
Net realized and unrealized gain (loss)
  on investments ...........................     0.38       0.02      (0.52)       0.20       0.11
                                              -------    -------    -------    --------    -------
TOTAL FROM INVESTMENT OPERATIONS ...........     0.66       0.31      (0.22)       0.51       0.44
                                              -------    -------    -------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.28)     (0.29)     (0.30)      (0.31)     (0.33)
Distributions from net realized
  capital gain .............................       --      (0.04)     (0.10)      (0.01)        --
                                              -------    -------    -------    --------    -------
TOTAL DISTRIBUTIONS ........................    (0.28)     (0.33)     (0.40)      (0.32)     (0.33)
                                              -------    -------    -------    --------    -------
NET ASSET VALUE, END OF YEAR ...............    $7.72      $7.34      $7.36       $7.98      $7.79
                                              =======    =======    =======    ========    =======

TOTAL RETURN: ..............................     9.04%      4.42%     (2.96)%      6.71%      5.89%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) .....   $1,575     $1,629     $1,856      $2,103     $1,799
Ratio of expenses to average net assets ....     1.79%      1.77%      1.74%       1.72%      1.75%
Ratio of net income to average net assets ..     3.62%      4.05%      3.81%       3.96%      4.31%
Portfolio turnover rate ....................     1.02%     12.38%      9.74%      21.86%      6.88%

----------
See footnotes on page 69.

FINANCIAL HIGHLIGHTS

MISSOURI SERIES

                                                                        CLASS A                                   CLASS C
                                              ----------------------------------------------------    ----------------------------
                                                                                                        YEAR ENDED       5/27/99**
                                                               YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,        TO
                                              ----------------------------------------------------    ----------------   ---------
                                                2001       2000       1999        1998       1997      2001      2000     9/30/99
                                              -------    -------    -------    --------    -------    ------    ------   ---------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD .......    $7.37      $7.29      $8.03       $7.82      $7.71     $7.37     $7.29     $7.68
                                              -------    -------    -------    --------    -------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.34       0.35       0.35        0.36       0.38      0.27      0.28      0.10
Net realized and unrealized gain (loss)
  on investments ...........................     0.47       0.09      (0.62)       0.28       0.19      0.47      0.09     (0.39)
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL FROM INVESTMENT OPERATIONS ...........     0.81       0.44      (0.27)       0.64       0.57      0.74      0.37     (0.29)
                                              -------    -------    -------    --------    -------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.34)     (0.35)     (0.35)      (0.36)     (0.38)    (0.27)    (0.28)    (0.10)
Distributions from net realized
  capital gain .............................    (0.03)     (0.01)     (0.12)      (0.07)     (0.08)    (0.03)    (0.01)       --
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL DISTRIBUTIONS ........................    (0.37)     (0.36)     (0.47)      (0.43)     (0.46)    (0.30)    (0.29)    (0.10)
                                              -------    -------    -------    --------    -------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD .............    $7.81      $7.37      $7.29       $8.03      $7.82     $7.81     $7.37     $7.29
                                              =======    =======    =======    ========    =======    ======    ======    ======

TOTAL RETURN: ..............................   11.26%      6.19%     (3.58)%      8.41%      7.70%    10.27%     5.27%    (3.95)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ...  $37,879    $38,529    $43,437     $49,949    $52,766       $75       $22       $21
Ratio of expenses to average net assets ....    0.94%      0.93%      0.87%       0.89%      0.89%     1.84%     1.83%     1.74%+
Ratio of net income to average net assets ..    4.44%      4.83%      4.50%       4.59%      4.93%     3.54%     3.93%     3.75%+
Portfolio turnover rate ....................    5.70%      6.00%     10.43%      21.26%      6.47%     5.70%     6.00%    10.43%++

                                                                   CLASS D
                                              ----------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------
                                                2001       2000       1999        1998       1997
                                              -------    -------    -------    --------    -------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR .........    $7.37      $7.29      $8.03       $7.82      $7.72
                                              -------    -------    -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.27       0.28       0.28        0.29       0.31
Net realized and unrealized gain (loss)
  on investments ...........................     0.47       0.09      (0.62)       0.28       0.18
                                              -------    -------    -------    --------    -------
TOTAL FROM INVESTMENT OPERATIONS ...........     0.74       0.37      (0.34)       0.57       0.49
                                              -------    -------    -------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.27)     (0.28)     (0.28)      (0.29)     (0.31)
Distributions from net realized
  capital gain .............................    (0.03)     (0.01)     (0.12)      (0.07)     (0.08)
                                              -------    -------    -------    --------    -------
TOTAL DISTRIBUTIONS ........................    (0.30)     (0.29)     (0.40)      (0.36)     (0.39)
                                              -------    -------    -------    --------    -------
NET ASSET VALUE, END OF YEAR ...............    $7.81      $7.37      $7.29       $8.03      $7.82
                                              =======    =======    =======    ========    =======

TOTAL RETURN: ..............................    0.27%      5.27%     (4.46)%      7.45%      6.60%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) .....     $575       $321       $617        $418       $474
Ratio of expenses to average net assets ....    1.84%      1.83%      1.77%       1.79%      1.80%
Ratio of net income to average net assets ..    3.54%      3.93%      3.60%       3.69%      4.02%
Portfolio turnover rate ....................    5.70%      6.00%     10.43%      21.26%      6.47%

----------
See footnotes on page 69.

FINANCIAL HIGHLIGHTS

NEW YORK SERIES

                                                                        CLASS A                                   CLASS C
                                              ----------------------------------------------------    ----------------------------
                                                                                                        YEAR ENDED       5/27/99**
                                                               YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,        TO
                                              ----------------------------------------------------    ----------------   ---------
                                                2001       2000       1999        1998       1997      2001      2000     9/30/99
                                              -------    -------    -------    --------    -------    ------    ------   ---------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD .......    $7.77      $7.70      $8.60       $8.28      $7.98     $7.78     $7.70     $8.14
                                              -------    -------    -------    --------    -------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.38       0.39       0.38        0.40       0.41      0.30      0.32      0.11
Net realized and unrealized gain (loss)
  on investments ...........................     0.45       0.08      (0.69)       0.40       0.32      0.45      0.09     (0.44)
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL FROM INVESTMENT OPERATIONS ...........     0.83       0.47      (0.31)       0.80       0.73      0.75      0.41     (0.33)
                                              -------    -------    -------    --------    -------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.38)     (0.39)     (0.38)      (0.40)     (0.41)    (0.30)    (0.32)    (0.11)
Distributions from net realized
  capital gain .............................    (0.06)     (0.01)     (0.21)      (0.08)     (0.02)    (0.06)    (0.01)       --
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL DISTRIBUTIONS ........................    (0.44)     (0.40)     (0.59)      (0.48)     (0.43)    (0.36)    (0.33)    (0.11)
                                              -------    -------    -------    --------    -------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD .............    $8.16      $7.77      $7.70       $8.60      $8.28     $8.17     $7.78     $7.70
                                              =======    =======    =======    ========    =======    ======    ======    ======

TOTAL RETURN: ..............................   10.90%      6.28%     (3.86)%     10.02%      9.45%     9.88%     5.46%    (4.22)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ...  $82,482    $69,549    $76,833     $84,822    $83,528    $3,624      $402      $189
Ratio of expenses to average net assets ....    0.70%      0.70%      0.81%       0.81%      0.82%     1.60%     1.60%     1.69%+
Ratio of net income to average net assets ..    4.70%      5.17%      4.63%       4.74%      5.09%     3.80%     4.27%     3.96%+
Portfolio turnover rate ....................    8.15%      7.30%     11.85%      39.85%     23.83%     8.15%     7.30%    11.85%++
Without expense reimbursement:*
Ratio of expenses to average net assets ....    0.83%      0.83%      1.73%       1.73%
Ratio of net income to average net assets ..    4.57%      5.04%      3.67%       4.14%

                                                                   CLASS D
                                              ----------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------
                                                2001       2000       1999        1998       1997
                                              -------    -------    -------    --------    -------
PER SHARE DATA:

Net Asset Value, Beginning of Year .........    $7.78      $7.70      $8.60       $8.29      $7.98
                                              -------    -------    -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.30       0.32       0.30        0.32       0.34
Net realized and unrealized gain (loss)
  on investments ...........................     0.45       0.09      (0.69)       0.39       0.33
                                              -------    -------    -------    --------    -------
TOTAL FROM INVESTMENT OPERATIONS ...........     0.75       0.41      (0.39)       0.71       0.67
                                              -------    -------    -------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.30)     (0.32)     (0.30)      (0.32)     (0.34)
Distributions from net realized
  capital gain .............................    (0.06)     (0.01)     (0.21)      (0.08)     (0.02)
                                              -------    -------    -------    --------    -------
TOTAL DISTRIBUTIONS ........................    (0.36)     (0.33)     (0.51)      (0.40)     (0.36)
                                              -------    -------    -------    --------    -------
NET ASSET VALUE, END OF YEAR ...............    $8.17      $7.78      $7.70       $8.60      $8.29
                                              =======    =======    =======    ========    =======

TOTAL RETURN: ..............................    9.88%      5.46%     (4.73)%      8.88%      8.60%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) .....   $3,297     $2,593     $2,844      $2,182     $1,572
Ratio of expenses to average net assets ....    1.60%      1.60%      1.71%       1.72%      1.73%
Ratio of net income to average net assets ..    3.80%      4.27%      3.73%       3.83%      4.18%
Portfolio turnover rate ....................    8.15%      7.30%     11.85%      39.85%     23.83%
Without expense reimbursement:*
Ratio of expenses to average net assets ....    1.73%      1.73%
Ratio of net income to average net assets ..    3.67%      4.14%

----------
See footnotes on page 69.

FINANCIAL HIGHLIGHTS

OHIO SERIES

                                                                        CLASS A                                   CLASS C
                                              ----------------------------------------------------    ----------------------------
                                                                                                        YEAR ENDED       5/27/99**
                                                               YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,        TO
                                              ----------------------------------------------------    ----------------   ---------
                                                2001       2000       1999        1998       1997      2001      2000     9/30/99
                                              -------    -------    -------    --------    -------    ------    ------   ---------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD .......    $7.64      $7.64      $8.37       $8.19      $8.09     $7.69     $7.68     $8.06
                                              -------    -------    -------    --------    -------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.38       0.39       0.38        0.40       0.42      0.31      0.33      0.11
Net realized and unrealized gain (loss)
  on investments ...........................     0.39       0.02      (0.60)       0.29       0.17      0.39      0.03     (0.38)
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL FROM INVESTMENT OPERATIONS ...........     0.77       0.41      (0.22)       0.69       0.59      0.70      0.36     (0.27)
                                              -------    -------    -------    --------    -------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.38)     (0.39)     (0.38)      (0.40)     (0.42)    (0.31)    (0.33)    (0.11)
Distributions from net realized
  capital gain .............................       (o)     (0.02)     (0.13)      (0.11)     (0.07)       (o)    (0.02)       --
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL DISTRIBUTIONS ........................    (0.38)     (0.41)     (0.51)      (0.51)     (0.49)    (0.31)    (0.35)    (0.11)
                                              -------    -------    -------    --------    -------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD .............    $8.03      $7.64      $7.64       $8.37      $8.19     $8.08     $7.69     $7.68
                                              =======    =======    =======    ========    =======    ======    ======    ======

TOTAL RETURN: ..............................   10.30%      5.58%     (2.68)%      8.77%      7.54%     9.26%     4.78%    (3.51)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ... $128,433   $128,364   $135,034    $153,126   $154,419      $812      $222       $18
Ratio of expenses to average net assets ....    0.70%      0.71%      0.81%       0.78%      0.81%     1.60%     1.61%     1.71%+
Ratio of net income to average net assets ..    4.81%      5.21%      4.78%       4.92%      5.19%     3.91%     4.31%     3.99%+
Portfolio turnover rate ....................    7.57%      9.02%      6.07%      24.74%     11.76%     7.57%     9.02%     6.07%++
Without expense reimbursement:*
Ratio of expenses to average net assets ....    0.84%      0.84%      1.74%       1.74%
Ratio of net income to average net assets ..    4.67%      5.08%      3.77%       4.18%

                                                                   CLASS D
                                              ----------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------
                                                2001       2000       1999        1998       1997
                                              -------    -------    -------    --------    -------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR .........    $7.69      $7.68      $8.41       $8.23      $8.13
                                              -------    -------    -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.31       0.33       0.31        0.33       0.35
Net realized and unrealized gain (loss)
  on investments ...........................     0.39       0.03      (0.60)       0.29       0.17
                                              -------    -------    -------    --------    -------
TOTAL FROM INVESTMENT OPERATIONS ...........     0.70       0.36      (0.29)       0.62       0.52
                                              -------    -------    -------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.31)     (0.33)     (0.31)      (0.33)     (0.35)
Distributions from net realized
  capital gain .............................       (o)     (0.02)     (0.13)      (0.11)     (0.07)
                                              -------    -------    -------    --------    -------
TOTAL DISTRIBUTIONS ........................    (0.31)     (0.35)     (0.44)      (0.44)     (0.42)
                                              -------    -------    -------    --------    -------
NET ASSET VALUE, END OF YEAR ...............    $8.08      $7.69      $7.68       $8.41      $8.23
                                              =======    =======    =======    ========    =======

TOTAL RETURN: ..............................    9.26%      4.78%     (3.52)%      7.78%      6.57%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) .....   $1,583     $1,425     $1,327      $1,103     $1,160
Ratio of expenses to average net assets ....    1.60%      1.61%      1.71%       1.69%      1.71%
Ratio of net income to average net assets ..    3.91%      4.31%      3.88%       4.01%      4.29%
Portfolio turnover rate ....................    7.57%      9.02%      6.07%      24.74%     11.76%
Without expense reimbursement:*
Ratio of expenses to average net assets ....    1.74%      1.74%
Ratio of net income to average net assets ..    3.77%      4.18%

----------
See footnotes on page 69.

FINANCIAL HIGHLIGHTS

OREGON SERIES

                                                                        CLASS A                                   CLASS C
                                              ----------------------------------------------------    ----------------------------
                                                                                                        YEAR ENDED       5/27/99**
                                                               YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,        TO
                                              ----------------------------------------------------    ----------------   ---------
                                                2001       2000       1999        1998       1997      2001      2000     9/30/99
                                              -------    -------    -------    --------    -------    ------    ------   ---------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD .......    $7.47      $7.48      $8.05       $7.87      $7.65     $7.47     $7.48     $7.83
                                              -------    -------    -------    --------    -------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.35       0.36       0.35        0.36       0.38      0.28      0.29      0.10
Net realized and unrealized gain (loss)
  on investments ...........................     0.42       0.04      (0.52)       0.28       0.26      0.42      0.04     (0.35)
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL FROM INVESTMENT OPERATIONS ...........     0.77       0.40      (0.17)       0.64       0.64      0.70      0.33     (0.25)
                                              -------    -------    -------    --------    -------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.35)     (0.36)     (0.35)      (0.36)     (0.38)    (0.28)    (0.29)    (0.10)
Distributions from net realized
  capital gain .............................    (0.04)     (0.05)     (0.05)      (0.10)     (0.04)    (0.04)    (0.05)       --
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL DISTRIBUTIONS ........................    (0.39)     (0.41)     (0.40)      (0.46)     (0.42)    (0.32)    (0.34)    (0.10)
                                              -------    -------    -------    --------    -------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD .............    $7.85      $7.47      $7.48       $8.05      $7.87     $7.85     $7.47     $7.48
                                              =======    =======    =======    ========    =======    ======    ======    ======

TOTAL RETURN: ..............................   10.52%      5.55%     (2.16)%      8.48%      8.60%     9.53%     4.62%    (3.32)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ...  $54,994    $52,890    $54,473     $57,601    $55,239    $1,166      $364      $ --
Ratio of expenses to average net assets ....    0.88%      0.89%      0.86%       0.88%      0.90%     1.78%     1.79%     1.73%+
Ratio of net income to average net assets ..    4.57%      4.86%      4.52%       4.60%      4.88%     3.67%     3.96%     3.77%+
Portfolio turnover rate ....................   14.58%     14.46%     12.28%      12.62%     19.46%    14.58%    14.46%    12.28%++

                                                                   CLASS D
                                              ----------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------
                                                2001       2000       1999        1998       1997
                                              -------    -------    -------    --------    -------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR .........    $7.47      $7.48      $8.04       $7.87      $7.64
                                              -------    -------    -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.28       0.29       0.28        0.29       0.31
Net realized and unrealized gain (loss)
  on investments ...........................     0.42       0.04      (0.51)       0.27       0.27
                                              -------    -------    -------    --------    -------
TOTAL FROM INVESTMENT OPERATIONS ...........     0.70       0.33      (0.23)       0.56       0.58
                                              -------    -------    -------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.28)     (0.29)     (0.28)      (0.29)     (0.31)
Distributions from net realized
  capital gain .............................    (0.04)     (0.05)     (0.05)      (0.10)     (0.04)
                                              -------    -------    -------    --------    -------
TOTAL DISTRIBUTIONS ........................    (0.32)     (0.34)     (0.33)      (0.39)     (0.35)
                                              -------    -------    -------    --------    -------
NET ASSET VALUE, END OF YEAR ...............    $7.85      $7.47      $7.48       $8.04      $7.87
                                              =======    =======    =======    ========    =======

TOTAL RETURN: ..............................    9.53%      4.62%     (2.92)%      7.37%      7.77%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) .....   $2,345     $2,465     $2,231      $2,650     $1,678
Ratio of expenses to average net assets ....    1.78%      1.79%      1.76%       1.79%      1.80%
Ratio of net income to average net assets ..    3.67%      3.96%      3.62%       3.69%      3.98%
Portfolio turnover rate ....................   14.58%     14.46%     12.28%      12.62%     19.46%

----------
See footnotes on page 69.

FINANCIAL HIGHLIGHTS

SOUTH CAROLINA SERIES

                                                                        CLASS A                                   CLASS C
                                              ----------------------------------------------------    ----------------------------
                                                                                                        YEAR ENDED       5/27/99**
                                                               YEAR ENDED SEPTEMBER 30,                 SEPTEMBER 30,        TO
                                              ----------------------------------------------------    ----------------   ---------
                                                2001       2000       1999        1998       1997      2001      2000     9/30/99
                                              -------    -------    -------    --------    -------    ------    ------   ---------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD .......    $7.66      $7.67      $8.38       $8.16      $8.07     $7.65     $7.66     $8.08
                                              -------    -------    -------    --------    -------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.37       0.38       0.38        0.39       0.40      0.29      0.31      0.11
Net realized and unrealized gain (loss)
  on investments ...........................     0.41       0.07      (0.64)       0.29       0.22      0.41      0.07     (0.42)
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL FROM INVESTMENT OPERATIONS ...........     0.78       0.45      (0.26)       0.68       0.62      0.70      0.38     (0.31)
                                              -------    -------    -------    --------    -------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.37)     (0.38)     (0.38)      (0.39)     (0.40)    (0.29)    (0.31)    (0.11)
Distributions from net realized
  capital gain .............................       --      (0.08)     (0.07)      (0.07)     (0.13)       --     (0.08)       --
                                              -------    -------    -------    --------    -------    ------    ------    ------

TOTAL DISTRIBUTIONS ........................    (0.37)     (0.46)     (0.45)      (0.46)     (0.53)    (0.29)    (0.39)    (0.11)
                                              -------    -------    -------    --------    -------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD .............    $8.07      $7.66      $7.67       $8.38      $8.16     $8.06     $7.65     $7.66
                                              =======    =======    =======    ========    =======    ======    ======    ======

TOTAL RETURN: ..............................   10.28%      6.07%     (3.32)%      8.66%      7.99%     9.30%     5.12%    (4.01)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ...  $84,109    $81,138    $92,793    $106,328   $101,018    $1,589      $893      $335
Ratio of expenses to average net assets ....    0.88%      0.86%      0.83%       0.80%      0.84%     1.78%     1.76%     1.72%+
Ratio of net income to average net assets ..    4.59%      5.04%      4.65%       4.74%      5.04%     3.69%     4.14%     3.96%+
Portfolio turnover rate ....................    2.80%      3.49%     18.06%      16.63%        --      2.80%     3.49%    18.06%++

                                                                   CLASS D
                                              ----------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------
                                                2001       2000       1999        1998       1997
                                              -------    -------    -------    --------    -------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR .........    $7.65      $7.66      $8.38       $8.16      $8.06
                                              -------    -------    -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................     0.29       0.31       0.30        0.31       0.33
Net realized and unrealized gain (loss)
  on investments ...........................     0.41       0.07      (0.65)       0.29       0.23
                                              -------    -------    -------    --------    -------
TOTAL FROM INVESTMENT OPERATIONS ...........     0.70       0.38      (0.35)       0.60       0.56
                                              -------    -------    -------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......    (0.29)     (0.31)     (0.30)      (0.31)     (0.33)
Distributions from net realized
  capital gain .............................       --      (0.08)     (0.07)      (0.07)     (0.13)
                                              -------    -------    -------    --------    -------
TOTAL DISTRIBUTIONS ........................    (0.29)     (0.39)     (0.37)      (0.38)     (0.46)
                                              -------    -------    -------    --------    -------
NET ASSET VALUE, END OF YEAR ...............    $8.06      $7.65      $7.66       $8.38      $8.16
                                              =======    =======    =======    ========    =======

TOTAL RETURN: ..............................    9.30%      5.12%     (4.32)%      7.68%      7.15%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) .....   $4,378     $4,443     $5,936      $5,594     $3,663
Ratio of expenses to average net assets ....    1.78%      1.76%      1.73%       1.71%      1.75%
Ratio of net income to average net assets ..    3.69%      4.14%      3.75%       3.83%      4.13%
Portfolio turnover rate ....................    2.80%      3.49%     18.06%      16.63%        --

----------

   * During the periods stated, the Manager, at its discretion, reimbursed expenses for the Michigan, New York and Ohio Series.

  ** Commencement of offering of Class C shares.

   + Annualized.

  ++ For the year ended September 30, 1999.

 (o) A capital gain of $0.002 per share was paid.

See Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN MUNICIPAL FUND SERIES, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Fund Series, Inc. (the "Fund", comprising, respectively, the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon, and South Carolina Series) as of September 30, 2001, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series constituting the Seligman Municipal Fund Series, Inc. as of September 30, 2001, and the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP
New York, New York
November 9, 2001

BOARD OF DIRECTORS

JOHN R. GALVIN 2, 4                                               JAMES C. PITNEY 3, 4
DIRECTOR, Raytheon Company                                        RETIRED PARTNER, Pitney, Hardin, Kipp & Szuch, Law Firm
DEAN EMERITUS, Fletcher School of Law and Diplomacy
   at Tufts University                                            LEROY C. RICHIE 2, 4
                                                                  CHAIRMAN AND CEO, Q Standards Worldwide, Inc.
ALICE S. ILCHMAN 3, 4
TRUSTEE, Committee for Economic Development                       JAMES Q. RIORDAN 3, 4
CHAIRMAN, The Rockefeller Foundation                              DIRECTOR, KeySpan Corporation
                                                                  TRUSTEE, Committee for Economic Development
FRANK A. MCPHERSON 3, 4
DIRECTOR, Kimberly-Clark Corporation                              ROBERT L. SHAFER 3, 4
DIRECTOR, Baptist Medical Center                                  RETIRED VICE PRESIDENT, Pfizer Inc.
DIRECTOR, Conoco Inc.
                                                                  JAMES N. WHITSON 2, 4
JOHN E. MEROW 2, 4                                                DIRECTOR AND CONSULTANT, Sammons Enterprises, Inc.
DIRECTOR, Commonwealth Industries, Inc.                           DIRECTOR, C-SPAN
TRUSTEE, New York-Presbyterian Hospital                           DIRECTOR, CommScope, Inc.
RETIRED CHAIRMAN AND SENIOR PARTNER,
   Sullivan & Cromwell, Law Firm                                  BRIAN T. ZINO 1
                                                                  PRESIDENT
BETSY S. MICHEL 2, 4                                              PRESIDENT, J. & W. Seligman & Co. Incorporated
TRUSTEE, The Geraldine R. Dodge Foundation                        CHAIRMAN, Seligman Data Corp.
                                                                  VICE CHAIRMAN, ICI Mutual Insurance Company
WILLIAM C. MORRIS 1                                               MEMBER OF THE BOARD OF GOVERNORS,
CHAIRMAN                                                             Investment Company Institute
CHAIRMAN OF THE BOARD,
   J. & W. Seligman & Co. Incorporated                            FRED E. BROWN
CHAIRMAN, Carbo Ceramics Inc.                                     DIRECTOR EMERITUS
DIRECTOR, Kerr-McGee Corporation
                                                                  ----------------
                                                                  Member:    1 Executive Committee
                                                                             2 Audit Committee
                                                                             3 Director Nominating Committee
                                                                             4 Board Operations Committee


EXECUTIVE OFFICERS


-------------------------------------------------------------------------------
WILLIAM C. MORRIS          THOMAS G. MOLES     LAWRENCE P. VOGEL
CHAIRMAN                   VICE PRESIDENT      VICE PRESIDENT AND TREASURER

BRIAN T. ZINO              THOMAS G. ROSE      FRANK J. NASTA
PRESIDENT                  VICE PRESIDENT      SECRETARY

-------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
FOR MORE INFORMATION

MANAGER
J. & W. Seligman & Co. Incorporated   GENERAL DISTRIBUTOR         IMPORTANT TELEPHONE NUMBERS
100 Park Avenue                       Seligman Advisors, Inc.     (800) 221-2450      Shareholder Services
New York, NY 10017                    100 Park Avenue
                                      New York, NY 10017          (212) 682-7600      Outside the United States
GENERAL COUNSEL
Sullivan & Cromwell                   SHAREHOLDER SERVICE AGENT   (800) 622-4597      24-Hour Automated
                                      Seligman Data Corp.                             Telephone Access
INDEPENDENT AUDITORS                  100 Park Avenue                                 Service
Deloitte & Touche LLP                 New York, NY 10017

----------------------------------------------------------------------------------------------------------------

GLOSSARY OF FINANCIAL TERMS

CAPITAL GAIN DISTRIBUTION -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio.

CAPITAL APPRECIATION/DEPRECIATION -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

COMPOUNDING -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

CONTINGENT DEFERRED SALES CHARGE (CDSC) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund. The CDSC expires after a fixed time period.

DIVIDEND -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

DIVIDEND YIELD -- A measurement of a fund's dividend as a percentage of the maximum offering price or net asset value.

EXPENSE RATIO -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

INVESTMENT OBJECTIVE -- The shared investment goal of a fund and its shareholders.

MANAGEMENT FEE -- The amount paid by a mutual fund to its investment advisor(s).

MULTIPLE CLASSES OF SHARES -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

NET ASSET VALUE (NAV) PER SHARE -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

OFFERING PRICE -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

PORTFOLIO TURNOVER -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

PROSPECTUS -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund's financial highlights.

SEC YIELD -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

SECURITIES AND EXCHANGE COMMISSION -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

STATEMENT OF ADDITIONAL INFORMATION -- A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

TOTAL RETURN -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The AVERAGE ANNUAL TOTAL RETURN represents the average annual compounded rate of return for the periods presented.

YIELD ON SECURITIES -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

-----------
Adapted from the Investment Company Institute's 2001 MUTUAL FUND FACT BOOK.

                            SELIGMAN ADVISORS, INC.
                                AN AFFILIATE OF
                                     {LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                      100 PARK AVENUE, NEW YORK, NY 10017



                                www.seligman.com





 THIS REPORT IS INTENDED ONLY FOR THE INFORMATION OF SHAREHOLDERS OR THOSE WHO
   HAVE RECEIVED THE OFFERING PROSPECTUS COVERING SHARES OF CAPITAL STOCK OF SELIGMAN MUNICIPAL FUND SERIES, INC., WHICH CONTAINS INFORMATION ABOUT THE SALES
 CHARGES, MANAGEMENT FEE, AND OTHER COSTS. PLEASE READ THE PROSPECTUS CAREFULLY
                       BEFORE INVESTING OR SENDING MONEY.


                                       {RECYCLED LOGO] Printed on Recycled Paper

TEA2  9/01